UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23661

Harbor ETF Trust

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302

(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR ETF TRUST 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1 – REPORTS TO STOCKHOLDERS

The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Harbor Active Small Cap ETF

Ticker: SMLL

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Active Small Cap ETF ("Fund") for the period of August 28, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Active Small Cap ETF	$14	0.80%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$8,572
Number of Investments	47
Total Net Advisory Fees Paid (in thousands)	$11
Portfolio Turnover Rate	12%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	29.9%
Financials	23.4%
Health Care	8.4%
Real Estate	8.3%
Consumer Discretionary	6.9%
Energy	6.1%
Materials	6.0%
Consumer Staples	4.5%
Information Technology	3.3%
Utilities	2.2%
Communication Services	1.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor AlphaEdge™ Large Cap Value ETF

Ticker: VLLU

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor AlphaEdge™ Large Cap Value ETF ("Fund") for the period of September 4, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor AlphaEdge™ Large Cap Value ETF	$4	0.25%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$2,062
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$1
Portfolio Turnover Rate	12%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	26.7%
Consumer Staples	14.3%
Energy	12.7%
Health Care	10.3%
Consumer Discretionary	8.8%
Information Technology	8.7%
Industrials	7.3%
Communication Services	6.8%
Materials	2.8%
Utilities	1.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor AlphaEdge™ Next Generation REITs ETF

Ticker: AREA

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor AlphaEdge™ Next Generation REITs ETF ("Fund") for the period of September 4, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor AlphaEdge™ Next Generation REITs ETF	$8	0.50%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$2,005
Number of Investments	35
Total Net Advisory Fees Paid (in thousands)	$1
Portfolio Turnover Rate	8%

Fund Investments

Industry Allocation (% of Investments)

Value	Value
Specialized REITs	61.3%
Health Care REITs	19.9%
Hotel & Resort REITs	14.8%
Residential REITs	4.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor AlphaEdge™ Small Cap Earners ETF

Ticker: EBIT

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor AlphaEdge™ Small Cap Earners ETF ("Fund") for the period of July 9, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor AlphaEdge™ Small Cap Earners ETF	$10	0.29%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$6,515
Number of Investments	695
Total Net Advisory Fees Paid (in thousands)	$5
Portfolio Turnover Rate	17%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	31.6%
Industrials	15.3%
Consumer Discretionary	15.1%
Energy	9.0%
Real Estate	5.4%
Materials	5.3%
Information Technology	4.4%
Communication Services	4.2%
Health Care	4.1%
Consumer Staples	2.8%
Utilities	2.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Commodity All-Weather Strategy ETF (Consolidated)

Ticker: HGER

Principal U.S. Market: NYSE

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Commodity All-Weather Strategy ETF (Consolidated) ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Commodity All-Weather Strategy ETF	$70	0.68%

Management's Discussion of Fund Performance

Subadvisor: Quantix Commodities LP

Performance Summary

The Fund returned 6.90% for the year ended October 31, 2024. The Fund seeks to track the performance of the Quantix Commodity Index (the “Index”), which returned 7.44% during the same period.

Top contributors to performance included:

• The Precious Metals sector, which was the biggest positive contributor due to Gold, which is the largest individual commodity weight in the Index.

• The Industrial Metals sector, with gains coming from Copper as Chinese stimulus package hopes supported demand expectations.

Top detractors from performance included:

• The Petroleum sector, particularly Heating Oil, Gasoil and Gasoline, detracted due to relatively subdued demand during peak driving season, along with an unexpectedly calm hurricane season.

• The Grains sector, notably Corn and Soybeans, detracted likely due to healthy global stocks-to-use ratios (a measure of supply and demand) and favorable weather patterns in the key producing regions.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 02/09/2022 through 10/31/2024

	ETF (based on Net Asset Value)	S&P 500 Index	Bloomberg Commodity Index	Quantix Commodity Index
Feb-22	$10,000	$10,000	$10,000	$10,000
Feb-22	$10,405	$9,545	$10,440	$10,410
Mar-22	$11,415	$9,900	$11,343	$11,427
Apr-22	$11,720	$9,037	$11,813	$11,746
May-22	$11,875	$9,053	$11,993	$11,918
Jun-22	$11,160	$8,306	$10,701	$11,218
Jul-22	$10,995	$9,072	$11,157	$11,072
Aug-22	$10,685	$8,702	$11,167	$10,780
Sep-22	$10,065	$7,900	$10,261	$10,167
Oct-22	$10,460	$8,540	$10,466	$10,594
Nov-22	$10,865	$9,017	$10,752	$11,021
Dec-22	$11,056	$8,498	$10,489	$11,222
Jan-23	$11,559	$9,032	$10,438	$11,756
Feb-23	$10,920	$8,811	$9,947	$11,121
Mar-23	$11,132	$9,135	$9,927	$11,347
Apr-23	$10,960	$9,277	$9,852	$11,187
May-23	$10,422	$9,318	$9,297	$10,658
Jun-23	$10,699	$9,933	$9,672	$10,952
Jul-23	$11,559	$10,252	$10,277	$11,856
Aug-23	$11,484	$10,089	$10,199	$11,792
Sep-23	$11,549	$9,608	$10,128	$11,870
Oct-23	$11,444	$9,406	$10,155	$11,776
Nov-23	$11,413	$10,265	$9,926	$11,754
Dec-23	$11,275	$10,732	$9,659	$11,617
Jan-24	$11,415	$10,912	$9,697	$11,774
Feb-24	$11,328	$11,494	$9,555	$11,699
Mar-24	$11,938	$11,864	$9,871	$12,335
Apr-24	$12,219	$11,380	$10,136	$12,610
May-24	$12,192	$11,944	$10,314	$12,565
Jun-24	$12,143	$12,373	$10,156	$12,529
Jul-24	$11,911	$12,523	$9,746	$12,305
Aug-24	$11,884	$12,827	$9,751	$12,279
Sep-24	$12,203	$13,101	$10,225	$12,612
Oct-24	$12,233	$12,982	$10,035	$12,653

The graph compares a $10,000 initial investment in the Fund with the performance of the S&P 500 Index and Bloomberg Commodity Index and Quantix Commodity Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 02/09/2022
Harbor Commodity All-Weather Strategy ETF (Based on Net Asset Value)	6.90%	-	7.67%
S&P 500 Index	38.02%	-	10.04%
Bloomberg Commodity Index	-1.18%	-	0.13%
Quantix Commodity Index	7.44%	-	9.01%

The “Life of Fund” return as shown reflects the period 02/09/2022 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$245,352
Number of Investments	8
Total Net Advisory Fees Paid (in thousands)	$1,072
Portfolio Turnover Rate (not applicable due to Fund's investments)	-%

Fund Investments (excludes short-term investments)

Risk AllocationFootnote Reference* (% of Net Assets)

Commodities Sector

Petroleum	34.7%
Precious Metals	31.5%
Grains and Soybean Products	15.4%
Softs	10.4%
Industrial Metals	8.0%
Footnote	Description
Footnote*	Based on notional value and represents the sector allocation of the Quantix Commodity Index.

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Disciplined Bond ETF

Ticker: AGGS

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Disciplined Bond ETF ("Fund") for the period of May 1, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Disciplined Bond ETF	$18	0.35%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Fund returned 5.11% since inception on May 1, 2024 through the period ended October 31, 2024, while the Bloomberg U.S. Aggregate Bond Index returned 4.93% during the same period.

Top contributors to relative performance included:

• Security selection within the Financials and Industrial sectors and overweight in Financials.

• Security selection in primarily BBB- and BB-rated bonds which outperformed their A-rated counterparts as spreads broadly tightened during the period.

• Overweight to risk assets and underweight to U.S. Treasuries as corporate and securitized bonds broadly outperformed U.S. Treasury bonds.

• Within securitized products, overweight to Asset-Backed Securities and Commercial Mortgage-Backed Securities (CMBS).

Top detractors from relative performance included:

• Security selection within CMBS.

• Overweight to Agency Residential Mortgage-Back Securities (RMBS) and underweight to Utilities.

• Out-of-index position allocation to Small Business Administration securitizations and non-Agency RMBS.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 05/01/2024 through 10/31/2024

	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index
May-24	$10,000	$10,000
May-24	$10,140	$10,132
Jun-24	$10,238	$10,228
Jul-24	$10,474	$10,467
Aug-24	$10,623	$10,617
Sep-24	$10,764	$10,759
Oct-24	$10,511	$10,493

The graph compares a $10,000 initial investment in the Fund with the performance of the Bloomberg U.S. Aggregate Bond Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 05/01/2024
Harbor Disciplined Bond ETF (Based on Net Asset Value)	-	-	5.11%
Bloomberg U.S. Aggregate Bond Index	-	-	4.93%

The “Life of Fund” return as shown reflects the period 05/01/2024 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$26,843
Number of Investments	182
Total Net Advisory Fees Paid (in thousands)	$47
Portfolio Turnover Rate	41%

Fund Investments

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.2%
Mortgage Pass-Through	25.2%
U.S. Government Obligations	20.2%
Asset-Backed Securities	13.4%
Collateralized Mortgage Obligations	10.5%
Municipal Bonds	0.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Disruptive Innovation ETF

Ticker: INNO

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Disruptive Innovation ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Disruptive Innovation ETF	$89	0.75%

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 36.66% for the year ended October 31, 2024, while the S&P 500 Index returned 38.02% during the same period.

Top contributors to relative performance included:

• Security selection in the Financials, Industrials, and Communication Services sectors.

• Positions in Avidity Biosciences, Inc., Block, Inc., and United Rentals, Inc.

Top detractors from relative performance included:

• Security selection in the Information Technology, Consumer Staples, and Consumer Discretionary sectors.

• Positions in Farfetch Ltd., Dada Nexus Ltd. ADR, and an underweight in NVIDIA Corp.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 12/01/2021 through 10/31/2024

	ETF (based on Net Asset Value)	S&P 500 Index	Russell 3000® Growth Index
Dec-21	$10,000	$10,000	$10,000
Dec-21	$9,875	$10,572	$10,391
Jan-22	$8,465	$10,025	$9,470
Feb-22	$8,065	$9,725	$9,092
Mar-22	$8,245	$10,086	$9,429
Apr-22	$6,780	$9,206	$8,290
May-22	$6,240	$9,223	$8,099
Jun-22	$5,745	$8,462	$7,466
Jul-22	$6,480	$9,242	$8,358
Aug-22	$6,255	$8,865	$7,987
Sep-22	$5,565	$8,049	$7,214
Oct-22	$5,715	$8,701	$7,652
Nov-22	$5,825	$9,187	$7,986
Dec-22	$5,440	$8,657	$7,381
Jan-23	$6,085	$9,201	$8,004
Feb-23	$6,030	$8,977	$7,909
Mar-23	$6,320	$9,307	$8,403
Apr-23	$6,055	$9,452	$8,476
May-23	$6,445	$9,493	$8,840
Jun-23	$6,790	$10,120	$9,452
Jul-23	$7,035	$10,445	$9,776
Aug-23	$6,600	$10,279	$9,667
Sep-23	$6,170	$9,789	$9,135
Oct-23	$5,810	$9,583	$8,977
Nov-23	$6,685	$10,458	$9,948
Dec-23	$7,240	$10,933	$10,423
Jan-24	$7,345	$11,117	$10,653
Feb-24	$8,025	$11,711	$11,387
Mar-24	$8,150	$12,087	$11,593
Apr-24	$7,475	$11,594	$11,082
May-24	$7,505	$12,169	$11,742
Jun-24	$7,790	$12,605	$12,497
Jul-24	$7,650	$12,759	$12,338
Aug-24	$7,790	$13,068	$12,576
Sep-24	$8,000	$13,347	$12,924
Oct-24	$7,940	$13,226	$12,875

The graph compares a $10,000 initial investment in the Fund with the performance of the S&P 500 Index and Russell 3000® Growth Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 12/01/2021
Harbor Disruptive Innovation ETF (Based on Net Asset Value)	36.66%	-	-7.60%
S&P 500 Index	38.02%	-	10.06%
Russell 3000® Growth Index	43.42%	-	9.05%

The “Life of Fund” return as shown reflects the period 12/01/2021 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$3,573
Number of Investments	74
Total Net Advisory Fees Paid (in thousands)	$227
Portfolio Turnover Rate	66%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	48.1%
Consumer Discretionary	12.0%
Financials	10.7%
Communication Services	10.4%
Health Care	9.5%
Industrials	6.5%
Materials	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023.

Effective July 11, 2024, and May 23, 2024, 4BIO Partners LLP (“4BIO Capital”) and Tekne Capital Management, LLC (“Tekne”), respectively, were removed as subadvisors to Fund. The Fund employs a multi-manager approach to achieve its investment objective. The portion of the Fund’s assets that were allocated to 4BIO Capital and Tekne were reallocated by Harbor Capital Advisors, Inc., the Fund’s investment advisor, to the remaining subadvisors in the Fund.

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Dividend Growth Leaders ETF

Ticker: GDIV

Principal U.S. Market: NYSE

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Dividend Growth Leaders ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Dividend Growth Leaders ETF	$57	0.50%

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management, L.P.

Performance Summary

The Fund returned 28.47% for the year ended October 31, 2024, while the NASDAQ Dividend Achievers Select Total Return Index and S&P 500 Index returned 30.28% and 38.02%, respectively, during the same period.

Top contributors to relative performance included:

• Security selection in the Health Care and Consumer Discretionary sectors.

• Positions in pharmaceutical company, Eli Lilly & Co., and a consumer retail company, Williams-Sonoma, Inc.

Top detractors from relative performance included:

• Security selection in the Information Technology and Financials sectors.

• Positions in a developer of networking solutions and products, Cisco Systems, Inc. and a wealth management firm, Flagstar Financial, Inc.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 11/01/2014 through 10/31/2024

	ETF (based on Net Asset Value)	S&P 500 Index	NASDAQ Dividend Achievers Select Total Return Index
Oct-14	$10,000	$10,000	$10,000
Nov-14	$10,404	$10,269	$10,316
Dec-14	$10,252	$10,243	$10,337
Jan-15	$10,040	$9,936	$9,986
Feb-15	$10,629	$10,507	$10,546
Mar-15	$10,523	$10,340	$10,330
Apr-15	$10,339	$10,440	$10,279
May-15	$10,465	$10,574	$10,380
Jun-15	$10,310	$10,369	$10,121
Jul-15	$10,562	$10,586	$10,339
Aug-15	$9,914	$9,948	$9,732
Sep-15	$9,644	$9,702	$9,557
Oct-15	$10,310	$10,520	$10,197
Nov-15	$10,330	$10,551	$10,226
Dec-15	$10,128	$10,385	$10,142
Jan-16	$9,629	$9,869	$9,909
Feb-16	$9,456	$9,856	$10,026
Mar-16	$9,955	$10,525	$10,650
Apr-16	$10,026	$10,566	$10,624
May-16	$10,189	$10,755	$10,726
Jun-16	$10,383	$10,783	$10,979
Jul-16	$10,647	$11,181	$11,232
Aug-16	$10,535	$11,196	$11,230
Sep-16	$10,566	$11,199	$11,119
Oct-16	$10,403	$10,994	$10,904
Nov-16	$10,739	$11,401	$11,230
Dec-16	$10,970	$11,627	$11,352
Jan-17	$11,168	$11,847	$11,561
Feb-17	$11,408	$12,318	$12,066
Mar-17	$11,491	$12,332	$12,054
Apr-17	$11,616	$12,459	$12,263
May-17	$11,814	$12,634	$12,461
Jun-17	$11,856	$12,713	$12,488
Jul-17	$11,981	$12,974	$12,586
Aug-17	$12,075	$13,014	$12,546
Sep-17	$12,346	$13,283	$12,841
Oct-17	$12,732	$13,593	$13,107
Nov-17	$13,201	$14,009	$13,696
Dec-17	$13,330	$14,165	$13,883
Jan-18	$13,872	$14,976	$14,588
Feb-18	$13,483	$14,424	$14,009
Mar-18	$13,306	$14,058	$13,818
Apr-18	$13,542	$14,112	$13,690
May-18	$13,931	$14,451	$13,931
Jun-18	$13,813	$14,540	$13,991
Jul-18	$14,403	$15,081	$14,630
Aug-18	$14,863	$15,573	$15,046
Sep-18	$14,934	$15,662	$15,295
Oct-18	$13,790	$14,591	$14,322
Nov-18	$13,919	$14,888	$14,928
Dec-18	$12,864	$13,544	$13,608
Jan-19	$13,788	$14,629	$14,467
Feb-19	$14,295	$15,099	$15,138
Mar-19	$14,425	$15,393	$15,311
Apr-19	$15,075	$16,016	$15,884
May-19	$14,217	$14,998	$15,143
Jun-19	$15,218	$16,055	$16,164
Jul-19	$15,479	$16,286	$16,510
Aug-19	$15,361	$16,028	$16,618
Sep-19	$15,622	$16,328	$16,839
Oct-19	$16,038	$16,681	$16,853
Nov-19	$16,636	$17,287	$17,266
Dec-19	$17,074	$17,809	$17,656
Jan-20	$16,889	$17,802	$17,755
Feb-20	$15,567	$16,336	$16,267
Mar-20	$13,622	$14,319	$14,702
Apr-20	$15,210	$16,154	$16,168
May-20	$16,003	$16,923	$16,756
Jun-20	$16,228	$17,260	$16,763
Jul-20	$17,048	$18,233	$17,614
Aug-20	$17,947	$19,544	$18,712
Sep-20	$17,802	$18,801	$18,506
Oct-20	$17,365	$18,301	$18,072
Nov-20	$19,270	$20,305	$19,899
Dec-20	$19,867	$21,085	$20,414
Jan-21	$19,609	$20,872	$19,813
Feb-21	$19,939	$21,448	$20,118
Mar-21	$20,958	$22,387	$21,316
Apr-21	$21,947	$23,582	$22,179
May-21	$22,478	$23,747	$22,573
Jun-21	$22,493	$24,301	$22,549
Jul-21	$23,052	$24,878	$23,265
Aug-21	$23,267	$25,635	$23,664
Sep-21	$21,919	$24,443	$22,513
Oct-21	$23,669	$26,155	$24,142
Nov-21	$23,310	$25,974	$23,704
Dec-21	$25,050	$27,138	$25,216
Jan-22	$23,681	$25,734	$23,942
Feb-22	$23,207	$24,963	$23,314
Mar-22	$24,015	$25,890	$23,975
Apr-22	$22,680	$23,632	$22,725
May-22	$23,102	$23,676	$22,654
Jun-22	$21,030	$21,721	$21,229
Jul-22	$22,206	$23,724	$22,708
Aug-22	$21,539	$22,757	$21,924
Sep-22	$19,784	$20,661	$20,108
Oct-22	$21,662	$22,334	$22,147
Nov-22	$22,996	$23,582	$23,691
Dec-22	$22,002	$22,223	$22,815
Jan-23	$22,708	$23,619	$23,448
Feb-23	$21,872	$23,043	$22,781
Mar-23	$22,411	$23,889	$23,196
Apr-23	$22,586	$24,262	$23,698
May-23	$22,045	$24,367	$23,107
Jun-23	$23,520	$25,977	$24,598
Jul-23	$24,043	$26,812	$25,132
Aug-23	$23,706	$26,385	$24,664
Sep-23	$22,769	$25,127	$23,588
Oct-23	$22,540	$24,599	$23,303
Nov-23	$24,289	$26,845	$25,049
Dec-23	$25,392	$28,065	$26,049
Jan-24	$25,505	$28,536	$26,450
Feb-24	$26,526	$30,060	$27,339
Mar-24	$27,491	$31,027	$28,100
Apr-24	$26,242	$29,760	$26,960
May-24	$26,963	$31,236	$27,901
Jun-24	$27,285	$32,356	$28,369
Jul-24	$28,206	$32,750	$29,419
Aug-24	$28,815	$33,545	$30,444
Sep-24	$29,348	$34,261	$30,954
Oct-24	$28,956	$33,950	$30,358

The graph compares a $10,000 initial investment in the Fund with the performance of the S&P 500 Index and NASDAQ Dividend Achievers Select Total Return Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Harbor Dividend Growth Leaders ETF (Based on Net Asset Value)	28.47%	12.54%	11.22%
S&P 500 Index	38.02%	15.27%	13.00%
NASDAQ Dividend Achievers Select Total Return Index	30.28%	12.49%	11.74%

The Fund acquired the assets and assumed the then existing known liabilities of the predecessor fund on May 20, 2022 (the “Reorganization Date”). The Fund is the performance successor of the reorganization. This means that the predecessor fund’s performance and financial history are used by the Fund going forward from the Reorganization Date. Accordingly, the performance of the Fund for periods prior to the reorganization is the performance of the predecessor fund. The performance of the predecessor fund has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the predecessor fund. Because the Fund has different fees and expenses than the predecessor fund, the Fund would also have had different performance results. Please refer to the Fund’s prospectus for further details.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$278,272
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$1,303
Portfolio Turnover Rate	58%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	26.8%
Financials	21.1%
Industrials	12.8%
Health Care	12.3%
Consumer Discretionary	7.9%
Communication Services	4.6%
Consumer Staples	3.9%
Utilities	3.8%
Materials	3.3%
Energy	2.0%
Real Estate	1.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Energy Transition Strategy ETF (Consolidated)

Ticker: RENW

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Energy Transition Strategy ETF (Consolidated) ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Energy Transition Strategy ETF	$77	0.80%

Management's Discussion of Fund Performance

Subadvisor: Quantix Commodities LP

Performance Summary

The Fund returned -7.07% for the year ended October 31, 2024. The Fund seeks to track the performance of the Quantix Energy Transition Index, which returned -4.96% during the same period.

Top contributors to performance included:

• Silver, which benefitted from a combination of the performance of Gold (arising from Central Bank diversification) as well as industrial demand in what is potentially a deficit market.

Top detractors from performance included:

• European Natural Gas (TTF) returns, which were negatively impacted by roll yield, a practice of moving from an expiring futures contract to one further out the curve to maintain exposure to the commodity.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 07/13/2022 through 10/31/2024

	ETF (based on Net Asset Value)	S&P 500 Index	Bloomberg Commodity Index	Quantix Energy Transition Index
Jul-22	$10,000	$10,000	$10,000	$10,000
Jul-22	$10,630	$10,870	$10,729	$10,651
Aug-22	$10,825	$10,427	$10,739	$10,874
Sep-22	$9,610	$9,466	$9,868	$9,694
Oct-22	$9,490	$10,233	$10,064	$9,600
Nov-22	$10,395	$10,805	$10,340	$10,539
Dec-22	$9,393	$10,182	$10,087	$9,535
Jan-23	$9,272	$10,822	$10,038	$9,434
Feb-23	$8,603	$10,558	$9,566	$8,775
Mar-23	$8,487	$10,945	$9,546	$8,671
Apr-23	$8,024	$11,116	$9,474	$8,215
May-23	$7,153	$11,165	$8,940	$7,361
Jun-23	$7,803	$11,902	$9,302	$8,054
Jul-23	$7,626	$12,285	$9,883	$7,903
Aug-23	$7,581	$12,089	$9,808	$7,869
Sep-23	$7,324	$11,513	$9,740	$7,625
Oct-23	$7,264	$11,271	$9,766	$7,583
Nov-23	$6,831	$12,300	$9,546	$7,137
Dec-23	$6,678	$12,859	$9,289	$6,987
Jan-24	$6,277	$13,075	$9,326	$6,587
Feb-24	$5,938	$13,773	$9,189	$6,242
Mar-24	$6,204	$14,216	$9,493	$6,533
Apr-24	$6,675	$13,635	$9,748	$6,990
May-24	$7,141	$14,312	$9,919	$7,498
Jun-24	$6,870	$14,825	$9,767	$7,224
Jul-24	$6,605	$15,006	$9,372	$6,953
Aug-24	$6,714	$15,370	$9,377	$7,152
Sep-24	$6,881	$15,698	$9,833	$7,300
Oct-24	$6,751	$15,555	$9,651	$7,207

The graph compares a $10,000 initial investment in the Fund with the performance of the S&P 500 Index and Bloomberg Commodity Index and Quantix Energy Transition Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 07/13/2022
Harbor Energy Transition Strategy ETF (Based on Net Asset Value)	-7.07%	-	-15.68%
S&P 500 Index	38.02%	-	21.15%
Bloomberg Commodity Index	-1.18%	-	-1.53%
Quantix Energy Transition Index	-4.96%	-	-13.26%

The “Life of Fund” return as shown reflects the period 07/13/2022 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$11,662
Number of Investments (includes derivatives)	16
Total Net Advisory Fees Paid (in thousands)	$157
Portfolio Turnover Rate (not applicable due to Fund's investments)	-%

Fund Investments (excludes short-term investments)

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Industrial Metals	38.1%
Natural Gas	26.4%
Emissions	14.9%
Precious Metals	13.7%
Oil Seeds	6.9%
Footnote	Description
Footnote*	Based on net notional value and represents the sector allocation of the Quantix Energy Transition Index.

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Health Care ETF

Ticker: MEDI

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Health Care ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Health Care ETF	$91	0.80%

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management Company, L.P.

Performance Summary

The Fund returned 27.16% for the year ended October 31, 2024, while the Russell 3000® Growth Health Care Index returned 25.11% during the same period.

Top contributors to relative performance included:

• Security selection in the Pharmaceuticals and Health Care Equipment & Supplies sectors.

• Positions in a pharmaceutical company, Merck & Co., Inc. and a medical technology company, Lantheus Holdings, Inc.

Top detractors from relative performance included:

• Security selection in the Health Care Providers & Services and Health Care Technology sectors.

• Positions in Option Care Health, Inc., a provider of home care solutions, and a health care technology company, Veradigm Inc.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 11/16/2022 through 10/31/2024

	ETF (based on Net Asset Value)	S&P 500 Index	Russell 3000 Growth Health Care Index
Nov-22	$10,000	$10,000	$10,000
Nov-22	$10,473	$10,315	$10,461
Dec-22	$10,191	$9,721	$10,190
Jan-23	$10,423	$10,331	$10,126
Feb-23	$10,206	$10,079	$9,807
Mar-23	$10,358	$10,449	$10,054
Apr-23	$10,564	$10,612	$10,487
May-23	$10,675	$10,659	$10,181
Jun-23	$11,319	$11,363	$10,585
Jul-23	$11,279	$11,728	$10,720
Aug-23	$11,239	$11,541	$10,764
Sep-23	$11,123	$10,991	$10,412
Oct-23	$10,697	$10,760	$10,076
Nov-23	$11,586	$11,742	$10,763
Dec-23	$12,720	$12,276	$11,379
Jan-24	$12,669	$12,482	$11,708
Feb-24	$13,628	$13,149	$12,320
Mar-24	$13,931	$13,572	$12,582
Apr-24	$12,953	$13,017	$11,966
May-24	$12,869	$13,663	$12,325
Jun-24	$13,095	$14,153	$12,895
Jul-24	$13,793	$14,325	$12,491
Aug-24	$14,131	$14,673	$13,584
Sep-24	$14,352	$14,986	$13,158
Oct-24	$13,603	$14,850	$12,605

The graph compares a $10,000 initial investment in the Fund with the performance of the S&P 500 Index and Russell 3000 Growth Health Care Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 11/16/2022
Harbor Health Care ETF (Based on Net Asset Value)	27.16%	-	17.01%
S&P 500 Index	38.02%	-	22.37%
Russell 3000 Growth Health Care Index	25.11%	-	12.55%

The “Life of Fund” return as shown reflects the period 11/16/2022 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$17,229
Number of Investments	35
Total Net Advisory Fees Paid (in thousands)	$94
Portfolio Turnover Rate	146%

Fund Investments

Industry Allocation (% of Investments)

Value	Value
Biotechnology	45.3%
Health Care Equipment & Supplies	24.2%
Pharmaceuticals	13.2%
Health Care Providers & Services	10.8%
Life Sciences Tools & Services	5.7%
Insurance	0.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Human Capital Factor Unconstrained ETF

Ticker: HAPY

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Human Capital Factor Unconstrained ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Human Capital Factor Unconstrained ETF	$59	0.50%

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 37.85% for the year ended October 31, 2024, while the Human Capital Factor Unconstrained Index returned 38.64% during the same period.

Top contributors to performance included:

• Security selection in the Financials, Health Care and Industrials sectors.

• Positions in Gentex Corporation, Genuine Parts, and Gilead Sciences.

Top detractors from performance included:

• Security selection in the Information Technology, Energy, and Consumer Discretionary sectors.

• Positions in Zoom Video Communications Inc., Zoetis Inc., and an underweight in NVIDIA Corp.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 02/23/2022 through 10/31/2024

	ETF (based on Net Asset Value)	S&P 500 Index	Human Capital Factor Unconstrained Index
Feb-22	$10,000	$10,000	$10,000
Feb-22	$10,461	$10,354	$10,468
Mar-22	$10,513	$10,739	$10,514
Apr-22	$9,394	$9,802	$9,389
May-22	$8,959	$9,820	$8,984
Jun-22	$8,229	$9,010	$8,253
Jul-22	$9,026	$9,841	$9,065
Aug-22	$8,824	$9,439	$8,879
Sep-22	$7,892	$8,570	$7,948
Oct-22	$8,296	$9,264	$8,354
Nov-22	$8,695	$9,781	$8,761
Dec-22	$8,226	$9,218	$8,292
Jan-23	$9,108	$9,797	$9,187
Feb-23	$8,875	$9,558	$9,014
Mar-23	$9,067	$9,909	$9,212
Apr-23	$8,844	$10,064	$8,990
May-23	$9,155	$10,107	$9,303
Jun-23	$9,741	$10,775	$9,900
Jul-23	$10,265	$11,121	$10,438
Aug-23	$9,907	$10,944	$10,077
Sep-23	$9,409	$10,422	$9,573
Oct-23	$8,901	$10,203	$9,060
Nov-23	$10,109	$11,135	$10,293
Dec-23	$11,041	$11,641	$11,245
Jan-24	$10,958	$11,837	$11,170
Feb-24	$11,421	$12,469	$11,647
Mar-24	$11,749	$12,870	$11,993
Apr-24	$11,041	$12,344	$11,271
May-24	$11,177	$12,956	$11,413
Jun-24	$11,432	$13,421	$11,681
Jul-24	$11,947	$13,584	$12,212
Aug-24	$12,067	$13,914	$12,340
Sep-24	$12,353	$14,211	$12,639
Oct-24	$12,270	$14,082	$12,560

The graph compares a $10,000 initial investment in the Fund with the performance of the S&P 500 Index and Human Capital Factor Unconstrained Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 02/23/2022
Harbor Human Capital Factor Unconstrained ETF (Based on Net Asset Value)	37.85%	-	7.91%
S&P 500 Index	38.02%	-	13.58%
Human Capital Factor Unconstrained Index	38.64%	-	8.85%

The “Life of Fund” return as shown reflects the period 02/23/2022 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$13,552
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$63
Portfolio Turnover Rate	74%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	35.8%
Financials	20.9%
Industrials	12.7%
Real Estate	7.5%
Consumer Discretionary	5.7%
Utilities	4.0%
Health Care	3.6%
Energy	3.4%
Materials	2.7%
Communication Services	2.5%
Consumer Staples	1.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Human Capital Factor US Large Cap ETF

Ticker: HAPI

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Human Capital Factor US Large Cap ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Human Capital Factor US Large Cap ETF	$42	0.35%

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 41.23% for the year ended October 31, 2024, while the CIBC Human Capital Index returned 41.90% during the same period.

Top contributors to performance included:

• Security selection in the Healthcare, Information Technology, and Financials sectors.

• Positions in Technology Select Sector SPDR Fund, Consumer Discretionary Select Sector SPDR Fund, and Meta Platforms, Inc.

Top detractors from performance included:

• Security selection in the Consumer Staples, Energy, Utilities sectors.

• Positions in Zions Bancorp NA, Zimmer Biomet Holdings, Inc. and Amazon.com, Inc.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 10/12/2022 through 10/31/2024

	ETF (based on Net Asset Value)	S&P 500 Index	CIBC Human Capital Index
Oct-22	$10,000	$10,000	$10,000
Oct-22	$10,912	$10,830	$10,914
Nov-22	$11,583	$11,435	$11,588
Dec-22	$10,913	$10,776	$10,923
Jan-23	$11,637	$11,453	$11,653
Feb-23	$11,360	$11,174	$11,358
Mar-23	$11,898	$11,584	$11,903
Apr-23	$12,154	$11,765	$12,161
May-23	$12,310	$11,816	$12,324
Jun-23	$13,074	$12,597	$13,094
Jul-23	$13,536	$13,002	$13,566
Aug-23	$13,426	$12,795	$13,456
Sep-23	$12,828	$12,185	$12,852
Oct-23	$12,506	$11,928	$12,530
Nov-23	$13,621	$13,018	$13,665
Dec-23	$14,220	$13,609	$14,272
Jan-24	$14,586	$13,838	$14,642
Feb-24	$15,435	$14,577	$15,498
Mar-24	$15,974	$15,046	$16,044
Apr-24	$15,389	$14,431	$15,459
May-24	$16,229	$15,147	$16,307
Jun-24	$16,874	$15,690	$16,962
Jul-24	$16,854	$15,881	$16,946
Aug-24	$17,322	$16,266	$17,424
Sep-24	$17,648	$16,614	$17,758
Oct-24	$17,663	$16,463	$17,779

The graph compares a $10,000 initial investment in the Fund with the performance of the S&P 500 Index and CIBC Human Capital Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 10/12/2022
Harbor Human Capital Factor US Large Cap ETF (Based on Net Asset Value)	41.23%	-	31.90%
S&P 500 Index	38.02%	-	27.46%
CIBC Human Capital Index	41.90%	-	32.32%

The “Life of Fund” return as shown reflects the period 10/12/2022 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$352,558
Number of Investments	152
Total Net Advisory Fees Paid (in thousands)	$1,100
Portfolio Turnover Rate	41%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	28.1%
Financials	14.0%
Communication Services	12.4%
Health Care	12.3%
Consumer Discretionary	10.2%
Industrials	8.4%
Consumer Staples	5.1%
Energy	3.4%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Human Capital Factor US Small Cap ETF

Ticker: HAPS

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Human Capital Factor US Small Cap ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Human Capital Factor US Small Cap ETF	$68	0.60%

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 28.09% for the year ended October 31, 2024, while the Human Capital Factor Small Cap Index returned 29.03% during the same period.

Top contributors to performance included:

• Security selection in the Financials, Materials, and Utilities sectors.

• Positions in Affirm Holdings, Inc., Brinker International, Inc. and TPG, Inc.

Top detractors from performance included:

• Security selection in the Information Technology, Consumer Discretionary, and Real Estate sectors.

• Positions in Kosmos Energy Ltd., Super Micro Computer Inc., and Insperity, Inc.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 04/12/2023 through 10/31/2024

	ETF (based on Net Asset Value)	S&P 500 Index	Human Capital Factor Small Cap Index
Apr-23	$10,000	$10,000	$10,000
Apr-23	$9,988	$10,194	$9,991
May-23	$9,789	$10,239	$9,796
Jun-23	$10,547	$10,915	$10,556
Jul-23	$11,166	$11,266	$11,183
Aug-23	$10,482	$11,086	$10,505
Sep-23	$9,854	$10,558	$9,879
Oct-23	$9,154	$10,336	$9,180
Nov-23	$10,239	$11,280	$10,279
Dec-23	$11,457	$11,792	$11,508
Jan-24	$10,851	$11,990	$10,903
Feb-24	$11,290	$12,631	$11,360
Mar-24	$11,490	$13,037	$11,567
Apr-24	$10,668	$12,505	$10,744
May-24	$11,063	$13,125	$11,150
Jun-24	$10,892	$13,596	$10,983
Jul-24	$12,002	$13,761	$12,105
Aug-24	$11,823	$14,095	$11,930
Sep-24	$11,945	$14,396	$12,059
Oct-24	$11,725	$14,265	$11,845

The graph compares a $10,000 initial investment in the Fund with the performance of the S&P 500 Index and Human Capital Factor Small Cap Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 04/12/2023
Harbor Human Capital Factor US Small Cap ETF (Based on Net Asset Value)	28.09%	-	10.78%
S&P 500 Index	38.02%	-	25.67%
Human Capital Factor Small Cap Index	29.03%	-	11.51%

The “Life of Fund” return as shown reflects the period 04/12/2023 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$131,237
Number of Investments	184
Total Net Advisory Fees Paid (in thousands)	$749
Portfolio Turnover Rate	96%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	17.6%
Industrials	16.9%
Health Care	16.9%
Information Technology	14.2%
Consumer Discretionary	13.0%
Real Estate	7.4%
Materials	4.0%
Energy	3.3%
Utilities	2.4%
Communication Services	2.3%
Consumer Staples	2.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor International Compounders ETF

Ticker: OSEA

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor International Compounders ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor International Compounders ETF	$61	0.55%

Management's Discussion of Fund Performance

Subadvisor: C WorldWide Asset Management

Performance Summary

The Fund returned 22.37 % in the year ended October 31, 2024, while the MSCI All Country World ex. U.S. (ND) Index returned 24.33% during the same period.

Top contributors to relative performance included:

• Security selection within Information Technology, Healthcare along with an underweight to Energy.

• Positions in SAP SE, Taiwan Semiconductor Manufacturing Co. Ltd. ADR, and Siemens AG.

Top detractors from relative performance included:

• Security selection within Financials, Consumer Staples, and Consumer Discretionary.

• Positions in L’Oreal SA, Daikin Industries Ltd., and Diageo PLC.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 09/07/2022 through 10/31/2024

	ETF (based on Net Asset Value)	MSCI All Country World ex. U.S. (ND) Index
Sep-22	$10,000	$10,000
Sep-22	$9,311	$9,292
Oct-22	$9,784	$9,570
Nov-22	$11,156	$10,699
Dec-22	$10,947	$10,619
Jan-23	$11,818	$11,480
Feb-23	$11,566	$11,077
Mar-23	$12,205	$11,348
Apr-23	$12,557	$11,545
May-23	$12,396	$11,126
Jun-23	$12,779	$11,625
Jul-23	$12,804	$12,097
Aug-23	$12,119	$11,551
Sep-23	$11,531	$11,186
Oct-23	$11,294	$10,725
Nov-23	$12,437	$11,690
Dec-23	$13,253	$12,277
Jan-24	$13,182	$12,155
Feb-24	$13,587	$12,463
Mar-24	$13,775	$12,853
Apr-24	$13,501	$12,622
May-24	$13,886	$12,988
Jun-24	$13,972	$12,976
Jul-24	$14,038	$13,277
Aug-24	$14,484	$13,655
Sep-24	$14,545	$14,022
Oct-24	$13,820	$13,334

The graph compares a $10,000 initial investment in the Fund with the performance of the MSCI All Country World ex. U.S. (ND) Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 09/07/2022
Harbor International Compounders ETF (Based on Net Asset Value)	22.37%	-	16.24%
MSCI All Country World ex. U.S. (ND) Index	24.33%	-	14.32%

The “Life of Fund” return as shown reflects the period 09/07/2022 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$234,642
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$649
Portfolio Turnover Rate	3%

Fund Investments

Region Breakdown (% of Investments)

Value	Value
Europe	55.1%
Pacific Basin	26.7%
North America	12.9%
Middle East/Central Asia	5.3%

Country Breakdown (% of Investments)

United Kingdom	15.4%
Japan	15.3%
United States	12.9%
Germany	12.0%
France	11.4%
Sweden	8.2%
Denmark	5.5%
India	5.3%
Taiwan	4.9%
Hong Kong	3.4%
Indonesia	3.1%
Netherlands	2.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Long-Short Equity ETF

Ticker: LSEQ

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Long-Short Equity ETF ("Fund") for the period of December 4, 2023 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Long-Short Equity ETF	$185	1.98%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Management's Discussion of Fund Performance

Subadvisor: Disciplined Alpha LLC

Performance Summary

The Fund returned 19.19% for the year ended October 31, 2024, while the HFRX Equity Hedge Index returned 11.67% during the same period.

Top contributors to performance included:

• Security selection within Information Technology, Consumer Discretionary, and Consumer Staples.

• Long positions in the Fund including Applovin Corp. Class A, Vistra Corp., and Palantir Technologies, Inc.

Top detractors from performance included:

• Security selection within Industrials, Communication Services, and Materials.

• Long position in Sage Therapeutics, Inc.

• Short positions in the Fund including DocuSign, Inc. and MP Materials Corp.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 01/01/2015 through 10/31/2024

	ETF (based on Net Asset Value)	S&P 500 Index	HFRX Equity Hedge Index
Jan-15	$10,000	$10,000	$10,000
Jan-15	$10,000	$10,000	$10,000
Feb-15	$9,793	$10,257	$10,159
Mar-15	$10,002	$10,095	$10,220
Apr-15	$9,500	$10,192	$10,342
May-15	$9,788	$10,323	$10,324
Jun-15	$9,867	$10,123	$10,237
Jul-15	$10,171	$10,335	$10,207
Aug-15	$9,668	$9,712	$9,893
Sep-15	$10,033	$9,471	$9,687
Oct-15	$10,395	$10,270	$9,872
Nov-15	$10,295	$10,301	$9,876
Dec-15	$10,339	$10,138	$9,767
Jan-16	$10,596	$9,635	$9,328
Feb-16	$10,561	$9,622	$9,223
Mar-16	$10,899	$10,275	$9,480
Apr-16	$10,785	$10,315	$9,483
May-16	$10,711	$10,500	$9,524
Jun-16	$10,798	$10,527	$9,384
Jul-16	$10,876	$10,915	$9,571
Aug-16	$10,586	$10,931	$9,554
Sep-16	$10,553	$10,933	$9,700
Oct-16	$10,016	$10,733	$9,618
Nov-16	$10,218	$11,131	$9,759
Dec-16	$10,094	$11,351	$9,776
Jan-17	$10,251	$11,566	$9,859
Feb-17	$10,337	$12,025	$9,974
Mar-17	$10,311	$12,039	$10,040
Apr-17	$10,600	$12,163	$10,112
May-17	$10,886	$12,334	$10,055
Jun-17	$10,628	$12,411	$10,141
Jul-17	$10,620	$12,666	$10,230
Aug-17	$10,873	$12,705	$10,280
Sep-17	$10,809	$12,967	$10,467
Oct-17	$11,393	$13,270	$10,550
Nov-17	$11,611	$13,677	$10,642
Dec-17	$11,420	$13,829	$10,752
Jan-18	$11,899	$14,621	$11,119
Feb-18	$11,984	$14,082	$10,953
Mar-18	$11,687	$13,724	$10,878
Apr-18	$12,084	$13,777	$10,818
May-18	$12,273	$14,108	$10,850
Jun-18	$12,329	$14,195	$10,778
Jul-18	$12,052	$14,724	$10,856
Aug-18	$12,753	$15,203	$10,831
Sep-18	$12,908	$15,290	$10,655
Oct-18	$12,411	$14,245	$10,234
Nov-18	$12,261	$14,535	$10,170
Dec-18	$11,979	$13,223	$9,739
Jan-19	$11,634	$14,282	$10,121
Feb-19	$11,995	$14,741	$10,239
Mar-19	$12,126	$15,027	$10,319
Apr-19	$12,273	$15,636	$10,389
May-19	$12,360	$14,642	$10,180
Jun-19	$12,523	$15,674	$10,321
Jul-19	$12,689	$15,899	$10,431
Aug-19	$13,184	$15,648	$10,414
Sep-19	$12,611	$15,940	$10,506
Oct-19	$12,499	$16,286	$10,560
Nov-19	$12,600	$16,877	$10,653
Dec-19	$12,594	$17,386	$10,783
Jan-20	$12,489	$17,379	$10,747
Feb-20	$12,101	$15,949	$10,336
Mar-20	$11,469	$13,979	$9,346
Apr-20	$11,800	$15,771	$9,765
May-20	$11,655	$16,522	$9,885
Jun-20	$11,430	$16,850	$10,103
Jul-20	$11,780	$17,801	$10,187
Aug-20	$11,934	$19,080	$10,463
Sep-20	$11,810	$18,355	$10,465
Oct-20	$11,746	$17,867	$10,408
Nov-20	$12,567	$19,823	$10,886
Dec-20	$12,542	$20,585	$11,278
Jan-21	$12,200	$20,377	$11,161
Feb-21	$12,953	$20,939	$11,478
Mar-21	$13,605	$21,856	$11,578
Apr-21	$13,952	$23,022	$11,924
May-21	$14,752	$23,183	$12,025
Jun-21	$14,351	$23,724	$12,165
Jul-21	$15,227	$24,288	$12,221
Aug-21	$15,296	$25,026	$12,385
Sep-21	$15,082	$23,863	$12,321
Oct-21	$15,376	$25,534	$12,587
Nov-21	$16,021	$25,357	$12,436
Dec-21	$16,936	$26,494	$12,648
Jan-22	$16,945	$25,123	$12,380
Feb-22	$17,497	$24,371	$12,422
Mar-22	$18,390	$25,276	$12,610
Apr-22	$18,719	$23,071	$12,390
May-22	$19,450	$23,114	$12,298
Jun-22	$17,618	$21,206	$12,051
Jul-22	$17,784	$23,161	$12,196
Aug-22	$16,975	$22,217	$12,288
Sep-22	$16,367	$20,170	$12,041
Oct-22	$17,580	$21,804	$12,165
Nov-22	$17,964	$23,022	$12,254
Dec-22	$17,830	$21,696	$12,245
Jan-23	$16,334	$23,059	$12,436
Feb-23	$15,460	$22,496	$12,360
Mar-23	$15,244	$23,322	$12,343
Apr-23	$15,277	$23,686	$12,418
May-23	$14,250	$23,789	$12,450
Jun-23	$14,234	$25,361	$12,607
Jul-23	$13,952	$26,176	$12,696
Aug-23	$13,582	$25,759	$12,731
Sep-23	$13,734	$24,531	$12,634
Oct-23	$13,692	$24,015	$12,518
Nov-23	$14,392	$26,208	$12,884
Dec-23	$14,006	$27,399	$13,090
Jan-24	$14,549	$27,859	$13,176
Feb-24	$15,455	$29,347	$13,354
Mar-24	$15,548	$30,291	$13,535
Apr-24	$15,081	$29,054	$13,427
May-24	$15,787	$30,494	$13,594
Jun-24	$16,278	$31,589	$13,758
Jul-24	$15,542	$31,973	$13,855
Aug-24	$15,957	$32,749	$13,963
Sep-24	$15,863	$33,448	$14,068
Oct-24	$16,319	$33,145	$13,979

The graph compares a $10,000 initial investment in the Fund with the performance of the S&P 500 Index and HFRX Equity Hedge Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 01/01/2015
Harbor Long-Short Equity ETF (Based on Net Asset Value)	19.19%	5.48%	5.11%
S&P 500 Index	38.02%	15.27%	12.96%
HFRX Equity Hedge Index	11.67%	5.77%	3.47%

The Fund was reorganized and commenced operations on December 4, 2023. The performance shown for the periods prior to December 4, 2023 is that of another investment vehicle, the Disciplined Alpha Onshore Fund LP, a Delaware limited partnership (the “Predecessor Fund”), and reflects all fees and expenses, including a performance fee, incurred by the Predecessor Fund. Prior to December 4, 2023, Disciplined Alpha served as the general partner and investment manager to the Predecessor Fund, which commenced operations on January 1, 2015, and implemented its investment strategy indirectly through its investment in a master fund, which had the same general partner, investment manager, investment policies, objectives, guidelines and restrictions as the Predecessor Fund. Regardless of whether the Predecessor Fund operated as a stand-alone fund or invested indirectly through a master fund, Disciplined Alpha managed the Predecessor Fund assets using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund. However, the Predecessor Fund was not a registered fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. Please refer to the Fund’s prospectus for further details.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$22,355
Number of Investments	159
Total Net Advisory Fees Paid (in thousands)	$186
Portfolio Turnover Rate	194%

Fund Investments

Sector Allocation (% of Investments)

Consumer Discretionary	21.0%
Information Technology	20.7%
Health Care	19.4%
Materials	10.6%
Communication Services	9.0%
Consumer Staples	6.5%
Energy	5.4%
Industrials	4.8%
Utilities	2.6%

Sector Allocation (% of Investments Sold Short)

Information Technology	24.9%
Energy	23.1%
Health Care	21.2%
Consumer Staples	12.3%
Consumer Discretionary	11.1%
Industrials	2.8%
Materials	2.4%
Communication Services	2.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Long-Term Growers ETF

Ticker: WINN

Principal U.S. Market: NYSE

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Long-Term Growers ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Long-Term Growers ETF	$70	0.57%

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Fund returned 45.57% for the year ended October 31, 2024, while the Russell 1000® Growth Index returned 43.77% during the same period.

Top contributors to relative performance included:

• Positions in Technology. Accelerated spending on Artificial Intelligence (AI) applications fueled significant gains for several of the Fund’s holdings including NVIDIA Corp., Broadcom, Inc., and Advanced Micro Devices, Inc.

• Positions in Communication Services. The top performers were Meta Platforms, Inc. and Netflix, Inc. Both companies benefited from demand growth and advertising revenue. Costco Wholesale Corp. also added to performance. The company benefited from higher demand through their pricing strategy.

Top detractors from relative performance included:

• Shares in Boeing Co. which lost value over the period. Production issues, coupled with the recent labor strike, weighed on the company’s share price.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 02/02/2022 through 10/31/2024

	ETF (based on Net Asset Value)	S&P 500 Index	Russell 1000® Growth Index
Feb-22	$10,000	$10,000	$10,000
Feb-22	$9,488	$9,544	$9,438
Mar-22	$9,840	$9,899	$9,807
Apr-22	$8,416	$9,036	$8,623
May-22	$7,961	$9,052	$8,422
Jun-22	$7,324	$8,305	$7,755
Jul-22	$8,302	$9,071	$8,686
Aug-22	$7,893	$8,701	$8,281
Sep-22	$7,174	$7,899	$7,476
Oct-22	$7,479	$8,539	$7,913
Nov-22	$7,733	$9,016	$8,274
Dec-22	$7,028	$8,497	$7,640
Jan-23	$7,779	$9,031	$8,277
Feb-23	$7,743	$8,810	$8,179
Mar-23	$8,344	$9,134	$8,738
Apr-23	$8,447	$9,276	$8,824
May-23	$8,965	$9,317	$9,226
Jun-23	$9,592	$9,932	$9,857
Jul-23	$9,892	$10,251	$10,189
Aug-23	$9,778	$10,088	$10,098
Sep-23	$9,245	$9,607	$9,549
Oct-23	$9,110	$9,405	$9,413
Nov-23	$10,255	$10,264	$10,439
Dec-23	$10,712	$10,730	$10,901
Jan-24	$11,152	$10,911	$11,173
Feb-24	$12,080	$11,493	$11,935
Mar-24	$12,142	$11,863	$12,145
Apr-24	$11,557	$11,378	$11,630
May-24	$12,272	$11,943	$12,327
Jun-24	$13,091	$12,371	$13,158
Jul-24	$12,697	$12,522	$12,934
Aug-24	$13,023	$12,826	$13,203
Sep-24	$13,277	$13,099	$13,577
Oct-24	$13,262	$12,981	$13,532

The graph compares a $10,000 initial investment in the Fund with the performance of the S&P 500 Index and Russell 1000® Growth Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 02/02/2022
Harbor Long-Term Growers ETF (Based on Net Asset Value)	45.57%	-	10.83%
S&P 500 Index	38.02%	-	9.97%
Russell 1000® Growth Index	43.77%	-	11.65%

The “Life of Fund” return as shown reflects the period 02/02/2022 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$585,312
Number of Investments	67
Total Net Advisory Fees Paid (in thousands)	$2,292
Portfolio Turnover Rate	53%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	41.5%
Consumer Discretionary	16.9%
Communication Services	16.1%
Health Care	10.5%
Financials	6.5%
Industrials	4.6%
Consumer Staples	3.3%
Real Estate	0.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Multi-Asset Explorer ETF

Ticker: MAPP

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Multi-Asset Explorer ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Multi-Asset Explorer ETF	$79	0.70%

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 25.14% for the year ended October 31, 2024, while the ICE BofA 0-3 Month U.S. Treasury Bill Index returned 5.44% during the same period.

Top contributors to performance included:

• Security selection within U.S. Large Cap, EAFE, and Commodities macro sector.

• Positions in iShares Core S&P 500 ETF, Communication Services Select Sector SPDR Fund, and iShares Gold Strategy ETF.

Top detractors from performance included:

• Security selection within U.S. Small Cap, EMD, and Loans sector.

• Positions in iShares 20+ Year Treasury Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, and Technology Select Sector SPDR Fund.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 09/13/2023 through 10/31/2024

	ETF (based on Net Asset Value)	S&P 500 Index	ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index
Sep-23	$10,000	$10,000	$10,000
Sep-23	$9,705	$9,605	$10,026
Oct-23	$9,530	$9,403	$10,071
Nov-23	$10,125	$10,262	$10,116
Dec-23	$10,465	$10,728	$10,163
Jan-24	$10,511	$10,909	$10,208
Feb-24	$10,815	$11,491	$10,251
Mar-24	$11,175	$11,861	$10,297
Apr-24	$10,871	$11,376	$10,342
May-24	$11,283	$11,940	$10,392
Jun-24	$11,411	$12,369	$10,435
Jul-24	$11,627	$12,519	$10,482
Aug-24	$11,879	$12,823	$10,533
Sep-24	$12,105	$13,097	$10,577
Oct-24	$11,925	$12,978	$10,619

The graph compares a $10,000 initial investment in the Fund with the performance of the S&P 500 Index and ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 09/13/2023
Harbor Multi-Asset Explorer ETF (Based on Net Asset Value)	25.14%	-	16.80%
S&P 500 Index	38.02%	-	25.85%
ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index	5.44%	-	5.44%

The “Life of Fund” return as shown reflects the period 09/13/2023 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$4,639
Number of Investments	18
Total Net Advisory Fees Paid (in thousands)	$28
Portfolio Turnover Rate	136%

Fund Investments

Investment Allocation (% of Investments)

Value	Value
Equity Funds	75.1%
Fixed Income Funds	15.2%
Commodity Funds	9.7%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor PanAgora Dynamic Large Cap Core ETF

Ticker: INFO

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor PanAgora Dynamic Large Cap Core ETF ("Fund") for the period of October 9, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor PanAgora Dynamic Large Cap Core ETF	$2	0.35%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$5,453
Number of Investments	117
Total Net Advisory Fees Paid (in thousands)	$1
Portfolio Turnover Rate	0%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	31.8%
Financials	14.5%
Health Care	9.5%
Communication Services	9.0%
Consumer Discretionary	8.8%
Industrials	7.1%
Consumer Staples	6.3%
Materials	3.4%
Energy	3.3%
Utilities	3.3%
Real Estate	3.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Scientific Alpha High-Yield ETF

Ticker: SIHY

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Scientific Alpha High-Yield ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Scientific Alpha High-Yield ETF	$52	0.48%

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Fund returned 16.82% for the year ended October 31, 2024, while the ICE BofA U.S. High Yield Index returned 16.47% during the same period.

Top contributors to relative performance included:

• Security selection within Communications, Real Estate Investment Trusts, and Electrics.

• Sector positioning driven by an underweight to Communications and overweights to Consumer Non-Cyclicals and Financials.

Top detractors from relative performance included:

• Security selection within Consumer Non-Cyclicals and Basic Industry.

• Sector positioning driven by an underweight to Energy.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 09/14/2021 through 10/31/2024

	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index
Sep-21	$10,000	$10,000	$10,000
Sep-21	$9,946	$9,879	$9,958
Oct-21	$9,928	$9,876	$9,940
Nov-21	$9,811	$9,905	$9,838
Dec-21	$10,002	$9,880	$10,023
Jan-22	$9,738	$9,667	$9,748
Feb-22	$9,654	$9,559	$9,660
Mar-22	$9,600	$9,293	$9,571
Apr-22	$9,330	$8,941	$9,223
May-22	$9,373	$8,998	$9,246
Jun-22	$8,786	$8,857	$8,616
Jul-22	$9,251	$9,074	$9,135
Aug-22	$9,075	$8,817	$8,916
Sep-22	$8,748	$8,436	$8,558
Oct-22	$8,985	$8,327	$8,801
Nov-22	$9,179	$8,633	$8,966
Dec-22	$9,213	$8,594	$8,899
Jan-23	$9,532	$8,859	$9,247
Feb-23	$9,459	$8,630	$9,127
Mar-23	$9,522	$8,849	$9,230
Apr-23	$9,659	$8,903	$9,319
May-23	$9,512	$8,806	$9,230
Jun-23	$9,631	$8,774	$9,381
Jul-23	$9,797	$8,768	$9,514
Aug-23	$9,838	$8,712	$9,541
Sep-23	$9,713	$8,491	$9,430
Oct-23	$9,621	$8,357	$9,314
Nov-23	$10,077	$8,735	$9,737
Dec-23	$10,474	$9,070	$10,096
Jan-24	$10,494	$9,045	$10,098
Feb-24	$10,472	$8,917	$10,128
Mar-24	$10,619	$8,999	$10,249
Apr-24	$10,513	$8,772	$10,146
May-24	$10,670	$8,921	$10,261
Jun-24	$10,781	$9,005	$10,360
Jul-24	$10,991	$9,215	$10,564
Aug-24	$11,159	$9,348	$10,732
Sep-24	$11,312	$9,473	$10,907
Oct-24	$11,240	$9,238	$10,847

The graph compares a $10,000 initial investment in the Fund with the performance of the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. High Yield Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 09/14/2021
Harbor Scientific Alpha High-Yield ETF (Based on Net Asset Value)	16.82%	-	3.80%
Bloomberg U.S. Aggregate Bond Index	10.55%	-	-2.50%
ICE BofA U.S. High Yield Index	16.47%	-	2.63%

The “Life of Fund” return as shown reflects the period 09/14/2021 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$141,574
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$600
Portfolio Turnover Rate	38%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Consumer Discretionary	18.7%
Industrials	16.2%
Energy	15.0%
Financials	13.4%
Communication Services	10.2%
Consumer Staples	5.6%
Health Care	5.5%
Information Technology	4.9%
Materials	4.3%
Utilities	3.7%
Real Estate	2.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

Harbor Scientific Alpha Income ETF

Ticker: SIFI

Principal U.S. Market: NYSE Arca, Inc.

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Harbor Scientific Alpha Income ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Scientific Alpha Income ETF	$53	0.50%

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance summary

The Fund returned 12.36% for the year ended October 31, 2024, while the Bloomberg U.S. Aggregate Bond Index returned 10.55% during the same period.

Top contributors to performance included:

• Positive carry associated with rates and credit positioning.

• A long interest rate position in the U.S. yield curve with a preference for the short end as yields dropped and yield curves steepened.

• Positioning within Consumer Cyclicals, Consumer Non-Cyclicals, and Technology.

Top detractors from performance included:

• Risk hedging from credit derivatives.

Keep in mind that the Fund's past performance shown is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Change in a $10,000 Investment

For the period 09/14/2021 through 10/31/2024

	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index
Sep-21	$10,000	$10,000
Sep-21	$9,888	$9,879
Oct-21	$9,820	$9,876
Nov-21	$9,759	$9,905
Dec-21	$9,885	$9,880
Jan-22	$9,534	$9,667
Feb-22	$9,398	$9,559
Mar-22	$9,229	$9,293
Apr-22	$8,921	$8,941
May-22	$8,975	$8,998
Jun-22	$8,676	$8,857
Jul-22	$8,954	$9,074
Aug-22	$8,810	$8,817
Sep-22	$8,565	$8,436
Oct-22	$8,639	$8,327
Nov-22	$8,815	$8,633
Dec-22	$8,813	$8,594
Jan-23	$9,043	$8,859
Feb-23	$8,960	$8,630
Mar-23	$9,023	$8,849
Apr-23	$9,121	$8,903
May-23	$9,010	$8,806
Jun-23	$9,005	$8,774
Jul-23	$9,109	$8,768
Aug-23	$9,129	$8,712
Sep-23	$9,039	$8,491
Oct-23	$8,975	$8,357
Nov-23	$9,326	$8,735
Dec-23	$9,651	$9,070
Jan-24	$9,673	$9,045
Feb-24	$9,575	$8,917
Mar-24	$9,667	$8,999
Apr-24	$9,549	$8,772
May-24	$9,669	$8,921
Jun-24	$9,783	$9,005
Jul-24	$9,955	$9,215
Aug-24	$10,102	$9,348
Sep-24	$10,211	$9,473
Oct-24	$10,084	$9,238

The graph compares a $10,000 initial investment in the Fund with the performance of the Bloomberg U.S. Aggregate Bond Index. The Fund performance assumes the reinvestment of all dividend and capital gain distributions.

Average Annual Total Returns

AATR	1 Year	5 Years	Life of Fund 09/14/2021
Harbor Scientific Alpha Income ETF (Based on Net Asset Value)	12.36%	-	0.27%
Bloomberg U.S. Aggregate Bond Index	10.55%	-	-2.50%

The “Life of Fund” return as shown reflects the period 09/14/2021 (commencement of operations) through 10/31/2024.

Current performance may differ from returns shown. The most recent month end performance is available under products at www.harborcapital.com or by calling 800-422-1050.

Key Fund Statistics

Total Net Assets (in thousands)	$33,911
Number of Investments (includes derivatives)	171
Total Net Advisory Fees Paid (in thousands)	$166
Portfolio Turnover Rate	42%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	15.3%
Information Technology	13.8%
Energy	13.0%
Communication Services	11.8%
Consumer Discretionary	10.6%
Consumer Staples	8.9%
Health Care	8.5%
Financials	7.7%
Materials	7.3%
Utilities	1.9%
Real Estate	1.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

All trademarks or product names mentioned herein are the property of their respective owners. Copyright © 2024 Harbor Capital Advisors, Inc. All rights reserved.

ITEM 2 – CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). The Registrant has not amended its Code of Ethics during the period covered by this report. The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report. Upon request, a copy of the Registrant’s code of ethics is available without charge by calling 800-422-1050.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board has determined that Douglas J. Skinner, a member of the Audit Committee of the Board of Trustees, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. Skinner is the Eric J. Gleacher Distinguished Service Professor of Accounting and Deputy Dean for Faculty at the University of Chicago Booth School of Business, where his prior positions include John P. and Lillian A. Gould Professor of Accounting, Neubauer Family Faculty Fellow, Interim Dean, and Executive Director of the Accounting Research Center. Mr. Skinner is deemed “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Items 4(a)—4(d): Audit, Audit-Related, Tax and All Other Fees

Fees billed by Ernst & Young (“EY”):

	Fiscal Year Ended October 31, 2024			Fiscal Year Ended October 31, 2023
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees.	$98,806	N/A	N/A	$207,154	N/A	N/A
(b) Audit-Related Fees.	$0	$0	N/A	$0	$0	N/A
(c) Tax Fees.	$65,766[1]	$0	N/A	$154,357[1]	$0	N/A
(d) All Other Fees.	$9,494[2]	N/A	N/A	$2,707[2]	N/A	N/A
1.	Includes fees related to tax compliance, including foreign tax reclaim filings and tax research and equalization.
2.	Includes fees billed in connection with the Registrant’s subscription to the EY PFIC Analyzer, a database used to determine whether foreign equity securities are passive foreign investment companies. Also, for the Registrant’s subscription to the Rapid Security Analyzer, a tool used to determine which foreign equity securities per their respective country has an ASC 740 capital gain exposure.

(e)	(1)	Pre-Approval Policies.

The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit, review and non-audit services (other than certain de minimis non-audit services) provided to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Audit Committee is authorized to delegate one or more members of the Committee the responsibility for considering and, if appropriate, pre-approving audit or permitted non-audit services in an amount sufficient to complete services and to determine if such services would be consistent with maintaining the accountant’s independence. Such member(s) are required to report to the full Audit Committee as to the nature and amount of such services and fees pre-approved at the next scheduled Audit Committee meeting. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Registrant.

(2)	None of the principal accountant’s fees or services rendered to the Registrant, the Advisor or Harbor Services Group, Inc. were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable
(g)	Aggregate Non-Audit Fees.

Aggregate Non-Audit Fees of the Registrant

Fiscal Year Ended October 31, 2024: $75,260

Fiscal Year Ended October 31, 2023: $157,064

Aggregate Non-Audit Fees of Other Entities Required to be Pre-approved Pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2024: $0

Fiscal Year Ended October 31, 2023: $0

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services to service affiliates was compatible with maintaining the principal accountant’s independence.
(i)	Not applicable
(j)	Not applicable

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6 – INVESTMENTS

(a)	The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 7 of this report on Form N-CSR.
(b)	Not applicable

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

The following is a copy of the audited annual financial statements, including financial highlights:

Annual Financial Statements and Additional Information
HARBOR ETF TRUST
October 31, 2024

Harbor Active Small Cap ETF
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Disruptive Innovation ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

Table of Contents

Harbor ETF Trust
Portfolio of Investments
Harbor Active Small Cap ETF	1
Harbor AlphaEdge™ Large Cap Value ETF	3
Harbor AlphaEdge™ Next Generation REITs ETF	5
Harbor AlphaEdge™ Small Cap Earners ETF	6
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)	14
Harbor Disciplined Bond ETF	16
Harbor Disruptive Innovation ETF	21
Harbor Dividend Growth Leaders ETF	23
Harbor Energy Transition Strategy ETF (CONSOLIDATED)	25
Harbor Health Care ETF	27
Harbor Human Capital Factor Unconstrained ETF	28
Harbor Human Capital Factor US Large Cap ETF	30
Harbor Human Capital Factor US Small Cap ETF	33
Harbor International Compounders ETF	36
Harbor Long-Short Equity ETF	37
Harbor Long-Term Growers ETF	41
Harbor Multi-Asset Explorer ETF	43
Harbor PanAgora Dynamic Large Cap Core ETF	44
Harbor Scientific Alpha High-Yield ETF	47
Harbor Scientific Alpha Income ETF	53
Financial Statements
Statements of Assets and Liabilities	59
Statements of Operations	63
Statements of Changes in Net Assets	67
Financial Highlights	71
Notes to Financial Statements	82
Report of Independent Registered Public Accounting Firm	98
Additional Information
Additional Tax Information	101
FORM N-CSR ITEMS 8-11	101
This material is intended for the Funds' shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor ETF before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.
Foreside Fund Services, LLC is the Distributor of the Harbor ETF Trust.

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Byron Place Capital Management, LLC
Value and Cost in Thousands

COMMON STOCKS—100.0%
Shares		Value
AEROSPACE & DEFENSE—0.5%
1,388	Standardaero, Inc. *	$40
BANKS—2.9%
2,157	Wintrust Financial Corp.	250
BEVERAGES—1.3%
385	Boston Beer Co., Inc. Class A*	112
BUILDING PRODUCTS—8.2%
1,333	Fortune Brands Innovations, Inc.	111
10,497	Hayward Holdings, Inc. *	171
47,447	Janus International Group, Inc. *	349
3,774	Masterbrand, Inc. *	68
		699
CAPITAL MARKETS—5.6%
5,115	Artisan Partners Asset Management, Inc. Class A	225
1,851	Moelis & Co. Class A	123
408	Morningstar, Inc.	134
		482
CONSTRUCTION & ENGINEERING—1.2%
3,207	WillScot Holdings Corp. *	106
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.4%
3,825	Guardian Pharmacy Services, Inc. Class A*	69
3,026	Maplebear, Inc. *	133
		202
CONTAINERS & PACKAGING—2.5%
1,275	AptarGroup, Inc.	214
DIVERSIFIED CONSUMER SERVICES—1.3%
15,422	European Wax Center, Inc. Class A*	111
ENERGY EQUIPMENT & SERVICES—6.1%
30,697	Liberty Energy, Inc.	524
FINANCIAL SERVICES—8.1%
23,775	Remitly Global, Inc. *	427
2,928	Shift4 Payments, Inc. Class A*	265
		692
GROUND TRANSPORTATION—4.0%
927	Landstar System, Inc.	163
14,192	Lyft, Inc. Class A*	184
		347
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
11,200	Treace Medical Concepts, Inc. *	52
HEALTH CARE PROVIDERS & SERVICES—1.7%
1,841	U.S. Physical Therapy, Inc.	148
HEALTH CARE TECHNOLOGY—6.1%
9,124	Doximity, Inc. Class A*	381
4,944	Waystar Holding Corp. *	141
		522
HOTEL & RESORT REITS—2.4%
23,460	RLJ Lodging Trust	208

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—1.5%
1,698	Monarch Casino & Resort, Inc.	$133
HOUSEHOLD PRODUCTS—0.8%
2,516	Reynolds Consumer Products, Inc.	68
INSURANCE—6.8%
983	Kinsale Capital Group, Inc.	421
9,718	Oscar Health, Inc. Class A*	163
		584
INTERACTIVE MEDIA & SERVICES—1.0%
21,709	TrueCar, Inc. *	85
MACHINERY—6.3%
6,713	Douglas Dynamics, Inc.	152
27,659	Hillman Solutions Corp. *	293
323	RBC Bearings, Inc. *	91
		536
METALS & MINING—3.5%
1,038	Reliance, Inc.	297
MULTI-UTILITIES—2.2%
1,230	CMS Energy Corp.	85
1,870	Northwestern Energy Group, Inc.	100
		185
PROFESSIONAL SERVICES—8.7%
1,784	Paylocity Holding Corp. *	329
5,984	SS&C Technologies Holdings, Inc.	419
		748
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.8%
4,077	Zillow Group, Inc. Class A*	237
RETAIL REITS—3.1%
2,916	NNN REIT, Inc.	127
3,780	Phillips Edison & Co., Inc.	143
		270
SOFTWARE—3.3%
15,138	Freshworks, Inc. Class A*	177
1,211	Q2 Holdings, Inc. *	103
		280
SPECIALTY RETAIL—2.9%
3,653	Chewy, Inc. Class A*	98
8,979	Warby Parker, Inc. Class A*	152
		250
TEXTILES, APPAREL & LUXURY GOODS—1.1%
472	Ralph Lauren Corp.	93

⬤

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.1%
1,007	Beacon Roofing Supply, Inc. *	$93
TOTAL COMMON STOCKS (Cost $8,404)		8,568
TOTAL INVESTMENTS—100.0% (Cost $8,404)		8,568
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		4
TOTAL NET ASSETS—100%		$8,572

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AUTOMOBILES—0.5%
207	General Motors Co.	$11
BANKS—6.3%
1,155	Bank of America Corp.	48
160	Citigroup, Inc.	10
276	JPMorgan Chase & Co.	61
180	Wells Fargo & Co.	12
		131
BIOTECHNOLOGY—2.4%
550	Gilead Sciences, Inc.	49
CAPITAL MARKETS—1.1%
150	Bank of New York Mellon Corp.	11
20	Goldman Sachs Group, Inc.	11
		22
CONSTRUCTION & ENGINEERING—3.1%
143	EMCOR Group, Inc.	64
CONSTRUCTION MATERIALS—0.5%
107	CRH PLC	10
CONSUMER FINANCE—7.3%
226	American Express Co.	61
354	Discover Financial Services	52
90	Nelnet, Inc. Class A	10
501	Synchrony Financial	28
		151
CONSUMER STAPLES DISTRIBUTION & RETAIL—7.7%
121	BJ’s Wholesale Club Holdings, Inc. *	10
698	Kroger Co.	39
795	Sysco Corp.	59
331	Target Corp.	50
		158
DIVERSIFIED CONSUMER SERVICES—2.9%
222	Frontdoor, Inc. *	11
76	Grand Canyon Education, Inc. *	10
635	H&R Block, Inc.	38
		59
DIVERSIFIED TELECOMMUNICATION SERVICES—4.1%
2,774	AT&T, Inc.	63
504	Verizon Communications, Inc.	21
		84
ELECTRIC UTILITIES—1.6%
364	NRG Energy, Inc.	33
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.4%
819	Flex Ltd. *	29
84	Jabil, Inc.	10
69	TE Connectivity PLC (Switzerland)	10
		49
ENTERTAINMENT—0.5%
110	Walt Disney Co.	11
FINANCIAL SERVICES—5.5%
134	Berkshire Hathaway, Inc. Class B*	60

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
438	Jackson Financial, Inc. Class A	$44
404	MGIC Investment Corp.	10
		114
FOOD PRODUCTS—3.3%
185	Archer-Daniels-Midland Co.	10
141	Cal-Maine Foods, Inc.	13
152	General Mills, Inc.	10
530	Pilgrim’s Pride Corp. *	26
176	Tyson Foods, Inc. Class A	10
		69
HEALTH CARE PROVIDERS & SERVICES—7.9%
100	Cardinal Health, Inc.	11
250	Cencora, Inc.	57
136	Cigna Group	43
26	Elevance Health, Inc.	11
126	Tenet Healthcare Corp. *	19
109	Universal Health Services, Inc. Class B	22
		163
HOUSEHOLD DURABLES—1.0%
61	Lennar Corp. Class A	11
1	NVR, Inc. *	9
		20
INDUSTRIAL CONGLOMERATES—0.5%
81	3M Co.	10
INSURANCE—6.4%
131	Arch Capital Group Ltd. *	13
39	Chubb Ltd.	11
551	Hartford Financial Services Group, Inc.	61
128	Loews Corp.	10
122	Principal Financial Group, Inc.	10
71	Progressive Corp.	17
38	RenaissanceRe Holdings Ltd. (Bermuda)	10
		132
IT SERVICES—3.0%
669	Cognizant Technology Solutions Corp. Class A	50
543	DXC Technology Co. *	11
		61
MACHINERY—1.9%
27	Caterpillar, Inc.	10
366	Mueller Industries, Inc.	30
		40
MARINE TRANSPORTATION—0.8%
107	Matson, Inc.	17
MEDIA—2.2%
1,025	Comcast Corp. Class A	45
METALS & MINING—0.5%
49	Alpha Metallurgical Resources, Inc.	10
OIL, GAS & CONSUMABLE FUELS—12.6%
418	Chevron Corp.	62
100	ConocoPhillips	11
393	EOG Resources, Inc.	48

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
530	Exxon Mobil Corp.	$62
198	Marathon Petroleum Corp.	29
178	Scorpio Tankers, Inc. (Monaco)	10
299	Valero Energy Corp.	39
		261
PAPER & FOREST PRODUCTS—1.8%
374	Louisiana-Pacific Corp.	37
PROFESSIONAL SERVICES—1.0%
55	Leidos Holdings, Inc.	10
117	Maximus, Inc.	10
		20
SOFTWARE—0.5%
400	Dropbox, Inc. Class A*	10
SPECIALTY RETAIL—4.5%
689	Best Buy Co., Inc.	62

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
75	Lowe’s Cos., Inc.	$20
78	Williams-Sonoma, Inc.	10
		92
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.9%
1,676	HP, Inc.	60
TOBACCO—3.2%
1,227	Altria Group, Inc.	67
TOTAL COMMON STOCKS (Cost $2,020)		2,060
TOTAL INVESTMENTS—99.9% (Cost $2,020)		2,060
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		2
TOTAL NET ASSETS—100%		$2,062

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Next Generation REITs ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Value and Cost in Thousands

COMMON STOCKS—100.0%
Shares		Value
HEALTH CARE REITS—19.9%
524	American Healthcare REIT, Inc.	$14
1,520	Diversified Healthcare Trust	5
4,396	Healthcare Realty Trust, Inc.	76
2,306	Healthpeak Properties, Inc.	52
581	LTC Properties, Inc.	22
711	National Health Investors, Inc.	54
1,261	Omega Healthcare Investors, Inc.	54
3,917	Sabra Health Care REIT, Inc.	76
1,025	Sila Realty Trust, Inc.	26
309	Ventas, Inc.	20
		399
HOTEL & RESORT REITS—14.8%
7,780	DiamondRock Hospitality Co.	67
6,474	Host Hotels & Resorts, Inc.	112
2,317	Park Hotels & Resorts, Inc.	32
403	Pebblebrook Hotel Trust	5
3,309	Summit Hotel Properties, Inc.	20
5,566	Sunstone Hotel Investors, Inc.	56
346	Xenia Hotels & Resorts, Inc.	5
		297
RESIDENTIAL REITS—4.0%
1,043	Equity LifeStyle Properties, Inc.	73
246	Invitation Homes, Inc.	8
		81

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—61.3%
629	American Tower Corp.	$134
136	Crown Castle, Inc.	15
2,209	CubeSmart	106
1,617	EPR Properties	73
726	Extra Space Storage, Inc.	119
193	Gaming & Leisure Properties, Inc.	10
3,618	Gladstone Land Corp.	47
650	Iron Mountain, Inc.	80
1,063	Lamar Advertising Co. Class A	140
561	National Storage Affiliates Trust	24
1,575	Outfront Media, Inc.	28
153	Public Storage	50
2,349	Rayonier, Inc.	73
548	SBA Communications Corp.	126
2,031	VICI Properties, Inc.	64
4,457	Weyerhaeuser Co.	139
		1,228
TOTAL COMMON STOCKS (Cost $2,032)		2,005
TOTAL INVESTMENTS—100% (Cost $2,032)		2,005
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100%		$2,005

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—0.5%
416	Leonardo DRS, Inc. *	$12
67	Moog, Inc. Class A	13
270	Park Aerospace Corp.	4
434	Triumph Group, Inc. *	6
		35
AIR FREIGHT & LOGISTICS—0.4%
525	Air Transport Services Group, Inc. *	9
194	Forward Air Corp.	7
233	Hub Group, Inc. Class A	10
		26
AUTOMOBILE COMPONENTS—1.5%
902	Adient PLC *	18
1,174	American Axle & Manufacturing Holdings, Inc. *	7
799	Dana, Inc.	6
141	Fox Factory Holding Corp. *	5
1,539	Goodyear Tire & Rubber Co. *	12
689	Holley, Inc. *	2
104	LCI Industries	11
60	Modine Manufacturing Co. *	7
109	Patrick Industries, Inc.	14
204	Phinia, Inc.	9
64	Visteon Corp. *	6
		97
AUTOMOBILES—0.2%
204	Winnebago Industries, Inc.	11
BANKS—13.9%
176	Amalgamated Financial Corp.	6
227	Ameris Bancorp	14
180	Ames National Corp.	3
656	Associated Banc-Corp.	16
269	Atlantic Union Bankshares Corp.	10
210	Axos Financial, Inc. *	14
98	BancFirst Corp.	11
209	Bancorp, Inc. *	11
35	Bank First Corp.	3
163	Bank of Hawaii Corp.	12
70	Bank7 Corp.	3
371	BankUnited, Inc.	13
176	Banner Corp.	11
218	BayCom Corp.	5
402	Cadence Bank	13
341	California BanCorp *	5
128	Camden National Corp.	5
159	Capital Bancorp, Inc.	4
255	Carter Bankshares, Inc. *	5
333	Cathay General Bancorp	15
49	ChoiceOne Financial Services, Inc.	2
69	City Holding Co.	8
83	Coastal Financial Corp. *	5
155	Colony Bankcorp, Inc.	2
176	Community Financial System, Inc.	11
148	Community West Bancshares	3
372	ConnectOne Bancorp, Inc.	9
230	Customers Bancorp, Inc. *	11
588	CVB Financial Corp.	11
383	Dime Community Bancshares, Inc.	12
398	Eagle Bancorp, Inc.	10
290	Eastern Bankshares, Inc.	5

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
215	Enterprise Financial Services Corp.	$11
245	ESSA Bancorp, Inc.	5
193	FB Financial Corp.	10
780	First BanCorp (Puerto Rico)	15
89	First Bancorp, Inc.	2
222	First Bancorp/Southern Pines NC	9
277	First Bank	4
395	First Financial Bancorp	10
288	First Financial Bankshares, Inc.	10
545	First Foundation, Inc.	4
376	First Interstate BancSystem, Inc. Class A	12
222	First Merchants Corp.	8
67	First Western Financial, Inc. *	1
3,988	Flagstar Financial, Inc.	40
667	Fulton Financial Corp.	12
101	FVCBankcorp, Inc. *	1
277	Glacier Bancorp, Inc.	14
45	Greene County Bancorp, Inc.	1
68	Guaranty Bancshares, Inc.	2
374	Hancock Whitney Corp.	19
405	Hanmi Financial Corp.	9
444	HarborOne Bancorp, Inc.	5
170	HBT Financial, Inc.	4
188	Heartland Financial USA, Inc.	11
57	Home Bancorp, Inc.	3
634	Home BancShares, Inc.	17
194	HomeStreet, Inc.	2
839	Hope Bancorp, Inc.	10
188	Independent Bank Corp.	12
183	Independent Bank Group, Inc.	11
227	International Bancshares Corp.	14
82	John Marshall Bancorp, Inc.	2
93	Lakeland Financial Corp.	6
898	LINKBANCORP, Inc.	6
113	Live Oak Bancshares, Inc.	5
142	Metrocity Bankshares, Inc.	4
67	Metropolitan Bank Holding Corp. *	4
48	National Bankshares, Inc.	1
51	Norwood Financial Corp.	2
90	Oak Valley Bancorp	2
227	OFG Bancorp (Puerto Rico)	9
892	Old National Bancorp	17
26	Orange County Bancorp, Inc.	1
422	Pacific Premier Bancorp, Inc.	11
146	PCB Bancorp	3
177	Peoples Bancorp, Inc.	5
54	Peoples Financial Services Corp.	3
176	Pioneer Bancorp, Inc. *	2
55	Plumas Bancorp	2
318	Premier Financial Corp.	8
71	Princeton Bancorp, Inc.	3
408	Provident Financial Services, Inc.	8
223	RBB Bancorp	5
50	Red River Bancshares, Inc.	3
336	Sandy Spring Bancorp, Inc.	11
245	Seacoast Banking Corp. of Florida	7
149	ServisFirst Bancshares, Inc.	12
545	Simmons First National Corp. Class A	13
205	SmartFinancial, Inc.	7
78	Southern States Bancshares, Inc.	2
191	SouthState Corp.	19
128	Texas Capital Bancshares, Inc. *	10

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
53	Timberland Bancorp, Inc.	$2
329	Towne Bank	11
188	TriCo Bancshares	8
46	Triumph Financial, Inc. *	4
209	TrustCo Bank Corp.	7
182	UMB Financial Corp.	20
337	United Bankshares, Inc.	13
387	United Community Banks, Inc.	11
95	Unity Bancorp, Inc.	4
222	Univest Financial Corp.	6
305	USCB Financial Holdings, Inc.	4
2,777	Valley National Bancorp	26
360	Veritex Holdings, Inc.	10
45	Virginia National Bankshares Corp.	2
335	WaFd, Inc.	11
310	WesBanco, Inc.	10
233	WSFS Financial Corp.	11
		909
BEVERAGES—0.1%
635	Duckhorn Portfolio, Inc. *	7
BIOTECHNOLOGY—0.2%
232	Halozyme Therapeutics, Inc. *	11
329	iTeos Therapeutics, Inc. *	3
		14
BROADLINE RETAIL—0.1%
411	Savers Value Village, Inc. *	4
BUILDING PRODUCTS—1.4%
44	American Woodmark Corp. *	4
66	Apogee Enterprises, Inc.	5
17	CSW Industrials, Inc.	6
93	Gibraltar Industries, Inc. *	6
87	Griffon Corp.	6
125	Insteel Industries, Inc.	3
474	JELD-WEN Holding, Inc. *	7
319	Masterbrand, Inc. *	6
109	Quanex Building Products Corp.	3
658	Resideo Technologies, Inc. *	13
135	Tecnoglass, Inc.	9
178	UFP Industries, Inc.	22
		90
CAPITAL MARKETS—1.7%
346	Artisan Partners Asset Management, Inc. Class A	15
267	B Riley Financial, Inc.	2
109	Cohen & Steers, Inc.	11
89	Hamilton Lane, Inc. Class A	16
129	Moelis & Co. Class A	9
612	Open Lending Corp. Class A*	3
45	Piper Sandler Cos.	13
179	StepStone Group, Inc. Class A	11
31	Value Line, Inc.	1
287	Victory Capital Holdings, Inc. Class A	17
56	Virtus Investment Partners, Inc.	12
		110
CHEMICALS—1.6%
203	AdvanSix, Inc.	6
1,490	Arcadium Lithium PLC (Argentina)*	8

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
313	Avient Corp.	$14
196	Cabot Corp.	21
209	HB Fuller Co.	15
171	Ingevity Corp. *	7
130	Northern Technologies International Corp.	2
386	Orion SA (Germany)	6
832	Tronox Holdings PLC	10
400	Valhi, Inc.	14
		103
COMMERCIAL SERVICES & SUPPLIES—1.2%
203	ABM Industries, Inc.	11
312	BrightView Holdings, Inc. *	5
162	Brink’s Co.	17
48	Cimpress PLC (Ireland)*	3
53	CompX International, Inc.	1
591	CoreCivic, Inc. *	8
282	Ennis, Inc.	6
848	GEO Group, Inc. *	13
128	Liquidity Services, Inc. *	3
309	NL Industries, Inc.	2
473	Quad/Graphics, Inc.	3
277	Steelcase, Inc. Class A	3
38	VSE Corp.	4
		79
COMMUNICATIONS EQUIPMENT—0.2%
65	Aviat Networks, Inc. *	1
73	Calix, Inc. *	3
61	Clearfield, Inc. *	2
495	Viavi Solutions, Inc. *	5
		11
CONSTRUCTION & ENGINEERING—0.9%
103	Ameresco, Inc. Class A*	3
104	Arcosa, Inc.	10
29	Argan, Inc.	4
300	Concrete Pumping Holdings, Inc. *	2
65	Dycom Industries, Inc. *	11
35	IES Holdings, Inc. *	8
26	MYR Group, Inc. *	3
174	Primoris Services Corp.	11
62	Sterling Infrastructure, Inc. *	9
		61
CONSTRUCTION MATERIALS—0.4%
91	Knife River Corp. *	9
340	Summit Materials, Inc. Class A*	16
		25
CONSUMER FINANCE—3.5%
292	Atlanticus Holdings Corp. *	11
434	Bread Financial Holdings, Inc.	22
731	Consumer Portfolio Services, Inc. *	7
231	Encore Capital Group, Inc. *	11
173	Enova International, Inc. *	15
116	FirstCash Holdings, Inc.	12
414	LendingClub Corp. *	6
430	Medallion Financial Corp.	4
6,134	Navient Corp.	87
255	Nelnet, Inc. Class A	29
643	OppFi, Inc.	3

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—Continued
369	PRA Group, Inc. *	$7
248	PROG Holdings, Inc.	11
129	Regional Management Corp.	4
		229
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.9%
163	Andersons, Inc.	7
607	HF Foods Group, Inc. *	2
149	Ingles Markets, Inc. Class A	10
336	SpartanNash Co.	7
156	Sprouts Farmers Market, Inc. *	20
154	Village Super Market, Inc. Class A	4
109	Weis Markets, Inc.	7
		57
CONTAINERS & PACKAGING—0.9%
284	Greif, Inc. Class A	18
159	Myers Industries, Inc.	2
2,083	O-I Glass, Inc. *	23
856	Pactiv Evergreen, Inc.	10
235	TriMas Corp.	6
		59
DISTRIBUTORS—0.2%
221	A-Mark Precious Metals, Inc.	8
75	GigaCloud Technology, Inc. Class A (Hong Kong)*	2
		10
DIVERSIFIED CONSUMER SERVICES—0.7%
142	Carriage Services, Inc.	5
909	Chegg, Inc. *	1
142	European Wax Center, Inc. Class A*	1
274	Frontdoor, Inc. *	14
18	Graham Holdings Co. Class B	15
586	Mister Car Wash, Inc. *	4
216	OneSpaWorld Holdings Ltd. (Bahamas)	4
43	Strategic Education, Inc.	4
		48
DIVERSIFIED REITS—0.6%
203	Alexander & Baldwin, Inc.	4
185	Alpine Income Property Trust, Inc.	3
530	Broadstone Net Lease, Inc.	9
122	CTO Realty Growth, Inc.	2
397	Essential Properties Realty Trust, Inc.	13
365	Gladstone Commercial Corp.	6
184	One Liberty Properties, Inc.	5
		42
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
228	Cogent Communications Holdings, Inc.	18
68	IDT Corp. Class B	3
1,133	Liberty Latin America Ltd. Class C (Puerto Rico)*	11
		32
ELECTRIC UTILITIES—0.8%
188	ALLETE, Inc.	12
133	Otter Tail Corp.	11
384	Portland General Electric Co.	18
330	TXNM Energy, Inc.	14
		55

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—1.1%
256	Array Technologies, Inc. *	$2
235	Atkore, Inc.	20
101	EnerSys	10
9,173	GrafTech International Ltd. *	16
156	LSI Industries, Inc.	3
185	NEXTracker, Inc. Class A*	7
21	Powell Industries, Inc.	5
28	Preformed Line Products Co.	3
472	Shoals Technologies Group, Inc. Class A*	3
90	Thermon Group Holdings, Inc. *	2
		71
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
154	Belden, Inc.	18
19	Climb Global Solutions, Inc.	2
42	Fabrinet (Thailand)*	10
76	Insight Enterprises, Inc. *	13
64	Rogers Corp. *	6
225	Sanmina Corp. *	16
96	ScanSource, Inc. *	4
331	TTM Technologies, Inc. *	7
797	Vishay Intertechnology, Inc.	14
		90
ENERGY EQUIPMENT & SERVICES—1.0%
465	Archrock, Inc.	9
468	ChampionX Corp.	13
233	Helmerich & Payne, Inc.	8
674	Liberty Energy, Inc.	12
250	Noble Corp. PLC	8
681	ProFrac Holding Corp. Class A*	4
1,304	RPC, Inc.	7
391	Solaris Energy Infrastructure, Inc. Class A	5
		66
ENTERTAINMENT—0.0%
486	Vivid Seats, Inc. Class A*	2
FINANCIAL SERVICES—6.4%
590	Acacia Research Corp. *	3
55	Cass Information Systems, Inc.	2
818	Enact Holdings, Inc.	28
501	Essent Group Ltd.	30
82	Federal Agricultural Mortgage Corp. Class C	15
323	HA Sustainable Infrastructure Capital, Inc.	11
1,187	Jackson Financial, Inc. Class A	119
294	Merchants Bancorp	11
568	Mr. Cooper Group, Inc. *	50
393	NMI Holdings, Inc. Class A*	15
334	Onity Group, Inc. *	10
2,220	Pagseguro Digital Ltd. Class A (Brazil)*	18
328	PennyMac Financial Services, Inc.	33
428	Priority Technology Holdings, Inc. *	2
807	Radian Group, Inc.	28
1,645	StoneCo Ltd. Class A (Brazil)*	18
148	SWK Holdings Corp. *	3
459	Velocity Financial, Inc. *	9
100	Walker & Dunlop, Inc.	11
		416
FOOD PRODUCTS—0.8%
84	Alico, Inc.	2

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
531	B&G Foods, Inc.	$5
252	Cal-Maine Foods, Inc.	22
32	J&J Snack Foods Corp.	5
53	John B Sanfilippo & Son, Inc.	4
477	Mission Produce, Inc. *	6
248	Utz Brands, Inc.	4
55	Vital Farms, Inc. *	2
152	WK Kellogg Co.	3
		53
GAS UTILITIES—0.9%
368	New Jersey Resources Corp.	17
197	ONE Gas, Inc.	14
180	Southwest Gas Holdings, Inc.	13
284	Spire, Inc.	18
		62
GROUND TRANSPORTATION—1.0%
86	ArcBest Corp.	9
85	Covenant Logistics Group, Inc.	4
404	Heartland Express, Inc.	4
12,181	Hertz Global Holdings, Inc. *	34
131	PAM Transportation Services, Inc. *	2
263	Werner Enterprises, Inc.	10
		63
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
140	Avanos Medical, Inc. *	3
674	Embecta Corp.	10
62	Haemonetics Corp. *	4
412	Inmode Ltd. *	7
275	Integra LifeSciences Holdings Corp. *	5
118	iRadimed Corp.	6
56	Lantheus Holdings, Inc. *	6
130	Neogen Corp. *	2
36	Semler Scientific, Inc. *	1
46	STAAR Surgical Co. *	1
8	UFP Technologies, Inc. *	2
91	Utah Medical Products, Inc.	6
165	Varex Imaging Corp. *	2
		55
HEALTH CARE PROVIDERS & SERVICES—2.0%
240	AMN Healthcare Services, Inc. *	9
842	Brookdale Senior Living, Inc. *	5
493	Cross Country Healthcare, Inc. *	6
332	Enhabit, Inc. *	2
105	Ensign Group, Inc.	16
351	Fulgent Genetics, Inc. *	8
46	HealthEquity, Inc. *	4
61	National HealthCare Corp.	7
272	National Research Corp.	5
439	Option Care Health, Inc. *	10
423	Owens & Minor, Inc. *	5
433	Patterson Cos., Inc.	9
539	Pediatrix Medical Group, Inc. *	7
39	Progyny, Inc. *	1
542	Select Medical Holdings Corp.	17
81	Sonida Senior Living, Inc. *	2
397	Surgery Partners, Inc. *	11

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
82	U.S. Physical Therapy, Inc.	$7
		131
HEALTH CARE REITS—0.4%
2,172	Diversified Healthcare Trust	8
273	Global Medical REIT, Inc.	2
91	National Health Investors, Inc.	7
285	Strawberry Fields REIT, Inc.	4
71	Universal Health Realty Income Trust	3
		24
HEALTH CARE TECHNOLOGY—0.1%
105	HealthStream, Inc.	3
62	Simulations Plus, Inc.	2
		5
HOTEL & RESORT REITS—0.9%
813	Apple Hospitality REIT, Inc.	12
719	Braemar Hotels & Resorts, Inc.	2
739	DiamondRock Hospitality Co.	6
1,257	Pebblebrook Hotel Trust	15
143	Ryman Hospitality Properties, Inc.	15
1,383	Service Properties Trust	5
321	Xenia Hotels & Resorts, Inc.	5
		60
HOTELS, RESTAURANTS & LEISURE—2.6%
408	Bloomin' Brands, Inc.	7
104	Cracker Barrel Old Country Store, Inc.	5
245	Dave & Buster’s Entertainment, Inc. *	9
505	Denny’s Corp. *	3
227	Dine Brands Global, Inc.	7
457	El Pollo Loco Holdings, Inc. *	6
798	Everi Holdings, Inc. *	11
151	First Watch Restaurant Group, Inc. *	3
312	Golden Entertainment, Inc.	9
428	Hilton Grand Vacations, Inc. *	16
264	Inspired Entertainment, Inc. *	2
1,221	International Game Technology PLC	25
178	Jack in the Box, Inc.	9
27	Nathan’s Famous, Inc.	2
293	PlayAGS, Inc. *	3
341	Red Rock Resorts, Inc. Class A	17
294	Six Flags Entertainment Corp.	12
887	Super Group SGHC Ltd. (Guernsey)	4
599	Target Hospitality Corp. *	4
303	United Parks & Resorts, Inc. *	16
		170
HOUSEHOLD DURABLES—3.9%
292	Beazer Homes USA, Inc. *	9
22	Cavco Industries, Inc. *	9
180	Century Communities, Inc.	16
166	Champion Homes, Inc. *	15
553	Cricut, Inc. Class A	4
296	Dream Finders Homes, Inc. Class A*	9
201	Green Brick Partners, Inc. *	14
139	Helen of Troy Ltd. *	9
59	Hovnanian Enterprises, Inc. Class A*	10
37	Installed Building Products, Inc.	8
310	KB Home	24
168	Landsea Homes Corp. *	2

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
92	Legacy Housing Corp. *	$2
90	LGI Homes, Inc. *	9
248	Lifetime Brands, Inc.	1
106	M/I Homes, Inc. *	16
164	Meritage Homes Corp.	30
248	Sonos, Inc. *	3
479	Taylor Morrison Home Corp. *	33
392	Tri Pointe Homes, Inc. *	16
317	United Homes Group, Inc. *	2
291	Worthington Enterprises, Inc.	11
		252
HOUSEHOLD PRODUCTS—0.1%
191	Central Garden & Pet Co. *	7
INDUSTRIAL REITS—0.2%
1,140	LXP Industrial Trust	11
INSURANCE—2.2%
834	Ambac Financial Group, Inc. *	9
666	CNO Financial Group, Inc.	23
26	Enstar Group Ltd. *	8
291	F&G Annuities & Life, Inc.	12
4,425	Genworth Financial, Inc. Class A*	30
176	Greenlight Capital Re Ltd. Class A*	2
37	HCI Group, Inc.	4
98	Horace Mann Educators Corp.	4
14	Investors Title Co.	3
264	James River Group Holdings Ltd.	2
357	Kingsway Financial Services, Inc. (Canada)*	3
50	Palomar Holdings, Inc. *	4
241	ProAssurance Corp. *	4
199	Selective Insurance Group, Inc.	18
103	Skyward Specialty Insurance Group, Inc. *	5
140	Stewart Information Services Corp.	10
192	Tiptree, Inc.	4
		145
INTERACTIVE MEDIA & SERVICES—0.4%
175	Cargurus, Inc. *	5
177	Cars.com, Inc. *	3
90	Shutterstock, Inc.	3
136	Yelp, Inc. *	5
207	Ziff Davis, Inc. *	9
		25
IT SERVICES—0.3%
148	ASGN, Inc. *	13
1,540	Information Services Group, Inc.	5
		18
LEISURE PRODUCTS—0.5%
148	Acushnet Holdings Corp.	9
113	Malibu Boats, Inc. Class A*	5
168	Marine Products Corp.	2
493	Topgolf Callaway Brands Corp. *	5
260	Vista Outdoor, Inc. *	11
		32
LIFE SCIENCES TOOLS & SERVICES—0.2%
1,973	Maravai LifeSciences Holdings, Inc. Class A*	15

COMMON STOCKS—Continued
Shares		Value
MACHINERY—2.6%
31	Alamo Group, Inc.	$5
214	Atmus Filtration Technologies, Inc.	8
50	Chart Industries, Inc. *	6
180	Douglas Dynamics, Inc.	4
118	Franklin Electric Co., Inc.	11
221	Gencor Industries, Inc. *	4
141	Helios Technologies, Inc.	7
298	Hillenbrand, Inc.	8
571	Hillman Solutions Corp. *	6
32	Lindsay Corp.	4
70	Miller Industries, Inc.	5
447	Mueller Industries, Inc.	37
52	Omega Flex, Inc.	3
206	REV Group, Inc.	6
116	Shyft Group, Inc.	2
44	SPX Technologies, Inc. *	6
253	Terex Corp.	13
964	Titan International, Inc. *	6
392	Trinity Industries, Inc.	13
241	Wabash National Corp.	4
74	Watts Water Technologies, Inc. Class A	14
		172
MARINE TRANSPORTATION—1.2%
1,460	Costamare, Inc. (Monaco)	20
1,442	Golden Ocean Group Ltd. (Norway)	16
247	Matson, Inc.	38
644	Pangaea Logistics Solutions Ltd.	4
		78
MEDIA—3.1%
990	AMC Networks, Inc. Class A*	8
38	Cable One, Inc.	13
5,643	Clear Channel Outdoor Holdings, Inc. *	8
617	Gannett Co., Inc. *	3
2,999	Gray Television, Inc.	17
1,183	John Wiley & Sons, Inc. Class A	58
1,758	National CineMedia, Inc. *	13
101	Scholastic Corp.	3
2,575	Sinclair, Inc.	45
705	Stagwell, Inc. *	4
1,784	TEGNA, Inc.	29
141	Thryv Holdings, Inc. *	2
		203
METALS & MINING—2.2%
112	Alpha Metallurgical Resources, Inc.	23
166	Arch Resources, Inc.	24
24	Carpenter Technology Corp.	4
621	Commercial Metals Co.	33
819	Constellium SE *	9
36	Kaiser Aluminum Corp.	3
40	Materion Corp.	4
96	Olympic Steel, Inc.	4
323	Ramaco Resources, Inc. Class A	3
540	Ryerson Holding Corp.	12
303	Warrior Met Coal, Inc.	19
73	Worthington Steel, Inc.	3
		141
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—3.8%
1,413	Apollo Commercial Real Estate Finance, Inc.	13

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
2,430	Arbor Realty Trust, Inc.	$36
564	ARES Commercial Real Estate Corp.	4
2,039	Blackstone Mortgage Trust, Inc. Class A	37
184	Chicago Atlantic Real Estate Finance, Inc.	3
1,055	Chimera Investment Corp.	16
732	Ellington Financial, Inc.	9
726	Franklin BSP Realty Trust, Inc.	10
1,278	Granite Point Mortgage Trust, Inc.	4
1,154	KKR Real Estate Finance Trust, Inc.	13
1,244	Ladder Capital Corp.	14
1,147	MFA Financial, Inc.	14
227	Nexpoint Real Estate Finance, Inc.	3
1,491	PennyMac Mortgage Investment Trust	20
2,343	Ready Capital Corp.	16
2,758	Redwood Trust, Inc.	20
1,423	Two Harbors Investment Corp.	16
		248
MULTI-UTILITIES—0.7%
267	Avista Corp.	10
334	Black Hills Corp.	20
269	Northwestern Energy Group, Inc.	14
		44
OFFICE REITS—0.5%
1,473	City Office REIT, Inc.	7
253	COPT Defense Properties	8
654	Douglas Emmett, Inc.	12
1,005	Franklin Street Properties Corp.	2
512	Hudson Pacific Properties, Inc.	2
255	Postal Realty Trust, Inc. Class A	4
		35
OIL, GAS & CONSUMABLE FUELS—8.0%
388	Amplify Energy Corp. *	3
415	California Resources Corp.	22
82	Centrus Energy Corp. Class A*	8
2,216	Comstock Resources, Inc.	26
177	CONSOL Energy, Inc.	20
1,935	Crescent Energy Co. Class A	24
877	CVR Energy, Inc.	14
450	Delek U.S. Holdings, Inc.	7
393	DHT Holdings, Inc.	4
223	Dorian LPG Ltd.	6
246	Evolution Petroleum Corp.	1
318	FLEX LNG Ltd. (Norway)	8
392	Golar LNG Ltd. (Cameroon)	14
593	Granite Ridge Resources, Inc.	3
128	Gulfport Energy Corp. *	18
695	HighPeak Energy, Inc.	9
293	International Seaways, Inc.	13
354	Kinetik Holdings, Inc.	17
2,372	Kosmos Energy Ltd. (Ghana)*	9
1,010	Magnolia Oil & Gas Corp. Class A	25
879	Murphy Oil Corp.	28
604	Northern Oil & Gas, Inc.	22
437	Par Pacific Holdings, Inc. *	7
1,921	PBF Energy, Inc. Class A	55
1,612	Peabody Energy Corp.	42
20	PrimeEnergy Resources Corp. *	3
81	REX American Resources Corp. *	4
132	Riley Exploration Permian, Inc.	3

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
2,099	Ring Energy, Inc. *	$3
254	Scorpio Tankers, Inc. (Monaco)	15
930	SFL Corp. Ltd. (Norway)	10
743	SM Energy Co.	31
705	Talos Energy, Inc. *	7
1,237	Teekay Corp. Ltd. (Bermuda)*	10
147	Teekay Tankers Ltd. Class A (Canada)	7
399	Vital Energy, Inc. *	11
144	Vitesse Energy, Inc.	4
3,169	W&T Offshore, Inc.	7
		520
PAPER & FOREST PRODUCTS—0.3%
54	Clearwater Paper Corp. *	1
222	Sylvamo Corp.	19
		20
PASSENGER AIRLINES—0.3%
123	Allegiant Travel Co.	8
107	SkyWest, Inc. *	10
284	Sun Country Airlines Holdings, Inc. *	4
		22
PERSONAL CARE PRODUCTS—0.7%
281	Edgewell Personal Care Co.	10
1,372	Herbalife Ltd. *	10
64	Interparfums, Inc.	8
314	Medifast, Inc. *	6
351	Nu Skin Enterprises, Inc. Class A	2
4,326	Olaplex Holdings, Inc. *	8
		44
PHARMACEUTICALS—0.7%
110	Collegium Pharmaceutical, Inc. *	4
169	Contineum Therapeutics, Inc. Class A*	3
214	Harmony Biosciences Holdings, Inc. *	7
688	Innoviva, Inc. *	13
168	Phibro Animal Health Corp. Class A	4
145	Prestige Consumer Healthcare, Inc. *	11
297	SIGA Technologies, Inc.	2
		44
PROFESSIONAL SERVICES—1.7%
160	Barrett Business Services, Inc.	6
22	CRA International, Inc.	4
269	ExlService Holdings, Inc. *	11
312	First Advantage Corp. *	6
212	Forrester Research, Inc. *	3
114	Heidrick & Struggles International, Inc.	4
68	HireQuest, Inc.	1
104	IBEX Holdings Ltd. *	2
90	Insperity, Inc.	7
72	Kforce, Inc.	4
212	Korn Ferry	15
171	Maximus, Inc.	15
336	Mistras Group, Inc. *	3
272	Resources Connection, Inc.	2
166	TriNet Group, Inc.	14
610	TTEC Holdings, Inc.	3
308	Verra Mobility Corp. *	8
		108

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
569	American Realty Investors, Inc. *	$8
646	Anywhere Real Estate, Inc. *	3
1,285	Cushman & Wakefield PLC *	17
261	Forestar Group, Inc. *	8
82	FRP Holdings, Inc. *	2
1,145	Kennedy-Wilson Holdings, Inc.	12
53	Marcus & Millichap, Inc.	2
1,373	Newmark Group, Inc. Class A	21
98	Tejon Ranch Co. *	2
277	Transcontinental Realty Investors, Inc. *	8
		83
RESIDENTIAL REITS—0.3%
180	BRT Apartments Corp.	3
54	Centerspace	4
1,355	Clipper Realty, Inc.	9
364	Independence Realty Trust, Inc.	7
		23
RETAIL REITS—0.6%
412	Curbline Properties Corp. *	9
225	Macerich Co.	4
162	NETSTREIT Corp.	3
206	SITE Centers Corp.	3
570	Urban Edge Properties	13
388	Whitestone REIT	5
		37
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
188	ACM Research, Inc. Class A*	3
197	Alpha & Omega Semiconductor Ltd. *	6
67	Axcelis Technologies, Inc. *	6
156	Diodes, Inc. *	9
620	Everspin Technologies, Inc. *	4
81	FormFactor, Inc. *	3
242	Kulicke & Soffa Industries, Inc. (Singapore)	11
50	NVE Corp.	4
361	Photronics, Inc. *	8
116	Ultra Clean Holdings, Inc. *	4
89	Veeco Instruments, Inc. *	3
		61
SOFTWARE—1.0%
220	A10 Networks, Inc.	3
224	ACI Worldwide, Inc. *	11
22	CommVault Systems, Inc. *	3
272	Consensus Cloud Solutions, Inc. *	6
613	eGain Corp. *	3
417	Logility Supply Chain Solutions, Inc. Class A	4
998	NCR Voyix Corp. *	13
109	Progress Software Corp.	7
144	Red Violet, Inc. *	4
236	ReposiTrak, Inc.	5
382	Rimini Street, Inc. *	1
85	Verint Systems, Inc. *	2
3,552	WM Technology, Inc. *	3
		65
SPECIALIZED REITS—0.6%
357	Farmland Partners, Inc.	4
233	Outfront Media, Inc.	4
252	PotlatchDeltic Corp.	10

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—Continued
4,058	Uniti Group, Inc.	$21
		39
SPECIALTY RETAIL—4.6%
77	Abercrombie & Fitch Co. Class A*	10
479	Academy Sports & Outdoors, Inc.	24
441	American Eagle Outfitters, Inc.	9
40	America’s Car-Mart, Inc. *	2
297	Arhaus, Inc.	3
918	Arko Corp.	6
133	Asbury Automotive Group, Inc. *	30
80	Boot Barn Holdings, Inc. *	10
270	Buckle, Inc.	11
91	Build-A-Bear Workshop, Inc.	3
251	Caleres, Inc.	8
707	Camping World Holdings, Inc. Class A	14
70	Citi Trends, Inc. *	1
662	Designer Brands, Inc. Class A	3
435	Destination XL Group, Inc. *	1
413	Foot Locker, Inc. *	10
93	Group 1 Automotive, Inc.	34
149	Haverty Furniture Cos., Inc.	3
55	J Jill, Inc.	1
2,527	Leslie’s, Inc. *	7
223	MarineMax, Inc. *	7
134	Monro, Inc.	4
208	OneWater Marine, Inc. Class A*	5
120	Revolve Group, Inc. *	3
979	Sally Beauty Holdings, Inc. *	13
91	Shoe Carnival, Inc.	3
246	Signet Jewelers Ltd.	23
244	Sleep Number Corp. *	3
238	Sonic Automotive, Inc. Class A	14
298	Tile Shop Holdings, Inc. *	2
357	Torrid Holdings, Inc. *	1
203	Urban Outfitters, Inc. *	7
840	Victoria’s Secret & Co. *	25
		300
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
515	CompoSecure, Inc. Class A	8
98	CPI Card Group, Inc. *	2
448	Diebold Nixdorf, Inc. *	21
907	Eastman Kodak Co. *	4
346	Immersion Corp.	3
		38
TEXTILES, APPAREL & LUXURY GOODS—0.8%
2,480	Hanesbrands, Inc. *	17
197	Kontoor Brands, Inc.	17
153	Movado Group, Inc.	3
69	Oxford Industries, Inc.	5
299	Steven Madden Ltd.	13
		55
TOBACCO—0.3%
195	Turning Point Brands, Inc.	9
166	Universal Corp.	9
		18
TRADING COMPANIES & DISTRIBUTORS—2.9%
83	Applied Industrial Technologies, Inc.	19

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
186	Beacon Roofing Supply, Inc. *	$17
111	BlueLinx Holdings, Inc. *	12
201	Boise Cascade Co.	27
508	Custom Truck One Source, Inc. *	2
267	DNOW, Inc. *	3
78	DXP Enterprises, Inc. *	4
128	GATX Corp.	18
127	Global Industrial Co.	3
163	GMS, Inc. *	15
208	H&E Equipment Services, Inc.	11
118	Herc Holdings, Inc.	25
400	Hudson Technologies, Inc. *	3
77	Karat Packaging, Inc.	2
300	Rush Enterprises, Inc. Class A	17
226	Titan Machinery, Inc. *	3
44	Willis Lease Finance Corp.	8
		189
WATER UTILITIES—0.3%
97	American States Water Co.	8

COMMON STOCKS—Continued
Shares		Value
WATER UTILITIES—Continued
174	Global Water Resources, Inc.	$2
152	Pure Cycle Corp. *	2
104	SJW Group	6
69	York Water Co.	2
		20
WIRELESS TELECOMMUNICATION SERVICES—0.2%
515	Gogo, Inc. *	3
272	Telephone & Data Systems, Inc.	8
		11
TOTAL COMMON STOCKS (Cost $6,423)		6,505
TOTAL INVESTMENTS—99.8% (Cost $6,423)		6,505
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		10
TOTAL NET ASSETS—100%		$6,515

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Quantix Commodities LP
Principal Amounts, Value and Cost in Thousands

Short-Term Investments—91.6%
Principal Amount		Value
U.S. TREASURY BILLS—91.6%
	U.S. Treasury Bills
$7,103	4.437%—01/28/2025†	$7,026
8,111	4.456%—01/28/2025†	8,023
40,587	4.457%—02/18/2025†	40,043
65,731	4.487%—01/23/2025†	65,060
5,053	4.493%—12/19/2024†	5,022
10,108	4.501%—01/16/2025†	10,013
90,076	4.726%—12/19/2024†	89,530
TOTAL SHORT-TERM INVESTMENTS (Cost $224,682)		224,717
TOTAL INVESTMENTS—91.6% (Cost $224,682)		224,717
CASH AND OTHER ASSETS, LESS LIABILITIES—8.4%		20,635
TOTAL NET ASSETS—100%		$245,352

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	11/27/2024	Monthly	$245,305	$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of October 31, 2024.

Commodity	Weight
Gold	31.5%
GasOil	13.8
Heating Oil	8.5
RBOB Gasoline	8.0
Brent Crude Oil	4.4
Corn	4.3
Sugar	3.9
Soybeans	3.4
Cotton	2.7
Aluminum	2.1
Soybean Oil	2.1
Cocoa	2.0
Copper	2.0
KC Wheat	2.0
Zinc	2.0
Nickel	1.9
Wheat	1.9
Coffee	1.8
Soymeal	1.7
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Income Research + Management
Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—13.3%
Principal Amount		Value
$250	Apidos CLO XXXV Ltd. Series 2021-35A Cl. A 5.929% (3 Month USD Term SOFR + 1.312%) 04/20/2034[1,2]	$251
125	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Cl. A 5.230%—12/20/2030[1]	126
250	CIFC Funding Ltd. Series 2024-3A Cl. A1 6.097% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	251
146	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	132
149	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	135
110	NextGear Floorplan Master Owner Trust Series 2024-2A Cl. A2 4.420%—09/17/2029[1]	109
250	Palmer Square CLO Ltd. Series 2020-3A Cl. A1R2 6.768% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	251
238	Planet Fitness Master Issuer LLC Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	219
100	Progress Residential Trust Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	92
	SBA Small Business Investment Cos.
127	Series 2023-10A Cl. 1 5.168%—03/10/2033	128
132	Series 2023-10B Cl. 1 5.688%—09/10/2033	134
		262
	SBA Tower Trust
100	1.631%—05/15/2051[1]	93
102	6.599%—11/15/2052[1]	104
		197
128	Servpro Master Issuer LLC Series 2019-1A Cl. A2 3.882%—10/25/2049[1]	124
115	Small Business Administration Participation Certificates Series 2024-25G Cl. 1 4.890%—07/01/2049	114
141	Subway Funding LLC Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	142
147	Taco Bell Funding LLC Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	130
148	Tricon Residential Trust Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	148
	U.S. Small Business Administration
127	Series 2017-20I Cl. 1 2.590%—09/01/2037	114
103	Series 2010-20G Cl. 1 3.800%—07/01/2030	99

Asset-Backed Securities—Continued
Principal Amount		Value
$120	Series 2024-25E Cl. 1 5.240%—05/01/2049	$122
129	Series 2024-25D Cl. 1 5.380%—04/01/2049	131
		466
156	United Airlines Pass-Through Trust Series 2019-2 Cl. AA 2.700%—11/01/2033	139
187	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	177
116	Wendy’s Funding LLC Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	113
Total Asset-Backed Securities (Cost $3,531)		3,578

Collateralized Mortgage Obligations—10.4%

	Benchmark Mortgage Trust
150	Series 2020-B22 Cl. ASB 1.731%—01/15/2054	135
169	Series 2021-B28 Cl. A5 2.224%—08/15/2054	141
		276
150	BMO Mortgage Trust Series 2024-5C4 Cl. A3 6.526%—05/15/2057[2]	158
	BX Commercial Mortgage Trust
131	Series 2024-XL5 Cl. A 6.196% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	132
97	Series 2024-XL4 Cl. A 6.246% (1 Month USD Term SOFR + 1.442%) 02/15/2039[1,2]	97
		229
125	BX Trust Series 2024-BIO Cl. A 6.446% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	125
125	Citigroup Commercial Mortgage Trust Series 2015-P1 Cl. A5 3.717%—09/15/2048	124
49	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,2]	49
154	GS Mortgage Securities Corp. Trust Series 2023-SHIP Cl. A 4.322%—09/10/2038[1,2]	152
111	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	110
	JP Morgan Mortgage Trust
206	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	189
135	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	135

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$131	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	$131
78	Series 2024-6 Cl. A6 6.000%—12/25/2054[1,2]	78
		533
141	JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Cl. A4 3.770%—12/15/2048	139
132	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 6.694% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	132
	Sequoia Mortgage Trust
112	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	112
131	Series 2024-6 Cl. A5 6.000%—07/27/2054[1,2]	131
130	Series 2024-7 Cl. A11 6.000%—08/25/2054[1,2]	130
		373
96	Towd Point Mortgage Trust Series 2018-3 Cl. A1 3.750%—05/25/2058[1,2]	93
	Wells Fargo Commercial Mortgage Trust
143	Series 2015-C28 Cl. A4 3.540%—05/15/2048	142
150	Series 2015-C29 Cl. A4 3.637%—06/15/2048	149
		291
Total Collateralized Mortgage Obligations (Cost $2,751)		2,784

Corporate Bonds & Notes—29.9%

AUTO COMPONENTS—0.3%
121	Aptiv PLC/Aptiv Corp. 4.150%—05/01/2052	90
AUTOMOBILES—1.1%
200	Ford Motor Credit Co. LLC 6.125%—03/08/2034	198
102	General Motors Financial Co., Inc. 5.750%—02/08/2031	104
		302
BANKS—2.0%
200	Barclays PLC 6.490%—09/13/2029[3]	210
200	ING Groep NV 6.114%—09/11/2034[3]	210
99	Truist Financial Corp. MTN 7.161%—10/30/2029[3]	106
		526
CAPITAL MARKETS—4.3%
124	Blackstone Holdings Finance Co. LLC 6.200%—04/22/2033[1]	133
28	Blue Owl Capital Corp. 2.875%—06/11/2028	25

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Blue Owl Credit Income Corp.
$39	4.700%—02/08/2027	$38
75	6.600%—09/15/2029[1]	76
		114
132	Brookfield Finance, Inc. 2.724%—04/15/2031	115
76	Golub Capital Private Credit Fund 5.800%—09/12/2029[1]	74
83	HPS Corporate Lending Fund 6.750%—01/30/2029[1]	85
140	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	133
60	Main Street Capital Corp. 6.950%—03/01/2029	61
45	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	42
62	Oaktree Strategic Credit Fund 8.400%—11/14/2028[1]	66
	Sixth Street Lending Partners
50	5.750%—01/15/2030[1]	49
86	6.500%—03/11/2029[1]	87
		136
200	UBS Group AG 2.746%—02/11/2033[1,3]	170
		1,154
COMMERCIAL SERVICES & SUPPLIES—0.6%
75	Brink’s Co. 6.750%—06/15/2032[1]	76
97	Triton Container International Ltd./TAL International Container Corp. 3.250%—03/15/2032	83
		159
DIVERSIFIED FINANCIAL SERVICES—3.8%
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	150
99	Air Lease Corp. 1.875%—08/15/2026	94
71	Aircastle Ltd. 5.950%—02/15/2029[1]	73
83	Aviation Capital Group LLC 4.125%—08/01/2025[1]	82
124	Cantor Fitzgerald LP 7.200%—12/12/2028[1]	130
250	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,3]	240
86	GGAM Finance Ltd. 8.000%—02/15/2027[1]	89
136	Jane Street Group/JSG Finance, Inc. 6.125%—11/01/2032[1]	136
38	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	37
		1,031
ELECTRIC UTILITIES—1.6%
74	Berkshire Hathaway Energy Co. 6.125%—04/01/2036	79
123	CMS Energy Corp. 3.750%—12/01/2050[3]	108

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
$58	Dominion Energy, Inc. 6.875%—02/01/2055[3]	$61
40	Exelon Corp. 4.450%—04/15/2046	34
79	National Rural Utilities Cooperative Finance Corp. 7.125%—09/15/2053[3]	83
65	New England Power Co. 5.936%—11/25/2052[1]	67
		432
ELECTRICAL EQUIPMENT—1.3%
200	Sensata Technologies, Inc. 6.625%—07/15/2032[1]	203
130	TD SYNNEX Corp. 6.100%—04/12/2034	134
		337
ENTERTAINMENT—0.5%
	Warnermedia Holdings, Inc.
68	4.279%—03/15/2032	59
99	5.141%—03/15/2052	75
		134
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.8%
96	Alexandria Real Estate Equities, Inc. 4.850%—04/15/2049	85
91	COPT Defense Properties LP 2.000%—01/15/2029	80
141	EPR Properties 4.500%—06/01/2027	138
67	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	62
81	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.000%—07/15/2031[1]	84
41	VICI Properties LP 5.750%—04/01/2034	42
		491
FINANCIAL SERVICES—1.0%
80	Charles Schwab Corp. 5.853%—05/19/2034[3]	83
65	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	67
113	Navient Corp. 4.875%—03/15/2028	108
		258
HEALTH CARE PROVIDERS & SERVICES—0.8%
123	CVS Pass-Through Trust 5.926%—01/10/2034[1]	124
88	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	84
		208
INDUSTRIAL CONGLOMERATES—0.7%
200	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	199

Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—1.1%
	Global Atlantic Fin Co.
$157	3.125%—06/15/2031[1]	$136
32	7.950%—06/15/2033[1]	36
		172
145	SBL Holdings, Inc. 5.000%—02/18/2031[1]	129
		301
IT SERVICES—0.3%
65	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	67
MEDIA—0.5%
138	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	138
OIL, GAS & CONSUMABLE FUELS—1.7%
102	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	106
68	Enbridge, Inc. 5.750%—07/15/2080[3]	66
41	Energy Transfer LP 7.850% (3 Month USD Term SOFR + 3.279%) 11/01/2066[2]	40
107	Occidental Petroleum Corp. 0.000%—10/10/2036[4]	60
103	Parkland Corp. 4.625%—05/01/2030[1]	95
80	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	80
		447
PASSENGER AIRLINES—0.1%
41	Delta Air Lines Pass-Through Trust 2.000%—12/10/2029	38
PHARMACEUTICALS—0.3%
83	Teva Pharmaceutical Finance Netherlands III BV 3.150%—10/01/2026	79
PROFESSIONAL SERVICES—0.3%
86	KBR, Inc. 4.750%—09/30/2028[1]	82
ROAD & RAIL—0.4%
71	Norfolk Southern Corp. 4.050%—08/15/2052	57
56	Ryder System, Inc. MTN 5.250%—06/01/2028	57
		114
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
123	Broadcom, Inc. 4.000%—04/15/2029[1]	119
200	Foundry JV Holdco LLC 6.150%—01/25/2032[1]	204
61	KLA Corp. 5.650%—11/01/2034	64
		387

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—1.0%
$134	Oracle Corp. 3.600%—04/01/2040	$107
172	VMware LLC 1.400%—08/15/2026	162
		269
SPECIALTY RETAIL—1.7%
	Group 1 Automotive, Inc.
62	4.000%—08/15/2028[1]	58
18	6.375%—01/15/2030[1]	18
		76
123	Lithia Motors, Inc. 3.875%—06/01/2029[1]	113
61	Macy’s Retail Holdings LLC 5.875%—03/15/2030[1]	59
102	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	104
95	Wayfair LLC 7.250%—10/31/2029[1]	97
		449
TRADING COMPANIES & DISTRIBUTORS—1.0%
200	Ferguson Finance PLC 4.650%—04/20/2032[1]	192
82	LKQ Corp. 5.750%—06/15/2028	84
		276
WIRELESS TELECOMMUNICATION SERVICES—0.3%
58	Rogers Communications, Inc. 7.500%—08/15/2038	68
Total Corporate Bonds & Notes (Cost $7,868)		8,036

Mortgage Pass-Through—25.0%

	Federal Home Loan Mortgage Corp.
914	2.500%—02/01/2035-04/01/2052	771
561	3.000%—12/01/2046-07/01/2051	491
393	3.500%—05/01/2033-05/01/2035	380
188	4.000%—06/01/2048	177
394	4.500%—05/01/2053	381
144	5.000%—04/01/2053	140
546	5.500%—10/01/2053-03/01/2054	549
		2,889
178	Federal Home Loan Mortgage Corp. REMICS Series 4733 Cl. EI 5.000%—07/15/2041	27
	Federal Home Loan Mortgage Corp. STRIPS
478	Series 414 Cl. C1 1.500%—03/25/2037	26
363	Series 400 Cl. C14 2.000%—07/25/2037	24
559	Series 414 Cl. C2 2.000%—04/25/2037	39
		89

Mortgage Pass-Through—Continued
Principal Amount		Value
	Federal National Mortgage Association
$1,425	2.500%—10/01/2035-04/01/2052	$1,222
191	3.000%—06/01/2051	168
522	3.500%—10/01/2047-04/01/2050	474
535	4.000%—08/01/2045-04/01/2050	503
311	4.500%—07/01/2048-11/01/2048	299
637	5.000%—07/01/2052-10/01/2052	628
141	5.500%—02/01/2054	141
		3,435
	Federal National Mortgage Association Interest STRIPS
548	Series 433 Cl. C3 2.000%—08/25/2037	38
272	Series 435 Cl. C4 3.000%—10/25/2037	21
		59
997	Federal National Mortgage Association REMICS Series 2021-67 Cl. AI 0.000%—10/25/2051[2,4]	31
203	Government National Mortgage Association 2.500%—09/20/2051	172
Total Mortgage Pass-Through (Cost $6,616)		6,702

Municipal Bonds—0.5%

(Cost $124)
124	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	126

U.S. Government Obligations—20.0%

	U.S. Treasury Bonds
1,829	4.250%—02/15/2054-08/15/2054	1,759
2,539	4.500%—02/15/2044	2,512
		4,271
	U.S. Treasury Notes
352	3.875%—08/15/2034	340
778	4.000%—07/31/2029-02/15/2034	766
		1,106
Total U.S. Government Obligations (Cost $5,290)		5,377
TOTAL INVESTMENTS—99.1% (Cost $26,180)		26,603
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		240
TOTAL NET ASSETS—100.0%		$26,843

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $8,585 or 32% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of October 31, 2024.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
4
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disruptive Innovation ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Value and Cost in Thousands

COMMON STOCKS—97.7%
Shares		Value
AEROSPACE & DEFENSE—0.4%
10	TransDigm Group, Inc.	$13
AUTOMOBILES—0.4%
57	Tesla, Inc. *	14
BANKS—0.7%
1,594	NU Holdings Ltd. Class A (Brazil)*	24
BIOTECHNOLOGY—3.8%
476	Ascendis Pharma AS ADR (Denmark)*,1	58
276	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	6
394	Legend Biotech Corp. ADR*,1	18
57,473	Magenta Therapeutics, Inc. - CVR *	— [x]
378	Moderna, Inc. *	21
859	Rocket Pharmaceuticals, Inc. *	14
137	Soleno Therapeutics, Inc. *	8
104	Vaxcyte, Inc. *	11
		136
BROADLINE RETAIL—6.7%
536	Amazon.com, Inc. *	100
534	Global-e Online Ltd. (Israel)*	21
58	MercadoLibre, Inc. (Brazil)*	118
		239
CHEMICALS—2.7%
213	Linde PLC	97
ELECTRICAL EQUIPMENT—0.9%
78	GE Vernova, Inc. *	23
25	Hubbell, Inc.	11
		34
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
1,132	Cognex Corp.	46
ENTERTAINMENT—2.5%
52	Netflix, Inc. *	39
336	Roku, Inc. *	22
305	Sea Ltd. ADR (Singapore)*,1	29
		90
FINANCIAL SERVICES—7.0%
43	Adyen NV (Netherlands)*,2	66
296	Block, Inc. *	21
532	Fiserv, Inc. *	105
1,920	Toast, Inc. Class A*	58
		250
GROUND TRANSPORTATION—0.4%
32	Saia, Inc. *	16
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
163	Dexcom, Inc. *	11
85	Insulet Corp. *	20
		31
HOTELS, RESTAURANTS & LEISURE—4.7%
961	Chipotle Mexican Grill, Inc. *	54
620	DoorDash, Inc. Class A*	97
460	DraftKings, Inc. Class A*	16
		167

COMMON STOCKS—Continued
Shares		Value
INSURANCE—2.8%
418	Progressive Corp.	$101
INTERACTIVE MEDIA & SERVICES—7.7%
427	Alphabet, Inc. Class A	73
727	Alphabet, Inc. Class C	126
133	Meta Platforms, Inc. Class A	75
		274
IT SERVICES—5.7%
487	Cloudflare, Inc. Class A*	43
81	MongoDB, Inc. *	22
262	Okta, Inc. *	19
1,368	Shopify, Inc. Class A (Canada)*	107
126	Snowflake, Inc. Class A*	14
		205
LIFE SCIENCES TOOLS & SERVICES—4.0%
386	Danaher Corp.	95
88	ICON PLC *	20
93	Medpace Holdings, Inc. *	29
		144
MACHINERY—0.8%
245	Chart Industries, Inc. *	30
PHARMACEUTICALS—0.6%
26	Eli Lilly & Co.	22
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—16.7%
373	Advanced Micro Devices, Inc. *	54
125	Applied Materials, Inc.	23
131	ASML Holding NV (Netherlands)	88
1,233	Lam Research Corp.	92
485	Lattice Semiconductor Corp. *	25
232	MACOM Technology Solutions Holdings, Inc. *	26
1,130	NVIDIA Corp.	150
270	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	51
426	Texas Instruments, Inc.	86
		595
SOFTWARE—23.3%
341	Atlassian Corp. Class A*	64
394	Cadence Design Systems, Inc. *	109
69	Check Point Software Technologies Ltd. (Israel)*	12
50	Crowdstrike Holdings, Inc. Class A*	15
402	Datadog, Inc. Class A*	50
436	Dynatrace, Inc. *	23
61	HubSpot, Inc. *	34
172	Microsoft Corp.	70
113	Monday.com Ltd. *	33
166	Oracle Corp.	28
77	Palo Alto Networks, Inc. *	28
637	Procore Technologies, Inc. *	42
104	Salesforce, Inc.	30
1,617	Samsara, Inc. Class A*	77
139	SAP SE ADR (Germany)[1]	33
1,172	SentinelOne, Inc. Class A*	30
137	ServiceNow, Inc. *	128
145	Zscaler, Inc. *	26
		832

⬤

Harbor Disruptive Innovation ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—3.7%
215	FTAI Aviation Ltd.	$29
126	United Rentals, Inc.	102
		131
TOTAL COMMON STOCKS (Cost $3,375)		3,491
TOTAL INVESTMENTS—97.7% (Cost $3,375)		3,491
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		82
TOTAL NET ASSETS—100%		$3,573

FAIR VALUE MEASUREMENTS
As of October 31, 2024, the investment in Magenta Therapeutics, Inc - CVR (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 10/31/2024 (000s)	Unrealized Gain/(Loss) as of 10/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 10/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Magenta Therapeutics, Inc. - CVR	$—	Market Approach	Estimated Recovery Value	$ 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $66 or 2% of net assets.
CVR
Contingent Value Right
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—98.3%
Shares		Value
BANKS—3.8%
155,792	Bank of America Corp.	$6,515
20,502	M&T Bank Corp.	3,992
		10,507
BEVERAGES—2.5%
108,511	Coca-Cola Co.	7,087
BIOTECHNOLOGY—2.3%
31,692	AbbVie, Inc.	6,461
CAPITAL MARKETS—5.4%
11,743	Ameriprise Financial, Inc.	5,993
33,322	ARES Management Corp. Class A	5,587
158,370	Blue Owl Capital, Inc.	3,541
		15,121
CHEMICALS—1.9%
42,814	Celanese Corp.	5,393
COMMERCIAL SERVICES & SUPPLIES—3.5%
34,404	Cintas Corp.	7,081
57,836	Rollins, Inc.	2,726
		9,807
CONSTRUCTION MATERIALS—1.3%
13,245	Vulcan Materials Co.	3,628
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
23,775	Target Corp.	3,567
ELECTRIC UTILITIES—2.1%
74,727	NextEra Energy, Inc.	5,922
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
28,103	CDW Corp.	5,290
FINANCIAL SERVICES—2.6%
39,951	Fidelity National Information Services, Inc.	3,585
34,640	Global Payments, Inc.	3,592
		7,177
GROUND TRANSPORTATION—2.3%
110,144	CSX Corp.	3,705
11,622	Union Pacific Corp.	2,697
		6,402
HEALTH CARE PROVIDERS & SERVICES—1.5%
7,494	UnitedHealth Group, Inc.	4,230
HOTELS, RESTAURANTS & LEISURE—1.6%
24,097	Texas Roadhouse, Inc.	4,605
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.6%
34,732	Vistra Corp.	4,340
INDUSTRIAL REITS—1.5%
112,055	STAG Industrial, Inc.	4,177
INSURANCE—9.0%
90,937	American International Group, Inc.	6,900

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
37,089	Arthur J Gallagher & Co.	$10,430
27,549	Primerica, Inc.	7,626
		24,956
INTERACTIVE MEDIA & SERVICES—2.6%
12,576	Meta Platforms, Inc. Class A	7,138
IT SERVICES—2.0%
26,959	International Business Machines Corp.	5,573
MACHINERY—4.6%
13,214	Cummins, Inc.	4,347
102,165	Mueller Industries, Inc.	8,375
		12,722
MEDIA—2.0%
112,871	John Wiley & Sons, Inc. Class A	5,565
OIL, GAS & CONSUMABLE FUELS—2.0%
105,471	Williams Cos., Inc.	5,524
PHARMACEUTICALS—8.3%
7,117	Eli Lilly & Co.	5,905
61,469	Merck & Co., Inc.	6,290
222,081	Pfizer, Inc.	6,285
86,488	Sanofi SA ADR[1]	4,573
		23,053
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.5%
90,892	Broadcom, Inc.	15,431
78,733	Microchip Technology, Inc.	5,777
22,555	NXP Semiconductors NV (China)	5,289
		26,497
SOFTWARE—7.1%
48,344	Microsoft Corp.	19,645
SPECIALTY RETAIL—4.5%
18,640	Dick’s Sporting Goods, Inc.	3,649
39,402	TJX Cos., Inc.	4,453
16,564	Tractor Supply Co.	4,398
		12,500
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.8%
71,422	Apple, Inc.	16,135
TEXTILES, APPAREL & LUXURY GOODS—1.6%
96,263	Tapestry, Inc.	4,568
TRADING COMPANIES & DISTRIBUTORS—2.2%
12,753	Watsco, Inc.	6,032
TOTAL COMMON STOCKS (Cost $214,516)		273,622
TOTAL INVESTMENTS—98.3% (Cost $214,516)		273,622
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		4,650
TOTAL NET ASSETS—100%		$278,272

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Energy Transition Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Quantix Commodities LP
Principal Amounts, Value and Cost in Thousands

Short-Term Investments—72.7%
Principal Amount		Value
U.S. TREASURY BILLS—72.7%
$8,504	U.S. Treasury Bills 4.946%—11/29/2024†	$8,474
TOTAL INVESTMENTS—72.7% (Cost $8,471)		8,474
CASH AND OTHER ASSETS, LESS LIABILITIES—27.3%		3,188
TOTAL NET ASSETS—100%		$11,662

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Copper Futures	11	03/25	$1,206	$49
ECX Emissions Futures	24	12/24	1,686	(197)
LME Aluminum Futures	46	01/25	3,006	255
LME Lead Futures	9	01/25	454	(10)
LME Nickel Futures	14	01/25	1,316	(69)
LME Zinc Futures	13	01/25	985	75
Natural Gas Futures	34	12/24	1,009	(196)
Platinum Futures	11	01/25	550	15
Silver Futures	6	03/25	997	121
Soybean Oil Futures	29	01/25	784	112
TTF Natural Gas Futures	60	12/24	1,987	(148)
Total Long Futures Contracts				$7

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Aluminum Futures	20	01/25	$1,307	$(54)
LME Lead Futures	9	01/25	454	13
LME Nickel Futures	7	01/25	658	45
LME Zinc Futures	3	01/25	227	(12)
Total Short Futures Contracts				$(8)
Total Futures Contracts				$(1)

⬤

Harbor Energy Transition Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of October 31, 2024, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

†
Coupon represents yield to maturity
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
BIOTECHNOLOGY—45.2%
5,418	AbbVie, Inc.	$1,105
504	Argenx SE ADR (Netherlands)*,1	295
22,722	Ascendis Pharma AS ADR (Denmark)*,1	2,791
18,739	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	439
2,461	Cytokinetics, Inc. *	125
29,624	Legend Biotech Corp. ADR*,1	1,334
2,408	Merus NV (Netherlands)*	120
3,357	MoonLake Immunotherapeutics *	156
17,476	Rocket Pharmaceuticals, Inc. *	291
1,872	Soleno Therapeutics, Inc. *	103
6,308	Vaxcyte, Inc. *	671
616	Vertex Pharmaceuticals, Inc. *	293
770	Viking Therapeutics, Inc. *	56
		7,779
HEALTH CARE EQUIPMENT & SUPPLIES—24.0%
2,318	Boston Scientific Corp. *	195
2,502	Cooper Cos., Inc. *	262
7,623	Dexcom, Inc. *	537
2,999	GE HealthCare Technologies, Inc.	262
1,413	Glaukos Corp. *	187
4,631	Haemonetics Corp. *	330
2,281	Insulet Corp. *	528
2,178	iRhythm Technologies, Inc. *	158
6,674	Lantheus Holdings, Inc. *	733
5,925	Masimo Corp. *	853
1,094	PROCEPT BioRobotics Corp. *	98
		4,143

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—10.7%
7,281	CVS Health Corp.	$411
26,916	Option Care Health, Inc. *	620
1,450	UnitedHealth Group, Inc.	819
		1,850
INSURANCE—0.8%
7,785	Oscar Health, Inc. Class A*	131
LIFE SCIENCES TOOLS & SERVICES—5.6%
867	Bio-Rad Laboratories, Inc. Class A*	311
1,956	ICON PLC *	434
1,544	Illumina, Inc. *	223
		968
PHARMACEUTICALS—12.5%
1,021	Eli Lilly & Co.	847
12,566	Innoviva, Inc. *	246
2,892	Intra-Cellular Therapies, Inc. *	245
28,740	Pfizer, Inc.	813
		2,151
TOTAL COMMON STOCKS (Cost $15,717)		17,022
TOTAL INVESTMENTS—98.8% (Cost $15,717)		17,022
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		207
TOTAL NET ASSETS—100%		$17,229

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AEROSPACE & DEFENSE—2.6%
749	L3Harris Technologies, Inc.	$185
301	Lockheed Martin Corp.	165
		350
BANKS—6.0%
1,596	Cullen/Frost Bankers, Inc.	203
2,166	East West Bancorp, Inc.	211
1,934	Pinnacle Financial Partners, Inc.	204
1,947	SouthState Corp.	190
		808
BIOTECHNOLOGY—1.2%
1,279	Sarepta Therapeutics, Inc. *	161
BROADLINE RETAIL—1.3%
3,277	Etsy, Inc. *	169
BUILDING PRODUCTS—1.3%
1,292	Allegion PLC	180
CAPITAL MARKETS—8.1%
832	Cboe Global Markets, Inc.	178
815	CME Group, Inc.	184
717	Evercore, Inc. Class A	189
420	FactSet Research Systems, Inc.	191
305	MSCI, Inc.	174
2,443	Nasdaq, Inc.	180
		1,096
COMMUNICATIONS EQUIPMENT—2.8%
3,390	Ciena Corp. *	215
4,364	Juniper Networks, Inc.	170
		385
CONSUMER FINANCE—1.5%
3,655	Synchrony Financial	202
ELECTRIC UTILITIES—2.6%
4,563	Exelon Corp.	179
1,940	Southern Co.	177
		356
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
3,184	Trimble, Inc. *	193
ENERGY EQUIPMENT & SERVICES—1.1%
33,442	Transocean Ltd. *	145
FINANCIAL SERVICES—1.4%
369	Mastercard, Inc. Class A	184
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
2,031	GE HealthCare Technologies, Inc.	177
HEALTH CARE REITS—1.3%
7,757	Healthpeak Properties, Inc.	174
HOTELS, RESTAURANTS & LEISURE—1.6%
47	Booking Holdings, Inc.	220
HOUSEHOLD DURABLES—1.3%
1,388	PulteGroup, Inc.	180

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—1.2%
1,658	Colgate-Palmolive Co.	$155
INDUSTRIAL REITS—1.1%
1,370	Prologis, Inc.	155
INSURANCE—4.0%
1,682	Arch Capital Group Ltd. *	166
1,146	RLI Corp.	179
791	Travelers Cos., Inc.	194
		539
INTERACTIVE MEDIA & SERVICES—1.3%
1,066	Alphabet, Inc. Class A	182
IT SERVICES—1.4%
695	MongoDB, Inc. *	188
MACHINERY—4.1%
581	Cummins, Inc.	191
482	Deere & Co.	195
2,106	Graco, Inc.	172
		558
MEDIA—1.1%
453	Cable One, Inc.	155
METALS & MINING—2.7%
3,180	Commercial Metals Co.	171
1,470	Steel Dynamics, Inc.	192
		363
MULTI-UTILITIES—1.3%
2,081	Ameren Corp.	181
OIL, GAS & CONSUMABLE FUELS—2.4%
1,548	ConocoPhillips	169
2,971	Occidental Petroleum Corp.	149
		318
PASSENGER AIRLINES—1.9%
4,367	Delta Air Lines, Inc.	250
PHARMACEUTICALS—1.1%
1,493	Merck & Co., Inc.	153
PROFESSIONAL SERVICES—2.9%
3,128	Dayforce, Inc. *	222
1,931	Maximus, Inc.	167
		389
RESIDENTIAL REITS—1.2%
1,412	Camden Property Trust	164
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.7%
1,208	Advanced Micro Devices, Inc. *	174
8,484	Intel Corp.	183
1,442	NVIDIA Corp.	191
1,727	Silicon Laboratories, Inc. *	179
1,355	Teradyne, Inc.	144
866	Texas Instruments, Inc.	176
		1,047

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—20.1%
314	Adobe, Inc. *	$150
688	Autodesk, Inc. *	195
623	Cadence Design Systems, Inc. *	172
2,435	Dolby Laboratories, Inc. Class A	178
9,236	DoubleVerify Holdings, Inc. *	158
7,549	Dropbox, Inc. Class A*	195
1,159	Guidewire Software, Inc. *	216
266	Intuit, Inc.	162
406	Microsoft Corp.	165
3,038	Procore Technologies, Inc. *	200
4,235	Samsara, Inc. Class A*	202
7,488	SentinelOne, Inc. Class A*	193
207	ServiceNow, Inc. *	193
3,558	Smartsheet, Inc. Class A*	201
880	SPS Commerce, Inc. *	145
		2,725
SPECIALIZED REITS—3.8%
1,016	Extra Space Storage, Inc.	166
1,428	Lamar Advertising Co. Class A	189

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—Continued
3,901	National Storage Affiliates Trust	$164
		519
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.3%
764	Apple, Inc.	173
2,825	Pure Storage, Inc. Class A*	141
		314
TEXTILES, APPAREL & LUXURY GOODS—1.5%
702	Lululemon Athletica, Inc. *	209
TOTAL COMMON STOCKS (Cost $11,844)		13,544
TOTAL INVESTMENTS—99.9% (Cost $11,844)		13,544
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		8
TOTAL NET ASSETS—100%		$13,552

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Value and Cost in Thousands

COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—2.7%
21,344	General Electric Co.	$3,667
4,087	L3Harris Technologies, Inc.	1,012
5,674	Lockheed Martin Corp.	3,098
3,313	Northrop Grumman Corp.	1,686
		9,463
AUTOMOBILES—0.1%
50,920	Ford Motor Co.	524
BANKS—5.4%
146,114	Bank of America Corp.	6,110
59,001	JPMorgan Chase & Co.	13,094
		19,204
BEVERAGES—2.1%
54,291	Coca-Cola Co.	3,546
2,199	Constellation Brands, Inc. Class A	511
19,260	PepsiCo, Inc.	3,198
		7,255
BIOTECHNOLOGY—2.0%
2,605	Alnylam Pharmaceuticals, Inc. *	695
11,511	Amgen, Inc.	3,685
3,785	BioMarin Pharmaceutical, Inc. *	249
26,636	Gilead Sciences, Inc.	2,366
		6,995
BROADLINE RETAIL—5.9%
89,852	Amazon.com, Inc. *	16,748
17,167	eBay, Inc.	987
1,444	MercadoLibre, Inc. (Brazil)*	2,942
		20,677
BUILDING PRODUCTS—0.3%
3,770	Builders FirstSource, Inc. *	646
667	Lennox International, Inc.	402
		1,048
CAPITAL MARKETS—4.0%
2,697	ARES Management Corp. Class A	452
3,000	Blackrock, Inc.	2,943
14,031	Blackstone, Inc.	2,354
2,147	Cboe Global Markets, Inc.	459
7,046	CME Group, Inc.	1,588
455	FactSet Research Systems, Inc.	207
11,975	KKR & Co., Inc.	1,655
27,509	Morgan Stanley	3,198
940	MSCI, Inc.	537
7,281	Nasdaq, Inc.	538
		13,931
CHEMICALS—1.0%
19,936	Corteva, Inc.	1,214
23,591	Dow, Inc.	1,165
12,793	DuPont de Nemours, Inc.	1,062
		3,441
COMMUNICATIONS EQUIPMENT—1.0%
2,669	Arista Networks, Inc. *	1,031
47,157	Cisco Systems, Inc.	2,583
		3,614

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—0.2%
2,859	Quanta Services, Inc.	$862
CONSUMER FINANCE—1.0%
11,557	American Express Co.	3,121
8,439	Synchrony Financial	466
		3,587
ELECTRIC UTILITIES—1.8%
19,146	Duke Energy Corp.	2,207
9,413	Edison International	776
24,006	Exelon Corp.	943
26,432	Southern Co.	2,406
		6,332
ELECTRICAL EQUIPMENT—0.5%
5,335	GE Vernova, Inc. *	1,610
1,204	Rockwell Automation, Inc.	321
		1,931
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
2,500	Trimble, Inc. *	151
562	Zebra Technologies Corp. Class A*	215
		366
ENERGY EQUIPMENT & SERVICES—0.6%
21,817	Baker Hughes Co.	831
31,682	Schlumberger NV	1,269
		2,100
ENTERTAINMENT—1.3%
4,898	Netflix, Inc. *	3,703
4,737	ROBLOX Corp. Class A*	245
1,374	Spotify Technology SA *	529
		4,477
FINANCIAL SERVICES—2.5%
17,677	Mastercard, Inc. Class A	8,831
FOOD PRODUCTS—0.6%
3,193	Bunge Global SA	268
8,456	General Mills, Inc.	575
19,909	Mondelez International, Inc. Class A	1,364
		2,207
HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
5,787	Becton Dickinson & Co.	1,352
46,212	Boston Scientific Corp. *	3,883
10,943	Edwards Lifesciences Corp. *	733
6,413	GE HealthCare Technologies, Inc.	560
6,885	Intuitive Surgical, Inc. *	3,469
3,051	ResMed, Inc.	740
		10,737
HEALTH CARE PROVIDERS & SERVICES—0.1%
1,028	Molina Healthcare, Inc. *	330
HEALTH CARE REITS—0.1%
11,884	Healthpeak Properties, Inc.	267
HOTELS, RESTAURANTS & LEISURE—3.4%
13,457	Airbnb, Inc. Class A*	1,814
1,099	Booking Holdings, Inc.	5,139

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
5,160	Expedia Group, Inc. *	$806
8,506	Hilton Worldwide Holdings, Inc.	1,998
8,764	Marriott International, Inc. Class A	2,279
		12,036
HOUSEHOLD DURABLES—0.1%
3,052	PulteGroup, Inc.	395
HOUSEHOLD PRODUCTS—2.0%
11,601	Colgate-Palmolive Co.	1,087
4,781	Kimberly-Clark Corp.	642
33,068	Procter & Gamble Co.	5,462
		7,191
INDUSTRIAL CONGLOMERATES—0.9%
15,077	Honeywell International, Inc.	3,101
INDUSTRIAL REITS—0.6%
17,756	Prologis, Inc.	2,005
INSURANCE—1.1%
7,121	Arch Capital Group Ltd. *	702
4,584	Brown & Brown, Inc.	480
3,171	Cincinnati Financial Corp.	447
5,951	Hartford Financial Services Group, Inc.	657
5,005	Principal Financial Group, Inc.	412
4,610	Travelers Cos., Inc.	1,134
		3,832
INTERACTIVE MEDIA & SERVICES—9.4%
66,131	Alphabet, Inc. Class A	11,316
57,660	Alphabet, Inc. Class C	9,957
21,048	Meta Platforms, Inc. Class A	11,947
		33,220
IT SERVICES—0.8%
652	EPAM Systems, Inc. *	123
901	Gartner, Inc. *	453
10,529	International Business Machines Corp.	2,176
650	MongoDB, Inc. *	176
		2,928
LIFE SCIENCES TOOLS & SERVICES—0.2%
5,787	Agilent Technologies, Inc.	754
MACHINERY—2.1%
10,657	Caterpillar, Inc.	4,009
2,840	Cummins, Inc.	934
6,018	Deere & Co.	2,436
		7,379
MEDIA—0.2%
4,710	Trade Desk, Inc. Class A*	566
METALS & MINING—0.8%
50,806	Freeport-McMoRan, Inc.	2,287
5,219	Steel Dynamics, Inc.	681
		2,968
MULTI-UTILITIES—0.6%
6,284	Ameren Corp.	547
8,557	Consolidated Edison, Inc.	870

COMMON STOCKS—Continued
Shares		Value
MULTI-UTILITIES—Continued
4,860	DTE Energy Co.	$604
		2,021
OIL, GAS & CONSUMABLE FUELS—2.8%
46,595	Chevron Corp.	6,934
19,264	Occidental Petroleum Corp.	965
35,046	Williams Cos., Inc.	1,836
		9,735
PASSENGER AIRLINES—0.3%
13,406	Delta Air Lines, Inc.	767
11,471	Southwest Airlines Co.	351
		1,118
PHARMACEUTICALS—7.0%
14,380	Eli Lilly & Co.	11,932
49,018	Johnson & Johnson	7,836
112,525	Pfizer, Inc.	3,184
9,404	Zoetis, Inc.	1,681
		24,633
PROFESSIONAL SERVICES—0.7%
1,357	Amentum Holdings, Inc. *	40
4,693	Automatic Data Processing, Inc.	1,358
2,724	Booz Allen Hamilton Holding Corp.	495
1,409	Broadridge Financial Solutions, Inc.	297
1,357	Jacobs Solutions, Inc.	191
		2,381
RESIDENTIAL REITS—0.2%
2,096	Camden Property Trust	243
1,298	Essex Property Trust, Inc.	368
		611
RETAIL REITS—0.3%
6,234	Simon Property Group, Inc.	1,054
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.4%
17,396	Advanced Micro Devices, Inc. *	2,506
16,143	Applied Materials, Inc.	2,931
47,135	Intel Corp.	1,014
1,445	KLA Corp.	963
9,750	Marvell Technology, Inc.	781
207,891	NVIDIA Corp.	27,600
12,446	QUALCOMM, Inc.	2,026
1,704	Teradyne, Inc.	181
10,627	Texas Instruments, Inc.	2,159
		40,161
SOFTWARE—9.0%
5,387	Adobe, Inc. *	2,575
994	ANSYS, Inc. *	318
2,032	Atlassian Corp. Class A*	383
2,397	Autodesk, Inc. *	680
2,313	Bentley Systems, Inc. Class B	112
3,001	Cadence Design Systems, Inc. *	829
2,207	Crowdstrike Holdings, Inc. Class A*	655
264	Fair Isaac Corp. *	526
7,136	Fortinet, Inc. *	561
531	HubSpot, Inc. *	295
3,032	Intuit, Inc.	1,850
37,517	Microsoft Corp.	15,245

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
3,207	Palo Alto Networks, Inc. *	$1,156
10,600	Salesforce, Inc.	3,089
2,279	ServiceNow, Inc. *	2,126
1,662	Synopsys, Inc. *	854
2,283	Workday, Inc. Class A*	534
		31,788
SPECIALIZED REITS—0.8%
1,845	Equinix, Inc.	1,675
4,291	Extra Space Storage, Inc.	701
2,275	SBA Communications Corp.	522
		2,898
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.6%
83,426	Apple, Inc.	18,847
14,979	Hewlett Packard Enterprise Co.	292
11,468	HP, Inc.	407
2,442	NetApp, Inc.	282
		19,828
TEXTILES, APPAREL & LUXURY GOODS—0.7%
3,609	Lululemon Athletica, Inc. *	1,075
16,191	NIKE, Inc. Class B	1,249
		2,324

COMMON STOCKS—Continued
Shares		Value
TOBACCO—0.4%
24,643	Altria Group, Inc.	$1,342
TRADING COMPANIES & DISTRIBUTORS—0.7%
1,345	United Rentals, Inc.	1,093
1,268	WW Grainger, Inc.	1,407
		2,500
TOTAL COMMON STOCKS (Cost $254,765)		346,948

EXCHANGE-TRADED FUNDS—1.6%

(Cost $3,436)
CAPITAL MARKETS—1.6%
59,899	Communication Services Select Sector SPDR Fund	5,513
TOTAL INVESTMENTS—100.0% (Cost $258,201)		352,461
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		97
TOTAL NET ASSETS—100%		$352,558

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—1.8%
12,375	Moog, Inc. Class A	$2,334
AUTOMOBILES—0.4%
9,070	Winnebago Industries, Inc.	508
BANKS—6.2%
10,360	Banner Corp.	663
7,678	Byline Bancorp, Inc.	207
11,189	Enterprise Financial Services Corp.	590
38,070	First Hawaiian, Inc.	942
18,202	First Merchants Corp.	674
13,871	Hilltop Holdings, Inc.	425
4,604	HomeStreet, Inc.	42
10,823	Live Oak Bancshares, Inc.	430
17,916	OceanFirst Financial Corp.	326
8,938	Origin Bancorp, Inc.	281
7,533	Pathward Financial, Inc.	533
19,462	Towne Bank	633
17,454	Trustmark Corp.	606
16,649	Veritex Holdings, Inc.	449
23,603	WaFd, Inc.	802
17,376	WesBanco, Inc.	546
		8,149
BIOTECHNOLOGY—12.1%
39,304	Agios Pharmaceuticals, Inc. *	1,746
27,950	Arcellx, Inc. *	2,355
21,489	Cullinan Therapeutics, Inc. *	334
79,659	Intellia Therapeutics, Inc. *	1,133
168,071	Ironwood Pharmaceuticals, Inc. *	664
47,550	Kura Oncology, Inc. *	795
40,436	Kymera Therapeutics, Inc. *	1,867
21,640	Nuvalent, Inc. Class A*	1,915
54,217	PTC Therapeutics, Inc. *	2,164
36,275	REGENXBIO, Inc. *	312
41,540	Rhythm Pharmaceuticals, Inc. *	1,983
45,896	Sage Therapeutics, Inc. *	279
53,822	Verve Therapeutics, Inc. *	308
		15,855
BUILDING PRODUCTS—3.3%
20,041	Armstrong World Industries, Inc.	2,797
78,761	Resideo Technologies, Inc. *	1,549
		4,346
CAPITAL MARKETS—5.4%
9,958	Hamilton Lane, Inc. Class A	1,789
20,928	Moelis & Co. Class A	1,390
4,976	Piper Sandler Cos.	1,411
14,953	StepStone Group, Inc. Class A	899
24,158	TPG, Inc.	1,635
		7,124
CHEMICALS—3.8%
26,095	Cabot Corp.	2,814
10,140	Koppers Holdings, Inc.	345
13,109	Sensient Technologies Corp.	989
63,943	Tronox Holdings PLC	775
		4,923
COMMERCIAL SERVICES & SUPPLIES—0.9%
9,447	Cimpress PLC (Ireland)*	652

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
40,883	Steelcase, Inc. Class A	$492
		1,144
COMMUNICATIONS EQUIPMENT—1.3%
19,017	ADTRAN Holdings, Inc. *	115
11,382	Calix, Inc. *	403
22,654	Extreme Networks, Inc. *	338
41,948	Infinera Corp. *	282
21,528	Viasat, Inc. *	207
41,207	Viavi Solutions, Inc. *	380
		1,725
CONSTRUCTION & ENGINEERING—1.3%
18,429	Granite Construction, Inc.	1,549
2,751	Limbach Holdings, Inc. *	209
		1,758
CONSUMER FINANCE—1.4%
14,199	Bread Financial Holdings, Inc.	708
5,116	Nelnet, Inc. Class A	577
10,482	Upstart Holdings, Inc. *	510
		1,795
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.1%
12,447	PriceSmart, Inc.	1,034
16,407	SpartanNash Co.	345
		1,379
DIVERSIFIED CONSUMER SERVICES—2.5%
72,218	Chegg, Inc. *	116
26,583	Coursera, Inc. *	185
13,460	Grand Canyon Education, Inc. *	1,845
59,200	Laureate Education, Inc.	1,017
20,548	Udemy, Inc. *	161
		3,324
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
492,523	Globalstar, Inc. *	517
11,457	IDT Corp. Class B	538
		1,055
ELECTRICAL EQUIPMENT—0.9%
4,608	Powell Industries, Inc.	1,175
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
21,249	Arlo Technologies, Inc. *	216
40,488	Avnet, Inc.	2,195
5,944	PAR Technology Corp. *	350
11,670	ScanSource, Inc. *	495
		3,256
ENERGY EQUIPMENT & SERVICES—1.5%
30,866	Atlas Energy Solutions, Inc.	604
81,307	Liberty Energy, Inc.	1,388
		1,992
ENTERTAINMENT—0.1%
23,623	Eventbrite, Inc. Class A*	76
FINANCIAL SERVICES—2.6%
31,311	Flywire Corp. *	545

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
5,075	Merchants Bancorp	$188
7,584	NewtekOne, Inc.	99
45,026	Radian Group, Inc.	1,572
9,277	Walker & Dunlop, Inc.	1,015
		3,419
FOOD PRODUCTS—0.3%
27,523	Dole PLC	444
GAS UTILITIES—2.4%
23,600	ONE Gas, Inc.	1,682
23,669	Spire, Inc.	1,511
		3,193
HEALTH CARE PROVIDERS & SERVICES—3.0%
20,504	AMN Healthcare Services, Inc. *	778
15,748	Castle Biosciences, Inc. *	546
47,741	Pediatrix Medical Group, Inc. *	588
28,108	Privia Health Group, Inc. *	516
53,790	Surgery Partners, Inc. *	1,549
		3,977
HEALTH CARE TECHNOLOGY—0.5%
20,263	Certara, Inc. *	207
11,830	Health Catalyst, Inc. *	92
4,618	HealthStream, Inc.	135
2,405	Multiplan Corp. *	21
13,136	Schrodinger, Inc. *	231
		686
HOTEL & RESORT REITS—1.7%
154,313	Apple Hospitality REIT, Inc.	2,279
HOTELS, RESTAURANTS & LEISURE—4.7%
20,830	Brinker International, Inc. *	2,139
23,249	Cheesecake Factory, Inc.	1,075
27,128	Dutch Bros, Inc. Class A*	898
14,234	First Watch Restaurant Group, Inc. *	242
16,583	PlayAGS, Inc. *	193
33,855	Travel & Leisure Co.	1,619
		6,166
HOUSEHOLD DURABLES—3.2%
10,154	Beazer Homes USA, Inc. *	313
9,151	Century Communities, Inc.	811
45,230	GoPro, Inc. Class A*	61
12,147	iRobot Corp. *	106
22,607	KB Home	1,775
6,804	LGI Homes, Inc. *	691
39,354	Sonos, Inc. *	493
		4,250
HOUSEHOLD PRODUCTS—0.3%
14,723	Central Garden & Pet Co. Class A*	429
INSURANCE—1.7%
20,667	Brighthouse Financial, Inc. *	977
7,299	Mercury General Corp.	494
6,794	Palomar Holdings, Inc. *	610
13,839	ProAssurance Corp. *	206
		2,287

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—1.3%
9,935	Cargurus, Inc. *	$308
12,806	Cars.com, Inc. *	205
27,047	Taboola.com Ltd. (Israel)*	90
61,662	TripAdvisor, Inc. *	989
12,834	ZipRecruiter, Inc. Class A*	119
		1,711
IT SERVICES—0.6%
17,276	BigCommerce Holdings, Inc. *	90
7,007	Couchbase, Inc. *	113
9,455	DigitalOcean Holdings, Inc. *	374
9,924	Grid Dynamics Holdings, Inc. *	158
		735
LEISURE PRODUCTS—1.0%
37,040	YETI Holdings, Inc. *	1,304
MACHINERY—2.0%
13,969	Albany International Corp. Class A	949
33,247	Terex Corp.	1,719
		2,668
MEDIA—0.1%
23,962	AMC Networks, Inc. Class A*	194
METALS & MINING—0.3%
17,472	Ryerson Holding Corp.	381
OFFICE REITS—0.7%
50,511	JBG SMITH Properties	859
OIL, GAS & CONSUMABLE FUELS—1.8%
53,141	Delek U.S. Holdings, Inc.	833
409,849	Kosmos Energy Ltd. (Ghana)*	1,541
		2,374
PASSENGER AIRLINES—1.6%
10,134	Allegiant Travel Co.	659
13,052	Copa Holdings SA Class A (Panama)	1,270
52,145	Spirit Airlines, Inc.	125
		2,054
PERSONAL CARE PRODUCTS—0.3%
8,903	USANA Health Sciences, Inc. *	329
PHARMACEUTICALS—1.2%
23,528	Collegium Pharmaceutical, Inc. *	803
18,213	Tarsus Pharmaceuticals, Inc. *	811
		1,614
PROFESSIONAL SERVICES—3.6%
3,089	CRA International, Inc.	563
5,301	CSG Systems International, Inc.	247
5,468	Franklin Covey Co. *	218
7,901	Huron Consulting Group, Inc. *	914
16,775	Insperity, Inc.	1,321
8,372	Kforce, Inc.	484
15,864	Resources Connection, Inc.	128
65,874	Upwork, Inc. *	893
		4,768
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
27,796	eXp World Holdings, Inc.	370

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
211,410	Opendoor Technologies, Inc. *	$370
4,270	RE/MAX Holdings, Inc. Class A*	52
		792
RETAIL REITS—3.1%
43,793	InvenTrust Properties Corp.	1,290
72,288	Phillips Edison & Co., Inc.	2,733
		4,023
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
15,793	FormFactor, Inc. *	600
4,241	Impinj, Inc. *	806
		1,406
SOFTWARE—8.8%
12,624	A10 Networks, Inc.	185
17,309	ACI Worldwide, Inc. *	852
10,174	Alarm.com Holdings, Inc. *	543
6,146	Alkami Technology, Inc. *	225
10,074	Altair Engineering, Inc. Class A*	1,048
3,602	Appfolio, Inc. Class A*	749
17,070	Asana, Inc. Class A*	204
161,187	Aurora Innovation, Inc. *	837
25,473	Box, Inc. Class A*	809
10,542	Braze, Inc. Class A*	332
6,437	Domo, Inc. Class B*	51
11,953	Enfusion, Inc. Class A*	106
6,180	Envestnet, Inc. *	388
5,571	Intapp, Inc. *	279
20,239	JFrog Ltd. (Israel)*	591
13,369	Mitek Systems, Inc. *	115
12,480	N-able, Inc. *	153
8,006	Progress Software Corp.	513
11,913	Rapid7, Inc. *	481
3,914	SEMrush Holdings, Inc. Class A*	51
11,041	Sprout Social, Inc. Class A*	292
21,067	Teradata Corp. *	679
9,832	Vertex, Inc. Class A*	408
8,571	Workiva, Inc. *	684
8,952	Xperi, Inc. *	82

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
22,127	Yext, Inc. *	$160
25,088	Zeta Global Holdings Corp. Class A*	694
		11,511
SPECIALIZED REITS—1.3%
41,988	National Storage Affiliates Trust	1,770
SPECIALTY RETAIL—0.6%
14,099	Buckle, Inc.	600
6,153	Haverty Furniture Cos., Inc.	136
		736
TEXTILES, APPAREL & LUXURY GOODS—0.6%
5,092	Oxford Industries, Inc.	370
47,360	Under Armour, Inc. Class A*	405
7,259	Vera Bradley, Inc. *	36
		811
TRADING COMPANIES & DISTRIBUTORS—1.5%
18,649	Alta Equipment Group, Inc.	121
8,539	Herc Holdings, Inc.	1,786
		1,907
TOTAL COMMON STOCKS (Cost $122,063)		130,995

EXCHANGE-TRADED FUNDS—0.2%

CAPITAL MARKETS—0.2%
356	Invesco S&P SmallCap Energy ETF	17
4,724	Invesco S&P SmallCap Financials ETF	263
TOTAL CAPITAL MARKETS (Cost $251)		280
TOTAL INVESTMENTS—100.0% (Cost $122,314)		131,275
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(38)
TOTAL NET ASSETS—100%		$131,237

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: C WorldWide Asset Management
Value and Cost in Thousands

COMMON STOCKS—99.3%
Shares		Value
BANKS—8.3%
10,994,500	Bank Central Asia Tbk. PT (Indonesia)	$7,180
196,480	HDFC Bank Ltd. ADR (India)[1]	12,384
		19,564
BEVERAGES—2.2%
170,368	Diageo PLC (United Kingdom)	5,270
BUILDING PRODUCTS—5.4%
244,602	Assa Abloy AB Class B (Sweden)	7,643
41,900	Daikin Industries Ltd. (Japan)	5,143
		12,786
CAPITAL MARKETS—3.3%
33,043	Deutsche Boerse AG (Germany)	7,681
CHEMICALS—4.9%
25,007	Linde PLC (United States)	11,407
CONSTRUCTION & ENGINEERING—2.1%
45,149	Vinci SA (France)	5,044
ELECTRIC UTILITIES—2.6%
272,602	SSE PLC (United Kingdom)	6,190
ELECTRICAL EQUIPMENT—3.6%
32,417	Schneider Electric SE (France)	8,364
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
15,800	Keyence Corp. (Japan)	7,256
FOOD PRODUCTS—3.5%
86,564	Nestle SA (United States)	8,178
HEALTH CARE EQUIPMENT & SUPPLIES—4.2%
71,800	Hoya Corp. (Japan)	9,794
HOTELS, RESTAURANTS & LEISURE—3.3%
237,439	Compass Group PLC (United Kingdom)	7,700
HOUSEHOLD DURABLES—2.9%
380,205	Sony Group Corp. (Japan)	6,815
INDUSTRIAL CONGLOMERATES—3.2%
38,623	Siemens AG (Germany)	7,495

COMMON STOCKS—Continued
Shares		Value
INSURANCE—3.4%
1,013,600	AIA Group Ltd. (Hong Kong)	$8,012
MACHINERY—7.8%
410,956	Atlas Copco AB Class A (Sweden)	6,765
241,181	Epiroc AB Class A (Sweden)	4,695
15,500	SMC Corp. (Japan)	6,753
		18,213
PERSONAL CARE PRODUCTS—2.7%
16,948	L’Oreal SA (France)	6,346
PHARMACEUTICALS—9.2%
61,354	AstraZeneca PLC (United Kingdom)	8,736
115,309	Novo Nordisk AS Class B (Denmark)	12,831
		21,567
PROFESSIONAL SERVICES—3.4%
175,943	RELX PLC (United Kingdom)	8,076
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.4%
8,880	ASML Holding NV (Netherlands)	6,000
59,313	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	11,302
		17,302
SOFTWARE—5.4%
54,369	SAP SE (Germany)	12,703
TEXTILES, APPAREL & LUXURY GOODS—2.9%
10,128	LVMH Moet Hennessy Louis Vuitton SE (France)	6,718
TRADING COMPANIES & DISTRIBUTORS—4.5%
53,348	Ferguson Enterprises, Inc. (United States)	10,539
TOTAL COMMON STOCKS (Cost $231,767)		233,020
TOTAL INVESTMENTS—99.3% (Cost $231,767)		233,020
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		1,622
TOTAL NET ASSETS—100%		$234,642

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Disciplined Alpha LLC
Value and Cost in Thousands

COMMON STOCKS—125.6%
Shares		Value
BIOTECHNOLOGY—5.5%
734	AbbVie, Inc. [1]	$150
514	Alnylam Pharmaceuticals, Inc. *,1	137
442	Amgen, Inc. [1]	142
10,065	Exelixis, Inc. *	334
2,120	Incyte Corp. *	157
1,144	Natera, Inc. *	138
434	United Therapeutics Corp. *	162
		1,220
BROADLINE RETAIL—5.7%
15,784	Coupang, Inc. (South Korea)*	407
2,610	eBay, Inc. [1]	150
24,500	Kohl’s Corp.	453
11,738	Nordstrom, Inc.	265
		1,275
CHEMICALS—6.6%
8,899	Axalta Coating Systems Ltd. *	337
833	Ecolab, Inc. [1]	205
1,468	International Flavors & Fragrances, Inc. [1]	146
576	Linde PLC [1]	263
1,716	RPM International, Inc.	218
1,801	Scotts Miracle-Gro Co.	157
421	Sherwin-Williams Co. [1]	151
		1,477
COMMUNICATIONS EQUIPMENT—3.4%
869	Arista Networks, Inc. *,1	336
768	F5, Inc. *,1	179
520	Motorola Solutions, Inc. [1]	234
		749
CONSTRUCTION MATERIALS—1.5%
1,738	CRH PLC [1]	166
595	Eagle Materials, Inc.	170
		336
CONSUMER STAPLES DISTRIBUTION & RETAIL—8.1%
1,110	Casey’s General Stores, Inc. [1]	437
455	Costco Wholesale Corp. [1]	398
1,936	Performance Food Group Co. *	157
6,560	U.S. Foods Holding Corp. *,1	404
5,095	Walmart, Inc. [1]	418
		1,814
CONTAINERS & PACKAGING—2.6%
17,482	Amcor PLC	194
1,004	AptarGroup, Inc.	169
996	Packaging Corp. of America [1]	228
		591
DIVERSIFIED CONSUMER SERVICES—2.1%
1,100	Bright Horizons Family Solutions, Inc. *	147
545	Duolingo, Inc. *	159
2,540	H&R Block, Inc.	152
		458
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
9,909	AT&T, Inc. [1]	223

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—2.0%
543	Constellation Energy Corp. [1]	$143
1,543	NRG Energy, Inc.	140
1,784	Southern Co. [1]	162
		445
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
1,720	Coherent Corp. *	159
3,805	Corning, Inc. [1]	181
717	Zebra Technologies Corp. Class A*	274
		614
ENERGY EQUIPMENT & SERVICES—1.0%
8,052	TechnipFMC PLC (United Kingdom)[1]	215
ENTERTAINMENT—5.0%
236	Netflix, Inc. *,1	178
42,871	Playtika Holding Corp.	336
3,090	ROBLOX Corp. Class A*,1	160
743	Spotify Technology SA *,1	286
1,353	TKO Group Holdings, Inc. *	158
		1,118
GROUND TRANSPORTATION—2.2%
1,966	Ryder System, Inc. [1]	288
2,737	Uber Technologies, Inc. *,1	197
		485
HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
4,065	Boston Scientific Corp. *,1	342
2,060	Globus Medical, Inc. Class A*,1	151
335	Intuitive Surgical, Inc. *,1	169
623	ResMed, Inc. [1]	151
392	Stryker Corp. [1]	140
		953
HEALTH CARE PROVIDERS & SERVICES—4.4%
1,376	Cardinal Health, Inc. [1]	149
832	Cencora, Inc. [1]	190
2,151	Encompass Health Corp.	214
495	HCA Healthcare, Inc. [1]	178
1,606	Tenet Healthcare Corp. *	249
		980
HEALTH CARE TECHNOLOGY—1.5%
8,279	Doximity, Inc. Class A*	346
HOTELS, RESTAURANTS & LEISURE—7.9%
65	Booking Holdings, Inc. [1]	304
18,165	Carnival Corp. *	400
1,806	Cava Group, Inc. *,1	241
1,197	DoorDash, Inc. Class A*,1	187
803	Hilton Worldwide Holdings, Inc. [1]	188
1,200	Royal Caribbean Cruises Ltd. [1]	248
1,076	Texas Roadhouse, Inc. [1]	206
		1,774
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.7%
1,206	Vistra Corp. [1]	151

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—2.5%
9,239	Match Group, Inc. *	$333
398	Meta Platforms, Inc. Class A1	226
		559
IT SERVICES—1.9%
356	Gartner, Inc. *,1	179
1,520	GoDaddy, Inc. Class A*,1	253
		432
LIFE SCIENCES TOOLS & SERVICES—0.7%
1,095	Illumina, Inc. *	158
MARINE TRANSPORTATION—1.1%
2,064	Kirby Corp. *,1	237
MEDIA—1.3%
1,383	Omnicom Group, Inc.	139
1,313	Trade Desk, Inc. Class A*	158
		297
METALS & MINING—1.8%
2,760	Royal Gold, Inc.	403
MULTI-UTILITIES—0.6%
4,102	NiSource, Inc.	144
OIL, GAS & CONSUMABLE FUELS—5.8%
13,501	Antero Midstream Corp. [1]	194
1,988	DT Midstream, Inc. [1]	179
9,250	Kinder Morgan, Inc. [1]	227
1,793	ONEOK, Inc. [1]	174
1,102	Targa Resources Corp. [1]	184
3,106	Viper Energy, Inc. [1]	161
3,404	Williams Cos., Inc. [1]	178
		1,297
PAPER & FOREST PRODUCTS—0.7%
1,584	Louisiana-Pacific Corp.	157
PASSENGER AIRLINES—2.9%
36,203	American Airlines Group, Inc. *	485
1,973	United Airlines Holdings, Inc. *	154
		639
PHARMACEUTICALS—8.0%
2,788	Bristol-Myers Squibb Co. [1]	155
347	Eli Lilly & Co. [1]	288
1,827	Intra-Cellular Therapies, Inc. *	155
1,279	Jazz Pharmaceuticals PLC *	141
23,856	Organon & Co.	448
10,510	Perrigo Co. PLC	269
11,837	Pfizer, Inc.	335
		1,791

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—13.9%
2,922	AppLovin Corp. Class A*,1	$495
4,075	DocuSign, Inc. *,1	283
91	Fair Isaac Corp. *,1	181
2,011	Fortinet, Inc. *	158
991	Guidewire Software, Inc. *,1	185
755	Manhattan Associates, Inc. *,1	199
2,507	Nutanix, Inc. Class A*	156
10,314	Palantir Technologies, Inc. Class A*,1	429
417	Palo Alto Networks, Inc. *,1	150
2,534	Pegasystems, Inc. [1]	201
207	ServiceNow, Inc. *,1	193
2,542	Smartsheet, Inc. Class A*,1	143
298	Tyler Technologies, Inc. *,1	180
2,095	Zoom Video Communications, Inc. Class A*	157
		3,110
SPECIALTY RETAIL—9.3%
581	Burlington Stores, Inc. *,1	144
2,193	Carvana Co. *,1	542
616	Lowe’s Cos., Inc. [1]	161
513	Murphy USA, Inc.	250
1,200	Ross Stores, Inc. [1]	168
1,793	TJX Cos., Inc. [1]	203
12,419	Victoria’s Secret & Co. *	376
1,817	Williams-Sonoma, Inc. [1]	244
		2,088
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.0%
672	Apple, Inc. [1]	152
1,133	Dell Technologies, Inc. Class C1	140
20,456	Hewlett Packard Enterprise Co.	399
1,825	NetApp, Inc.	210
		901
TEXTILES, APPAREL & LUXURY GOODS—1.4%
1,932	Deckers Outdoor Corp. *,1	311
WIRELESS TELECOMMUNICATION SERVICES—1.5%
1,871	GCI Liberty, Inc. *	— [x]
1,474	T-Mobile U.S., Inc. [1]	329
		329
TOTAL COMMON STOCKS (Cost $24,024)		28,077
TOTAL INVESTMENTS—125.6% (Cost $24,024)		28,077
CASH AND OTHER ASSETS, LESS LIABILITIES—(25.6)%		(5,722)
TOTAL NET ASSETS—100%		$22,355

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

INVESTMENTS SOLD SHORT
Value and Cost in Thousands

COMMON STOCKS—(64.8)%
Shares		Value
BROADLINE RETAIL—(1.9)%
(2,296)	Amazon.com, Inc. *	$(428)
CHEMICALS—(1.6)%
(3,714)	Albemarle Corp.	(352)
COMMUNICATIONS EQUIPMENT—(1.5)%
(5,116)	Lumentum Holdings, Inc. *	(327)
CONSUMER STAPLES DISTRIBUTION & RETAIL—(8.0)%
(5,310)	Dollar General Corp.	(425)
(6,617)	Dollar Tree, Inc. *	(427)
(25,367)	Grocery Outlet Holding Corp. *	(363)
(59,720)	Walgreens Boots Alliance, Inc.	(565)
(1,780)
ENERGY EQUIPMENT & SERVICES—(3.4)%
(7,979)	Schlumberger NV	(320)
(5,454)	Weatherford International PLC	(431)
(751)
GROUND TRANSPORTATION—(1.8)%
(4,966)	Avis Budget Group, Inc.	(412)
HEALTH CARE EQUIPMENT & SUPPLIES—(5.5)%
(5,810)	Dexcom, Inc. *	(410)
(782)	IDEXX Laboratories, Inc. *	(318)
(13,408)	QuidelOrtho Corp. *	(510)
(1,238)
HEALTH CARE PROVIDERS & SERVICES—(3.8)%
(9,900)	Acadia Healthcare Co., Inc. *	(423)
(843)	McKesson Corp.	(422)
(845)
HOTELS, RESTAURANTS & LEISURE—(3.8)%
(2,560)	Vail Resorts, Inc.	(424)
(1,462)	Wingstop, Inc.	(421)
(845)

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—(1.5)%
(2,944)	Snowflake, Inc. Class A*	$(338)
LIFE SCIENCES TOOLS & SERVICES—(4.4)%
(35,014)	10X Genomics, Inc. Class A*	(561)
(1,347)	Medpace Holdings, Inc. *	(423)
(984)
MEDIA—(1.4)%
(953)	Cable One, Inc.	(325)
OIL, GAS & CONSUMABLE FUELS—(11.6)%
(18,178)	APA Corp.	(429)
(2,809)	Chord Energy Corp.	(351)
(6,819)	Civitas Resources, Inc.	(333)
(2,422)	Diamondback Energy, Inc.	(428)
(65,231)	New Fortress Energy, Inc.	(549)
(13,145)	Ovintiv, Inc.	(515)
(2,605)
SOFTWARE—(11.2)%
(24,933)	DoubleVerify Holdings, Inc. *	(425)
(14,039)	Five9, Inc. *	(415)
(1,046)	Microsoft Corp.	(425)
(803)	Synopsys, Inc. *	(412)
(25,484)	Unity Software, Inc. *	(512)
(1,342)	Workday, Inc. Class A*	(314)
(2,503)
SPECIALTY RETAIL—(1.5)%
(9,605)	Advance Auto Parts, Inc.	(343)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—(1.9)%
(14,446)	Super Micro Computer, Inc. *	(420)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $15,713)		(14,496)
TOTAL INVESTMENTS SOLD SHORT (PROCEEDS - $15,713)		$(14,496)

FAIR VALUE MEASUREMENTS
As of October 31, 2024, the investment in GCI Liberty, Inc. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the year ended October 31, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 12/04/2023 (Commencement of Operations) (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 10/31/2024 (000s)	Unrealized Gain/(Loss) as of 10/31/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 10/31/2024 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
GCI Liberty, Inc.	$—	Market Approach	Estimated Recovery Value	$ 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
As of October 31, 2024, all or a portion of this security was pledged as collateral for investments sold short. The securities pledged had an aggregate value of $16,840.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: Jennison Associates LLC
Value and Cost in Thousands

COMMON STOCKS—99.6%
Shares		Value
AEROSPACE & DEFENSE—2.2%
44,109	Boeing Co. *	$6,586
35,765	General Electric Co.	6,144
		12,730
AUTOMOBILES—1.8%
41,583	Tesla, Inc. *	10,389
BANKS—1.1%
13,816	JPMorgan Chase & Co.	3,066
217,333	NU Holdings Ltd. Class A (Brazil)*	3,280
		6,346
BIOTECHNOLOGY—1.9%
17,628	Amgen, Inc.	5,644
11,210	Vertex Pharmaceuticals, Inc. *	5,336
		10,980
BROADLINE RETAIL—10.3%
261,740	Amazon.com, Inc. *	48,789
5,519	MercadoLibre, Inc. (Brazil)*	11,243
		60,032
CAPITAL MARKETS—1.2%
2,772	Goldman Sachs Group, Inc.	1,435
12,957	Moody’s Corp.	5,883
		7,318
COMMUNICATIONS EQUIPMENT—0.3%
4,080	Arista Networks, Inc. *	1,577
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.9%
15,708	Costco Wholesale Corp.	13,731
38,141	Walmart, Inc.	3,126
		16,857
ELECTRICAL EQUIPMENT—1.2%
11,797	Eaton Corp. PLC	3,912
29,069	Vertiv Holdings Co. Class A	3,177
		7,089
ENTERTAINMENT—5.0%
30,962	Netflix, Inc. *	23,408
60,087	Walt Disney Co.	5,781
		29,189
FINANCIAL SERVICES—3.9%
47,393	Apollo Global Management, Inc.	6,790
17,137	Mastercard, Inc. Class A	8,561
25,930	Visa, Inc. Class A	7,516
		22,867
GROUND TRANSPORTATION—1.2%
94,922	Uber Technologies, Inc. *	6,839
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
19,643	Dexcom, Inc. *	1,384
6,514	Intuitive Surgical, Inc. *	3,282
		4,666

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—1.0%
9,963	UnitedHealth Group, Inc.	$5,624
HOTELS, RESTAURANTS & LEISURE—1.8%
47,727	Airbnb, Inc. Class A*	6,433
7,661	Hilton Worldwide Holdings, Inc.	1,799
8,216	Marriott International, Inc. Class A	2,137
		10,369
INSURANCE—0.2%
6,135	Progressive Corp.	1,490
INTERACTIVE MEDIA & SERVICES—9.3%
130,823	Alphabet, Inc. Class A	22,385
56,497	Meta Platforms, Inc. Class A	32,067
		54,452
IT SERVICES—0.9%
14,845	MongoDB, Inc. *	4,014
11,378	Snowflake, Inc. Class A*	1,306
		5,320
MEDIA—1.7%
83,956	Trade Desk, Inc. Class A*	10,092
PERSONAL CARE PRODUCTS—0.4%
35,071	L’Oreal SA ADR (France)[1]	2,624
PHARMACEUTICALS—6.9%
27,883	AstraZeneca PLC ADR (United Kingdom)[1]	1,984
88,644	Bristol-Myers Squibb Co.	4,944
21,284	Eli Lilly & Co.	17,660
36,995	Merck & Co., Inc.	3,785
69,425	Novo Nordisk AS ADR (Denmark)[1]	7,772
76,748	Sanofi SA ADR[1]	4,059
		40,204
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—17.7%
38,422	Advanced Micro Devices, Inc. *	5,535
5,543	Analog Devices, Inc.	1,237
1,818	ASML Holding NV New York Registry Shares (Netherlands)	1,223
134,795	Broadcom, Inc.	22,884
19,230	Lam Research Corp.	1,430
19,512	Marvell Technology, Inc.	1,563
38,290	Microchip Technology, Inc.	2,809
503,090	NVIDIA Corp.	66,790
		103,471
SOFTWARE—14.2%
2,702	Adobe, Inc. *	1,292
7,662	Cadence Design Systems, Inc. *	2,116
18,628	Crowdstrike Holdings, Inc. Class A*	5,530
13,932	Datadog, Inc. Class A*	1,748
2,599	Fair Isaac Corp. *	5,180
1,917	HubSpot, Inc. *	1,063
136,292	Microsoft Corp.	55,382
4,688	Palo Alto Networks, Inc. *	1,689
5,144	Salesforce, Inc.	1,499
1,573	ServiceNow, Inc. *	1,468

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
11,558	Synopsys, Inc. *	$5,936
		82,903
SPECIALIZED REITS—0.5%
15,235	American Tower Corp.	3,253
SPECIALTY RETAIL—2.1%
4,758	Home Depot, Inc.	1,873
5,368	O’Reilly Automotive, Inc. *	6,190
38,092	TJX Cos., Inc.	4,306
		12,369
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.2%
213,644	Apple, Inc.	48,264

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—0.9%
35,054	adidas AG ADR (Germany)[1]	$4,190
9,145	LVMH Moet Hennessy Louis Vuitton SE ADR (France)[1]	1,213
		5,403
TOTAL COMMON STOCKS (Cost $480,787)		582,717
TOTAL INVESTMENTS—99.6% (Cost $480,787)		582,717
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		2,595
TOTAL NET ASSETS—100%		$585,312

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Multi-Asset Explorer ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—99.7%
Shares		Value
COMMODITY FUNDS—9.7%
8,141	Goldman Sachs Physical Gold ETF	$221
902	SPDR Gold Shares	229
TOTAL COMMODITY FUNDS (Cost $405)		450
EQUITY FUNDS—74.9%
3,564	Communication Services Select Sector SPDR Fund	328
827	Energy Select Sector SPDR Fund	73
7,095	Financial Select Sector SPDR Fund	330
589	Invesco QQQ Trust	285
2,162	iShares Core S&P 500 ETF	1,235
1,665	iShares MSCI EAFE ETF	132
4,980	iShares MSCI Emerging Markets ETF	222
3,555	iShares MSCI Japan ETF	242
7,605	iShares MSCI U.K. ETF	270
636	Technology Select Sector SPDR Fund	141
3,204	Vanguard FTSE Europe ETF	215
TOTAL EQUITY FUNDS (Cost $3,048)		3,473

EXCHANGE-TRADED FUNDS—Continued
Shares		Value
FIXED INCOME FUNDS—15.1%
4,382	iShares 20+ Year Treasury Bond ETF	$405
384	iShares 7-10 Year Treasury Bond ETF	36
1,662	iShares iBoxx $ High Yield Corporate Bond ETF	132
2,548	iShares J.P. Morgan EM Local Currency Bond ETF	94
385	iShares J.P. Morgan USD Emerging Markets Bond ETF	35
TOTAL FIXED INCOME FUNDS (Cost $704)		702
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,157)		4,625
TOTAL INVESTMENTS—99.7% (Cost $4,157)		4,625
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		14
TOTAL NET ASSETS—100%		$4,639

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: PanAgora Asset Management, Inc.
Value and Cost in Thousands

COMMON STOCKS—100.0%
Shares		Value
AEROSPACE & DEFENSE—2.2%
352	General Electric Co.	$60
99	Lockheed Martin Corp.	54
11	Northrop Grumman Corp.	6
		120
AUTOMOBILES—2.1%
1,012	General Motors Co.	52
253	Tesla, Inc. *	63
		115
BANKS—3.1%
198	Commerce Bancshares, Inc.	12
440	JPMorgan Chase & Co.	98
880	Wells Fargo & Co.	57
		167
BEVERAGES—0.8%
264	PepsiCo, Inc.	44
BIOTECHNOLOGY—0.3%
66	Alnylam Pharmaceuticals, Inc. *	18
BROADLINE RETAIL—4.4%
1,100	Amazon.com, Inc. *	205
231	eBay, Inc.	13
11	MercadoLibre, Inc. (Brazil)*	23
		241
BUILDING PRODUCTS—1.7%
517	Masco Corp.	41
132	Trane Technologies PLC	49
		90
CAPITAL MARKETS—2.8%
352	Bank of New York Mellon Corp.	26
209	Cboe Global Markets, Inc.	45
77	MSCI, Inc.	44
77	S&P Global, Inc.	37
		152
CHEMICALS—2.2%
759	Corteva, Inc.	46
286	DuPont de Nemours, Inc.	24
132	Ecolab, Inc.	33
143	RPM International, Inc.	18
		121
COMMUNICATIONS EQUIPMENT—1.8%
121	Arista Networks, Inc. *	47
110	Motorola Solutions, Inc.	49
		96
CONSTRUCTION MATERIALS—0.4%
209	CRH PLC	20
CONSUMER FINANCE—1.4%
110	American Express Co.	30
891	Synchrony Financial	49
		79

COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.3%
55	Costco Wholesale Corp.	$48
506	Kroger Co.	28
253	Target Corp.	38
825	Walmart, Inc.	68
		182
CONTAINERS & PACKAGING—0.8%
99	AptarGroup, Inc.	17
132	Avery Dennison Corp.	27
		44
ELECTRIC UTILITIES—3.1%
66	Duke Energy Corp.	8
330	Entergy Corp.	51
1,133	Exelon Corp.	44
275	NextEra Energy, Inc.	22
462	NRG Energy, Inc.	42
		167
ENERGY EQUIPMENT & SERVICES—1.4%
1,276	Baker Hughes Co.	49
682	NOV, Inc.	11
693	TechnipFMC PLC (United Kingdom)	18
		78
ENTERTAINMENT—1.1%
77	Netflix, Inc. *	58
FINANCIAL SERVICES—4.3%
121	Berkshire Hathaway, Inc. Class B*	54
88	Equitable Holdings, Inc.	4
176	Mastercard, Inc. Class A	88
297	MGIC Investment Corp.	7
286	PayPal Holdings, Inc. *	23
209	Visa, Inc. Class A	61
		237
FOOD PRODUCTS—1.2%
132	Ingredion, Inc.	17
154	McCormick & Co., Inc.	12
539	Mondelez International, Inc. Class A	37
		66
GROUND TRANSPORTATION—0.4%
275	Uber Technologies, Inc. *	20
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
539	Hologic, Inc. *	44
HEALTH CARE PROVIDERS & SERVICES—2.6%
396	Centene Corp. *	25
154	Cigna Group	48
88	McKesson Corp.	44
33	Tenet Healthcare Corp. *	5
33	UnitedHealth Group, Inc.	19
		141
HEALTH CARE TECHNOLOGY—0.3%
88	Veeva Systems, Inc. Class A*	18

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—0.4%
132	DoorDash, Inc. Class A*	$21
11	Hilton Worldwide Holdings, Inc.	2
		23
HOUSEHOLD DURABLES—0.3%
77	DR Horton, Inc.	13
22	Toll Brothers, Inc.	3
		16
HOUSEHOLD PRODUCTS—1.0%
341	Colgate-Palmolive Co.	32
121	Procter & Gamble Co.	20
		52
INSURANCE—2.9%
242	Allstate Corp.	45
132	Axis Capital Holdings Ltd.	10
385	Hartford Financial Services Group, Inc.	42
209	Marsh & McLennan Cos., Inc.	46
198	Unum Group	13
		156
INTERACTIVE MEDIA & SERVICES—7.0%
1,254	Alphabet, Inc. Class A	215
297	Meta Platforms, Inc. Class A	168
		383
IT SERVICES—0.6%
132	GoDaddy, Inc. Class A*	22
99	Snowflake, Inc. Class A*	11
		33
LIFE SCIENCES TOOLS & SERVICES—1.6%
319	Agilent Technologies, Inc.	42
121	Illumina, Inc. *	17
22	Mettler-Toledo International, Inc. *	28
		87
MACHINERY—1.0%
484	Fortive Corp.	35
11	Parker-Hannifin Corp.	7
77	Westinghouse Air Brake Technologies Corp.	14
		56
MEDIA—0.9%
1,133	Comcast Corp. Class A	49
MULTI-UTILITIES—0.2%
88	DTE Energy Co.	11
OIL, GAS & CONSUMABLE FUELS—1.9%
66	EOG Resources, Inc.	8
550	Exxon Mobil Corp.	64
220	Marathon Petroleum Corp.	32
		104
PHARMACEUTICALS—3.9%
627	Bristol-Myers Squibb Co.	35
66	Eli Lilly & Co.	55
352	Johnson & Johnson	56

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
649	Merck & Co., Inc.	$66
		212
PROFESSIONAL SERVICES—1.9%
264	Leidos Holdings, Inc.	49
286	SS&C Technologies Holdings, Inc.	20
121	Verisk Analytics, Inc.	33
		102
RESIDENTIAL REITS—1.3%
594	Equity Residential	42
946	Invitation Homes, Inc.	30
		72
RETAIL REITS—0.9%
275	Simon Property Group, Inc.	47
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.8%
77	Advanced Micro Devices, Inc. *	11
286	Applied Materials, Inc.	52
407	Broadcom, Inc.	69
660	Lam Research Corp.	49
132	Micron Technology, Inc.	13
2,816	NVIDIA Corp.	374
55	NXP Semiconductors NV (China)	13
165	Qorvo, Inc. *	12
308	QUALCOMM, Inc.	50
		643
SOFTWARE—9.7%
66	Intuit, Inc.	40
814	Microsoft Corp.	331
264	Salesforce, Inc.	77
66	ServiceNow, Inc. *	61
88	Workday, Inc. Class A*	21
		530
SPECIALIZED REITS—0.8%
22	American Tower Corp.	5
44	Equinix, Inc.	40
		45
SPECIALTY RETAIL—1.5%
11	Home Depot, Inc.	4
165	Ross Stores, Inc.	23
495	TJX Cos., Inc.	56
		83
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.9%
1,738	Apple, Inc.	393
330	NetApp, Inc.	38
		431
TOTAL COMMON STOCKS (Cost $5,537)		5,453
TOTAL INVESTMENTS—100% (Cost $5,537)		5,453
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(— )
TOTAL NET ASSETS—100%		$5,453

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: BlueCove Limited
Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—97.6%
Principal Amount		Value
AEROSPACE & DEFENSE—1.7%
$100	Moog, Inc. 4.250%—12/15/2027[1]	$95
	TransDigm, Inc.
1,200	4.625%—01/15/2029	1,141
1,200	4.875%—05/01/2029	1,147
		2,288
		2,383
AUTOMOBILES—2.2%
	Allison Transmission, Inc.
1,216	3.750%—01/30/2031[1]	1,080
500	5.875%—06/01/2029[1]	499
		1,579
1,000	Jaguar Land Rover Automotive PLC 7.750%—10/15/2025[1]	1,000
600	Wabash National Corp. 4.500%—10/15/2028[1]	547
		3,126
BANKS—2.6%
	Intesa Sanpaolo SpA
1,200	4.198%—06/01/2032[1,2]	1,051
700	5.710%—01/15/2026[1]	701
		1,752
	UniCredit SpA
1,800	5.459%—06/30/2035[1,2]	1,738
200	7.296%—04/02/2034[1,2]	209
		1,947
		3,699
BEVERAGES—0.2%
300	Primo Water Holdings, Inc. 4.375%—04/30/2029[1]	283
BUILDING PRODUCTS—1.6%
600	Builders FirstSource, Inc. 4.250%—02/01/2032[1]	537
300	Enpro, Inc. 5.750%—10/15/2026	299
1,300	Griffon Corp. 5.750%—03/01/2028	1,278
100	Tri Pointe Homes, Inc. 5.700%—06/15/2028	100
		2,214
CAPITAL MARKETS—1.0%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
1,000	9.000%—06/15/2030	967
500	9.750%—01/15/2029	500
		1,467
CHEMICALS—1.1%
300	CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%—06/15/2028[1]	288
600	Rain Carbon, Inc. 12.250%—09/01/2029[1]	640

Corporate Bonds & Notes—Continued
Principal Amount		Value
CHEMICALS—Continued
$600	Rayonier AM Products, Inc. 7.625%—01/15/2026[1]	$601
		1,529
COMMERCIAL SERVICES & SUPPLIES—4.6%
500	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	490
900	Deluxe Corp. 8.000%—06/01/2029[1]	850
	GEO Group, Inc.
900	8.625%—04/15/2029	942
300	10.250%—04/15/2031	322
		1,264
500	GFL Environmental, Inc. 3.750%—08/01/2025[1]	495
400	Matthews International Corp. 8.625%—10/01/2027[1]	413
950	PROG Holdings, Inc. 6.000%—11/15/2029[1]	919
	Sabre GLBL, Inc.
850	8.625%—06/01/2027[1]	821
1,100	11.250%—12/15/2027[1]	1,134
		1,955
200	Service Corp. International 3.375%—08/15/2030	177
		6,563
COMMUNICATIONS EQUIPMENT—0.8%
	Viasat, Inc.
700	6.500%—07/15/2028[1]	529
1,000	7.500%—05/30/2031[1]	657
		1,186
CONSTRUCTION & ENGINEERING—1.2%
500	Arcosa, Inc. 4.375%—04/15/2029[1]	472
700	Tutor Perini Corp. 11.875%—04/30/2029[1]	769
500	VM Consolidated, Inc. 5.500%—04/15/2029[1]	484
		1,725
DIVERSIFIED FINANCIAL SERVICES—2.7%
400	Brightsphere Investment Group, Inc. 4.800%—07/27/2026	392
200	Credit Acceptance Corp. 9.250%—12/15/2028[1]	212
	Enova International, Inc.
750	9.125%—08/01/2029[1]	770
600	11.250%—12/15/2028[1]	647
		1,417
	goeasy Ltd.
700	7.625%—07/01/2029[1]	719
800	9.250%—12/01/2028[1]	854
		1,573

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$200	PRA Group, Inc. 5.000%—10/01/2029[1]	$181
		3,775
DIVERSIFIED REITS—0.6%
900	Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%—12/15/2027[1]	826
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
	Hughes Satellite Systems Corp.
900	5.250%—08/01/2026	823
100	6.625%—08/01/2026	87
		910
ELECTRIC UTILITIES—1.8%
200	AES Corp. 7.600%—01/15/2055[2]	207
800	NRG Energy, Inc. 3.625%—02/15/2031[1]	709
	Vistra Operations Co. LLC
300	4.375%—05/01/2029[1]	286
1,300	5.500%—09/01/2026[1]	1,297
100	5.625%—02/15/2027[1]	100
		1,683
		2,599
ELECTRICAL EQUIPMENT—0.3%
400	Atkore, Inc. 4.250%—06/01/2031[1]	361
ENERGY EQUIPMENT & SERVICES—1.1%
700	USA Compression Partners LP/USA Compression Finance Corp. 6.875%—09/01/2027	704
800	Weatherford International Ltd. 8.625%—04/30/2030[1]	827
		1,531
ENTERTAINMENT—3.0%
1,000	Churchill Downs, Inc. 5.750%—04/01/2030[1]	985
900	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	652
	Live Nation Entertainment, Inc.
100	4.750%—10/15/2027[1]	98
1,600	6.500%—05/15/2027[1]	1,623
		1,721
1,000	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	882
		4,240
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—4.4%
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	664
	Hudson Pacific Properties LP
300	3.250%—01/15/2030	219
400	4.650%—04/01/2029	320
1,000	5.950%—02/15/2028	888
		1,427

Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$1,200	Iron Mountain Information Management Services, Inc. 5.000%—07/15/2032[1]	$1,132
300	Iron Mountain, Inc. 4.500%—02/15/2031[1]	279
300	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%—02/01/2027[1]	291
	MPT Operating Partnership LP/MPT Finance Corp.
300	4.625%—08/01/2029	234
1,100	5.000%—10/15/2027	971
200	5.250%—08/01/2026	189
		1,394
	Starwood Property Trust, Inc.
100	3.625%—07/15/2026[1]	96
103	4.750%—03/15/2025	103
		199
1,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500%—02/15/2029[1]	862
		6,248
FINANCIAL SERVICES—1.4%
700	Bread Financial Holdings, Inc. 9.750%—03/15/2029[1]	740
400	Nationstar Mortgage Holdings, Inc. 5.750%—11/15/2031[1]	383
	OneMain Finance Corp.
200	4.000%—09/15/2030	176
300	5.375%—11/15/2029	288
		464
400	World Acceptance Corp. 7.000%—11/01/2026[1]	397
		1,984
FOOD & STAPLES RETAILING—0.6%
800	United Natural Foods, Inc. 6.750%—10/15/2028[1]	773
FOOD PRODUCTS—0.6%
200	Pilgrim’s Pride Corp. 6.250%—07/01/2033	208
700	U.S. Foods, Inc. 5.750%—04/15/2033[1]	691
		899
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
	Hologic, Inc.
1,200	3.250%—02/15/2029[1]	1,103
700	4.625%—02/01/2028[1]	688
		1,791
HEALTH CARE PROVIDERS & SERVICES—4.1%
	Acadia Healthcare Co., Inc.
100	5.000%—04/15/2029[1]	94
100	5.500%—07/01/2028[1]	97
		191

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	DaVita, Inc.
$600	3.750%—02/15/2031[1]	$522
1,600	4.625%—06/01/2030[1]	1,474
		1,996
	Encompass Health Corp.
400	4.500%—02/01/2028	389
700	4.625%—04/01/2031	659
		1,048
700	IQVIA, Inc. 5.000%—05/15/2027[1]	692
700	ModivCare, Inc. 5.000%—10/01/2029[1]	477
1,300	Molina Healthcare, Inc. 3.875%—05/15/2032[1]	1,154
200	Tenet Healthcare Corp. 4.375%—01/15/2030	188
		5,746
HOTELS, RESTAURANTS & LEISURE—4.0%
1,100	Boyd Gaming Corp. 4.750%—06/15/2031[1]	1,027
	Hilton Domestic Operating Co., Inc.
500	3.625%—02/15/2032[1]	439
1,700	4.000%—05/01/2031[1]	1,550
		1,989
	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
600	4.875%—07/01/2031[1]	537
200	5.000%—06/01/2029[1]	187
		724
600	Marriott Ownership Resorts, Inc. 4.750%—01/15/2028	574
	New Red Finance, Inc.
1,200	3.500%—02/15/2029[1]	1,109
200	4.375%—01/15/2028[1]	193
		1,302
100	Wyndham Hotels & Resorts, Inc. 4.375%—08/15/2028[1]	95
		5,711
HOUSEHOLD DURABLES—1.0%
1,500	Tempur Sealy International, Inc. 4.000%—04/15/2029[1]	1,384
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.6%
	Sunnova Energy Corp.
600	5.875%—09/01/2026[1]	537
300	11.750%—10/01/2028[1]	244
		781
INTERACTIVE MEDIA & SERVICES—0.1%
200	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	185
INTERNET & CATALOG RETAIL—2.2%
400	Cars.com, Inc. 6.375%—11/01/2028[1]	399
880	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	822

Corporate Bonds & Notes—Continued
Principal Amount		Value
INTERNET & CATALOG RETAIL—Continued
	Rakuten Group, Inc.
$400	9.750%—04/15/2029[1]	$433
1,400	11.250%—02/15/2027[1]	1,525
		1,958
		3,179
IT SERVICES—0.9%
270	ASGN, Inc. 4.625%—05/15/2028[1]	258
100	Seagate HDD Cayman 4.875%—06/01/2027	99
900	Unisys Corp. 6.875%—11/01/2027[1]	881
		1,238
LEISURE PRODUCTS—2.1%
500	Life Time, Inc. 8.000%—04/15/2026[1]	503
1,000	NCL Corp. Ltd. 5.875%—03/15/2026[1]	1,000
	Royal Caribbean Cruises Ltd.
100	4.250%—07/01/2026[1]	98
1,400	5.500%—08/31/2026[1]	1,402
		1,500
		3,003
MACHINERY—2.6%
1,400	BWX Technologies, Inc. 4.125%—06/30/2028-04/15/2029[1]	1,333
900	GrafTech Finance, Inc. 4.625%—12/15/2028[1]	638
600	GrafTech Global Enterprises, Inc. 9.875%—12/15/2028[1]	504
800	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	745
500	Vertiv Group Corp. 4.125%—11/15/2028[1]	476
		3,696
MEDIA—6.1%
1,200	AMC Networks, Inc. 4.250%—02/15/2029	830
1,000	Cable One, Inc. 4.000%—11/15/2030[1]	789
	CCO Holdings LLC/CCO Holdings Capital Corp.
500	4.250%—02/01/2031[1]	434
600	4.500%—06/01/2033[1]	500
1,100	4.750%—03/01/2030-02/01/2032[1]	974
		1,908
	CSC Holdings LLC
400	3.375%—02/15/2031[1]	287
300	5.500%—04/15/2027[1]	267
200	11.750%—01/31/2029[1]	195
		749
300	DISH DBS Corp. 5.250%—12/01/2026[1]	278
700	LCPR Senior Secured Financing DAC 6.750%—10/15/2027[1]	657

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MEDIA—Continued
	Nexstar Media, Inc.
$500	4.750%—11/01/2028[1]	$471
500	5.625%—07/15/2027[1]	492
		963
700	Sinclair Television Group, Inc. 5.500%—03/01/2030[1]	483
	TEGNA, Inc.
500	4.625%—03/15/2028	472
1,600	5.000%—09/15/2029	1,495
		1,967
		8,624
METALS & MINING—3.1%
	Commercial Metals Co.
500	3.875%—02/15/2031	449
500	4.125%—01/15/2030	464
		913
750	Eldorado Gold Corp. 6.250%—09/01/2029[1]	739
	FMG Resources August 2006 Pty. Ltd.
300	4.375%—04/01/2031[1]	273
300	5.875%—04/15/2030[1]	299
900	6.125%—04/15/2032[1]	904
		1,476
800	IAMGOLD Corp. 5.750%—10/15/2028[1]	781
500	Park-Ohio Industries, Inc. 6.625%—04/15/2027	489
		4,398
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—1.1%
	Rithm Capital Corp.
800	6.250%—10/15/2025[1]	799
800	8.000%—04/01/2029[1]	799
		1,598
OFFICE ELECTRONICS—0.8%
	Pitney Bowes, Inc.
600	6.875%—03/15/2027[1]	594
600	7.250%—03/15/2029[1]	592
		1,186
OIL, GAS & CONSUMABLE FUELS—16.6%
600	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	634
450	AltaGas Ltd. 7.200%—10/15/2054[1,2]	452
	AmeriGas Partners LP/AmeriGas Finance Corp.
500	5.750%—05/20/2027	483
900	5.875%—08/20/2026	883
700	9.375%—06/01/2028[1]	721
		2,087
1,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%—06/15/2029[1]	975
100	Berry Petroleum Co. LLC 7.000%—02/15/2026[1]	97

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$900	California Resources Corp. 8.250%—06/15/2029[1]	$910
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
400	8.125%—01/15/2027[1]	403
400	9.750%—07/15/2028[1]	411
		814
700	Chord Energy Corp. 6.375%—06/01/2026[1]	702
	CVR Energy, Inc.
600	5.750%—02/15/2028[1]	548
900	8.500%—01/15/2029[1]	873
		1,421
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
700	7.125%—06/01/2028[1]	694
1,300	8.625%—03/15/2029[1]	1,335
		2,029
	DT Midstream, Inc.
400	4.125%—06/15/2029[1]	376
1,400	4.375%—06/15/2031[1]	1,289
		1,665
500	Energy Transfer LP 8.000%—05/15/2054[2]	530
300	Genesis Energy LP/Genesis Energy Finance Corp. 8.250%—01/15/2029	307
400	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	427
	Hess Midstream Operations LP
300	5.125%—06/15/2028[1]	294
1,100	5.625%—02/15/2026[1]	1,098
200	6.500%—06/01/2029[1]	203
		1,595
	Murphy Oil USA, Inc.
800	3.750%—02/15/2031[1]	712
700	4.750%—09/15/2029	670
		1,382
	New Fortress Energy, Inc.
400	6.500%—09/30/2026[1]	371
973	6.750%—09/15/2025[1]	972
1,100	8.750%—03/15/2029[1]	919
		2,262
200	Northern Oil & Gas, Inc. 8.125%—03/01/2028[1]	202
200	Parkland Corp. 4.625%—05/01/2030[1]	184
	PBF Holding Co. LLC/PBF Finance Corp.
500	6.000%—02/15/2028	486
600	7.875%—09/15/2030[1]	599
		1,085
	PG&E Corp.
500	5.250%—07/01/2030	488
1,425	7.375%—03/15/2055[2]	1,475
		1,963
300	SunCoke Energy, Inc. 4.875%—06/30/2029[1]	271

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Sunoco LP/Sunoco Finance Corp.
$1,000	4.500%—05/15/2029-04/30/2030	$948
300	7.000%—09/15/2028[1]	308
		1,256
200	Talos Production, Inc. 9.375%—02/01/2031[1]	206
		23,456
PASSENGER AIRLINES—0.7%
500	Allegiant Travel Co. 7.250%—08/15/2027[1]	493
550	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%—04/20/2026[1]	549
		1,042
PHARMACEUTICALS—3.1%
1,900	Bausch Health Cos., Inc. 4.875%—06/01/2028[1]	1,470
	HLF Financing SARL LLC/Herbalife International, Inc.
900	4.875%—06/01/2029[1]	622
1,000	12.250%—04/15/2029[1]	1,007
		1,629
1,300	Jazz Securities DAC 4.375%—01/15/2029[1]	1,231
		4,330
PROFESSIONAL SERVICES—0.5%
300	KBR, Inc. 4.750%—09/30/2028[1]	288
500	TriNet Group, Inc. 3.500%—03/01/2029[1]	455
		743
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
684	Five Point Operating Co. LP/Five Point Capital Corp. 10.500%—01/15/2028[1,3]	701
	Howard Hughes Corp.
800	4.125%—02/01/2029[1]	738
900	4.375%—02/01/2031[1]	807
		1,545
		2,246
SOFTWARE—2.0%
	Fair Isaac Corp.
1,500	4.000%—06/15/2028[1]	1,426
600	5.250%—05/15/2026[1]	601
		2,027
300	Open Text Corp. 3.875%—02/15/2028[1]	283
500	ROBLOX Corp. 3.875%—05/01/2030[1]	453
100	Twilio, Inc. 3.875%—03/15/2031	90
		2,853
SPECIALTY RETAIL—4.9%
400	Bath & Body Works, Inc. 6.750%—07/01/2036	403

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
	Carvana Co.
$1,123	12.000%—12/01/2028[1]	$1,189
200	14.000%—06/01/2031[1]	239
		1,428
	FirstCash, Inc.
700	5.625%—01/01/2030[1]	680
500	6.875%—03/01/2032[1]	506
		1,186
400	Foot Locker, Inc. 4.000%—10/01/2029[1]	344
	Gap, Inc.
1,200	3.625%—10/01/2029[1]	1,078
1,000	3.875%—10/01/2031[1]	860
		1,938
100	GYP Holdings III Corp. 4.625%—05/01/2029[1]	95
200	Penske Automotive Group, Inc. 3.750%—06/15/2029	183
700	Upbound Group, Inc. 6.375%—02/15/2029[1]	667
700	Victoria’s Secret & Co. 4.625%—07/15/2029[1]	618
		6,862
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.3%
	Xerox Corp.
400	4.800%—03/01/2035	238
600	6.750%—12/15/2039	405
		643
	Xerox Holdings Corp.
1,250	5.500%—08/15/2028[1]	1,026
200	8.875%—11/30/2029[1]	174
		1,200
		1,843
TEXTILES, APPAREL & LUXURY GOODS—0.9%
	Crocs, Inc.
500	4.125%—08/15/2031[1]	439
300	4.250%—03/15/2029[1]	275
		714
600	Wolverine World Wide, Inc. 4.000%—08/15/2029[1]	514
		1,228
TOBACCO—0.8%
342	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	341
800	Vector Group Ltd. 10.500%—11/01/2026[1]	801
		1,142

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
TRANSPORTATION INFRASTRUCTURE—1.1%
$1,600	Fortress Transportation & Infrastructure Investors LLC 5.500%—05/01/2028[1]	$1,570
Total Corporate Bonds & Notes (Cost $134,136)		138,156
TOTAL INVESTMENTS—97.6% (Cost $134,136)		138,156
CASH AND OTHER ASSETS, LESS LIABILITIES—2.4%		3,418
TOTAL NET ASSETS—100.0%		$141,574

FAIR VALUE MEASUREMENTS
All investments as of October 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $111,777 or 79% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
Step coupon security; the stated rate represents the rate in effect as of October 31, 2024.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—October 31, 2024

Subadvisor: BlueCove Limited
Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—95.5%
Principal Amount		Value
AEROSPACE & DEFENSE—2.6%
$200	BAE Systems PLC 5.125%—03/26/2029[1]	$202
	Howmet Aerospace, Inc.
200	3.000%—01/15/2029	187
100	5.900%—02/01/2027	102
		289
200	Moog, Inc. 4.250%—12/15/2027[1]	191
200	TransDigm, Inc. 4.875%—05/01/2029	191
		873
AUTOMOBILES—1.4%
100	Allison Transmission, Inc. 3.750%—01/30/2031[1]	89
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	103
300	Wabash National Corp. 4.500%—10/15/2028[1]	273
		465
BANKS—1.6%
400	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	351
200	UniCredit SpA 5.459%—06/30/2035[1,2]	193
		544
BEVERAGES—0.7%
300	Coca-Cola Co. 1.375%—03/15/2031	248
BIOTECHNOLOGY—0.9%
300	Biogen, Inc. 4.050%—09/15/2025	298
BUILDING PRODUCTS—1.7%
200	Carlisle Cos., Inc. 3.750%—12/01/2027	195
200	Lennox International, Inc. 5.500%—09/15/2028	205
200	NVR, Inc. 3.000%—05/15/2030	181
		581
CAPITAL MARKETS—0.8%
300	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.000%—06/15/2030	290
CHEMICALS—2.9%
300	Ashland, Inc. 3.375%—09/01/2031[1]	260
100	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	97
300	Rain Carbon, Inc. 12.250%—09/01/2029[1]	320

Corporate Bonds & Notes—Continued
Principal Amount		Value
CHEMICALS—Continued
$300	Rayonier AM Products, Inc. 7.625%—01/15/2026[1]	$300
		977
COMMERCIAL SERVICES & SUPPLIES—4.7%
300	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	294
300	Deluxe Corp. 8.000%—06/01/2029[1]	283
200	Element Fleet Management Corp. 6.271%—06/26/2026[1]	204
300	GEO Group, Inc. 10.250%—04/15/2031	322
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	290
200	Sabre GLBL, Inc. 8.625%—06/01/2027[1]	193
		1,586
COMMUNICATIONS EQUIPMENT—2.4%
	Motorola Solutions, Inc.
200	2.300%—11/15/2030	172
200	4.600%—02/23/2028	199
		371
210	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	212
	Viasat, Inc.
200	6.500%—07/15/2028[1]	151
100	7.500%—05/30/2031[1]	66
		217
		800
CONSTRUCTION & ENGINEERING—2.9%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	189
300	Tutor Perini Corp. 11.875%—04/30/2029[1]	329
200	VM Consolidated, Inc. 5.500%—04/15/2029[1]	194
300	Williams Scotsman, Inc. 4.625%—08/15/2028[1]	287
		999
CONTAINERS & PACKAGING—1.4%
100	Amcor Finance USA, Inc. 3.625%—04/28/2026	98
200	Graphic Packaging International LLC 3.500%—03/15/2028-03/01/2029[1]	185
200	Silgan Holdings, Inc. 4.125%—02/01/2028	191
		474
DIVERSIFIED FINANCIAL SERVICES—1.5%
	Enova International, Inc.
200	9.125%—08/01/2029[1]	205
100	11.250%—12/15/2028[1]	108
		313

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$200	goeasy Ltd. 7.625%—07/01/2029[1]	$206
		519
DIVERSIFIED REITS—0.8%
200	Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%—12/15/2027[1]	183
100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	99
		282
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
100	Hughes Satellite Systems Corp. 5.250%—08/01/2026	92
ELECTRIC UTILITIES—0.6%
200	Pacific Gas & Electric Co. 3.300%—12/01/2027	191
ENERGY EQUIPMENT & SERVICES—0.9%
300	Weatherford International Ltd. 8.625%—04/30/2030[1]	310
ENTERTAINMENT—1.8%
300	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	217
200	Live Nation Entertainment, Inc. 6.500%—05/15/2027[1]	203
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	177
		597
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.5%
300	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	284
200	Hudson Pacific Properties LP 5.950%—02/15/2028	178
200	Iron Mountain, Inc. 5.250%—07/15/2030[1]	194
200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	193
		849
FINANCIAL SERVICES—0.6%
200	World Acceptance Corp. 7.000%—11/01/2026[1]	199
FOOD & STAPLES RETAILING—1.1%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	185
200	United Natural Foods, Inc. 6.750%—10/15/2028[1]	193
		378
GROUND TRANSPORTATION—0.9%
300	XPO, Inc. 6.250%—06/01/2028[1]	305
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
300	Hologic, Inc. 3.250%—02/15/2029[1]	276

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
$200	Stryker Corp. 3.375%—11/01/2025	$198
200	Zimmer Biomet Holdings, Inc. 1.450%—11/22/2024	199
		673
HEALTH CARE PROVIDERS & SERVICES—4.5%
100	Acadia Healthcare Co., Inc. 5.000%—04/15/2029[1]	94
	DaVita, Inc.
200	3.750%—02/15/2031[1]	174
200	4.625%—06/01/2030[1]	184
		358
200	Elevance Health, Inc. 3.350%—12/01/2024	200
300	HCA, Inc. 3.125%—03/15/2027	289
200	ModivCare, Inc. 5.000%—10/01/2029[1]	136
200	Molina Healthcare, Inc. 3.875%—11/15/2030[1]	181
200	STERIS Irish FinCo UnLtd Co. 2.700%—03/15/2031	174
100	Universal Health Services, Inc. 1.650%—09/01/2026	94
		1,526
HOTELS, RESTAURANTS & LEISURE—2.3%
300	Hilton Domestic Operating Co., Inc. 4.875%—01/15/2030	291
200	Las Vegas Sands Corp. 3.500%—08/18/2026	194
200	New Red Finance, Inc. 3.875%—01/15/2028[1]	191
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	97
		773
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.3%
100	Sunnova Energy Corp. 5.875%—09/01/2026[1]	90
INTERACTIVE MEDIA & SERVICES—0.3%
100	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	92
INTERNET & CATALOG RETAIL—2.6%
200	Cars.com, Inc. 6.375%—11/01/2028[1]	199
400	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	374
300	Rakuten Group, Inc. 11.250%—02/15/2027[1]	327
		900
IT SERVICES—3.9%
	Booz Allen Hamilton, Inc.
200	3.875%—09/01/2028[1]	192
100	4.000%—07/01/2029[1]	96
		288

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
IT SERVICES—Continued
$300	International Business Machines Corp. 3.500%—05/15/2029	$285
200	Leidos, Inc. 4.375%—05/15/2030	193
300	Unisys Corp. 6.875%—11/01/2027[1]	294
	VeriSign, Inc.
200	2.700%—06/15/2031	171
100	5.250%—04/01/2025	100
		271
		1,331
MACHINERY—1.6%
300	GrafTech Global Enterprises, Inc. 9.875%—12/15/2028[1]	252
100	IDEX Corp. 3.000%—05/01/2030	90
200	Weir Group PLC 2.200%—05/13/2026[1]	192
		534
MEDIA—3.9%
200	AMC Networks, Inc. 4.250%—02/15/2029	138
400	Cable One, Inc. 4.000%—11/15/2030[1]	316
	CCO Holdings LLC/CCO Holdings Capital Corp.
100	4.250%—02/01/2031[1]	87
100	4.750%—02/01/2032[1]	87
		174
300	RELX Capital, Inc. 4.000%—03/18/2029	292
300	Sinclair Television Group, Inc. 5.500%—03/01/2030[1]	207
100	TEGNA, Inc. 5.000%—09/15/2029	93
100	Thomson Reuters Corp. 3.350%—05/15/2026	98
		1,318
METALS & MINING—2.1%
	Commercial Metals Co.
100	3.875%—02/15/2031	90
100	4.125%—01/15/2030	93
100	4.375%—03/15/2032	92
		275
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	147
300	IAMGOLD Corp. 5.750%—10/15/2028[1]	293
		715
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.6%
200	Rithm Capital Corp. 6.250%—10/15/2025[1]	200

Corporate Bonds & Notes—Continued
Principal Amount		Value
OFFICE ELECTRONICS—0.9%
	Pitney Bowes, Inc.
$100	6.875%—03/15/2027[1]	$99
200	7.250%—03/15/2029[1]	197
		296
OIL, GAS & CONSUMABLE FUELS—12.4%
300	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	317
100	AltaGas Ltd. 7.200%—10/15/2054[1,2]	101
300	AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%—06/01/2028[1]	309
200	California Resources Corp. 8.250%—06/15/2029[1]	202
100	Calumet Specialty Products Partners LP/Calumet Finance Corp. 8.125%—01/15/2027[1]	101
300	Chord Energy Corp. 6.375%—06/01/2026[1]	301
300	CVR Energy, Inc. 8.500%—01/15/2029[1]	291
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
100	7.125%—06/01/2028[1]	99
200	8.625%—03/15/2029[1]	205
		304
200	DT Midstream, Inc. 4.375%—06/15/2031[1]	184
200	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	213
400	Hess Midstream Operations LP 5.625%—02/15/2026[1]	399
200	Marathon Petroleum Corp. 4.700%—05/01/2025	200
200	MPLX LP 2.650%—08/15/2030	176
	Murphy Oil USA, Inc.
200	3.750%—02/15/2031[1]	178
100	4.750%—09/15/2029	96
		274
	New Fortress Energy, Inc.
195	6.750%—09/15/2025[1]	195
200	8.750%—03/15/2029[1]	167
		362
100	PBF Holding Co. LLC/PBF Finance Corp. 7.875%—09/15/2030[1]	100
300	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	292
100	TC PipeLines LP 3.900%—05/25/2027	98
		4,224
PERSONAL CARE PRODUCTS—0.9%
300	Edgewell Personal Care Co. 5.500%—06/01/2028[1]	296
PHARMACEUTICALS—3.7%
300	Bausch Health Cos., Inc. 11.000%—09/30/2028[1]	276

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
$200	Cencora, Inc. 2.700%—03/15/2031	$175
	HLF Financing SARL LLC/Herbalife International, Inc.
200	4.875%—06/01/2029[1]	138
200	12.250%—04/15/2029[1]	202
		340
300	Merck & Co., Inc. 1.900%—12/10/2028	272
200	PRA Health Sciences, Inc. 2.875%—07/15/2026[1]	193
		1,256
PROFESSIONAL SERVICES—1.9%
	Gartner, Inc.
100	3.750%—10/01/2030[1]	92
300	4.500%—07/01/2028[1]	293
		385
300	TriNet Group, Inc. 3.500%—03/01/2029[1]	273
		658
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
	Broadcom, Inc.
300	1.950%—02/15/2028[1]	275
100	4.000%—04/15/2029[1]	96
		371
300	Microchip Technology, Inc. 4.250%—09/01/2025	299
200	NVIDIA Corp. 2.850%—04/01/2030	184
200	Texas Instruments, Inc. 2.250%—09/04/2029	181
		1,035
SOFTWARE—3.4%
200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	182
300	Fair Isaac Corp. 4.000%—06/15/2028[1]	285
300	Open Text Corp. 6.900%—12/01/2027[1]	312
	Oracle Corp.
300	2.300%—03/25/2028	278
100	6.150%—11/09/2029	106
		384
		1,163
SPECIALTY RETAIL—2.8%
100	Bath & Body Works, Inc. 6.875%—11/01/2035	102
200	Carvana Co. 13.000%—06/01/2030[1]	218

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
	Gap, Inc.
$300	3.625%—10/01/2029[1]	$269
100	3.875%—10/01/2031[1]	86
		355
300	Upbound Group, Inc. 6.375%—02/15/2029[1]	286
		961
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
	Xerox Holdings Corp.
300	5.500%—08/15/2028[1]	246
100	8.875%—11/30/2029[1]	87
		333
TEXTILES, APPAREL & LUXURY GOODS—0.9%
	Tapestry, Inc.
100	7.350%—11/27/2028	102
200	7.700%—11/27/2030	204
		306
TOBACCO—2.4%
300	Altria Group, Inc. 4.800%—02/14/2029	298
400	Philip Morris International, Inc. 5.125%—02/15/2030-02/13/2031	404
100	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	100
		802
TRADING COMPANIES & DISTRIBUTORS—1.2%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	196
200	LKQ Corp. 5.750%—06/15/2028	204
		400
TRANSPORTATION INFRASTRUCTURE—0.9%
300	Fortress Transportation & Infrastructure Investors LLC 5.500%—05/01/2028[1]	294
WIRELESS TELECOMMUNICATION SERVICES—1.0%
	T-Mobile USA, Inc.
200	2.550%—02/15/2031	174
200	2.625%—02/15/2029	183
		357
Total Corporate Bonds & Notes (Cost $31,882)		32,390
TOTAL INVESTMENTS—95.5% (Cost $31,882)		32,390
CASH AND OTHER ASSETS, LESS LIABILITIES—4.5%		1,521
TOTAL NET ASSETS—100.0%		$33,911

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S Treasury Note Futures 10 Year (Short)	9	12/19/2024	$994	$26
U.S Treasury Note Futures 2 Year (Long)	45	12/31/2024	9,268	(47)
U.S Treasury Note Futures 5 Year (Long)	82	12/31/2024	8,793	(157)
Total Futures Contracts				$ (178)

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[3,4]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[5]	Payment Frequency	Notional Amount[6] (000s)	Value[7] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North America Investment Grade Index Series 43	Buy	1.000%	12/20/2029	0.537%	Quarterly	$5,800	$(130)	$(131)	$1
ICE Clear Credit LLC	Markit CDX North America High Yield Index Series 43	Buy	5.000%	12/20/2029	3.341%	Quarterly	1,900	(142)	(133)	(9)
Total Centrally Cleared Credit Default Swaps										$(8)
FAIR VALUE MEASUREMENTS
As of October 31, 2024, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of October 31, 2024, the aggregate value of these securities was $21,274 or 63% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
4
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
5
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
6
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
7
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

Harbor ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES—October 31, 2024

(All amounts in thousands, except per share amounts)

	Harbor Active Small Cap ETF	Harbor AlphaEdge™ Large Cap Value ETF	Harbor AlphaEdge™ Next Generation REITs ETF	Harbor AlphaEdge™ Small Cap Earners ETF	Harbor Commodity All-Weather Strategy ETF (Consolidated)
Assets
Investments, at identified cost	$8,404	$2,020	$2,032	$6,423	$224,682
Investments, at value	$8,568	$2,060	$2,005	$6,505	$224,717
Cash	7	1	—	8	12,818
Due from broker	—	—	—	—	8,230
Foreign currency, at value (cost: $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $157 and $0)	—	—	—	—	—
Receivables for:
Investment sold	—	—	—	—	—
Dividends	3	2	1	3	—
Interest	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap agreements	—	—	—	—	—
Withholding tax	—	—	—	—	—
Total Assets	8,578	2,063	2,006	6,516	245,765
Liabilities
Payables for:
Investments purchased	—	—	—	—	285
Dividend and interest expense on investments sold short	—	—	—	—	—
Investments sold short, at value (proceeds: $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $15,713)	—	—	—	—	—
Accrued management fees	6	1	1	1	128
Other	—	—	—	—	—
Total Liabilities	6	1	1	1	413
NET ASSETS	$8,572	$2,062	$2,005	$6,515	$245,352
Net Assets Consist of:
Paid-in capital	$8,367	$2,017	$2,022	$6,285	$238,380
Total distributable earnings/(loss)	205	45	(17)	230	6,972
	$8,572	$2,062	$2,005	$6,515	$245,352
NET ASSET VALUE PER SHARE
Net assets	$8,572	$2,062	$2,005	$6,515	$245,352
Shares of beneficial interest (No par value and unlimited authorizations)	425	100	100	200	10,825
Net asset value per share[1]	$20.17	$20.62	$20.05	$32.57	$22.67
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disciplined Bond ETF	Harbor Disruptive Innovation ETF	Harbor Dividend Growth Leaders ETF	Harbor Energy Transition Strategy ETF (Consolidated)	Harbor Health Care ETF	Harbor Human Capital Factor Unconstrained ETF	Harbor Human Capital Factor US Large Cap ETF	Harbor Human Capital Factor US Small Cap ETF	Harbor International Compounders ETF	Harbor Long-Short Equity ETF

$26,180	$3,375	$214,516	$8,471	$15,717	$11,844	$258,201	$122,314	$231,767	$24,024
$26,603	$3,491	$273,622	$8,474	$17,022	$13,544	$352,461	$131,275	$233,020	$28,077
86	136	4,663	1,573	127	10	57	6	1,315	8,471
—	—	—	1,577	—	—	—	—	—	—
—	—	—	—	—	—	—	—	156	—

2	4	—	—	112	—	—	—	—	11,458
—	1	109	—	15	4	152	23	213	18
211	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	46	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	63	—
26,902	3,632	278,394	11,670	17,276	13,558	352,670	131,304	234,767	48,024

51	45	—	—	35	—	7	—	—	11,141
—	—	—	—	—	—	—	—	—	10
—	—	—	—	—	—	—	—	—	14,496
8	14	122	8	12	6	105	67	106	22
—	—	—	—	—	—	—	—	19	—
59	59	122	8	47	6	112	67	125	25,669
$26,843	$3,573	$278,272	$11,662	$17,229	$13,552	$352,558	$131,237	$234,642	$22,355

$26,222	$6,881	$230,005	$11,117	$15,909	$12,008	$258,500	$136,759	$232,454	$19,727
621	(3,308)	48,267	545	1,320	1,544	94,058	(5,522)	2,188	2,628
$26,843	$3,573	$278,272	$11,662	$17,229	$13,552	$352,558	$131,237	$234,642	$22,355

$26,843	$3,573	$278,272	$11,662	$17,229	$13,552	$352,558	$131,237	$234,642	$22,355
650	225	18,352	900	650	575	10,150	4,550	8,600	800
$41.30	$15.88	$15.16	$12.96	$26.51	$23.57	$34.73	$28.84	$27.28	$27.94

⬤

Harbor ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES— October 31, 2024 —Continued

(All amounts in thousands, except per share amounts)

	Harbor Long-Term Growers ETF	Harbor Multi-Asset Explorer ETF	Harbor PanAgora Dynamic Large Cap Core ETF	Harbor Scientific Alpha High-Yield ETF	Harbor Scientific Alpha Income ETF
Assets
Investments, at identified cost	$480,787	$4,157	$5,537	$134,136	$31,882
Investments, at value	$582,717	$4,625	$5,453	$138,156	$32,390
Cash	2,781	17	—	1,792	547
Due from broker	—	—	—	—	307
Foreign currency, at value (cost: $0, $0, $0, $2 and $1)	—	—	—	2	1
Receivables for:
Investment sold	—	—	—	98	—
Dividends	67	—	1	—	—
Interest	—	—	—	2,234	484
Unrealized appreciation on OTC swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	32
Variation margin on centrally cleared swap agreements	—	—	—	—	162
Withholding tax	26	—	—	3	3
Total Assets	585,591	4,642	5,454	142,285	33,926
Liabilities
Payables for:
Investments purchased	—	—	—	656	—
Dividend and interest expense on investments sold short	—	—	—	—	—
Investments sold short, at value (proceeds: $0, $0, $0, $0 and $0)	—	—	—	—	—
Accrued management fees	279	3	1	55	15
Other	—	—	—	—	—
Total Liabilities	279	3	1	711	15
NET ASSETS	$585,312	$4,639	$5,453	$141,574	$33,911
Net Assets Consist of:
Paid-in capital	$502,435	$4,110	$5,537	$258,759	$38,241
Total distributable earnings/(loss)	82,877	529	(84)	(117,185)	(4,330)
	$585,312	$4,639	$5,453	$141,574	$33,911
NET ASSET VALUE PER SHARE
Net assets	$585,312	$4,639	$5,453	$141,574	$33,911
Shares of beneficial interest (No par value and unlimited authorizations)	22,875	200	275	3,089	775
Net asset value per share[1]	$25.59	$23.19	$19.83	$45.84	$43.76

1	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.
The accompanying notes are an integral part of the Financial Statements.

⬤

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⬤

Harbor ETF Trust
STATEMENTS OF OPERATIONS—Year Ended October 31, 2024

(All amounts in thousands)

	Harbor Active Small Cap ETF[1]	Harbor AlphaEdge™ Large Cap Value ETF[2]	Harbor AlphaEdge™ Next Generation REITs ETF[2]	Harbor AlphaEdge™ Small Cap Earners ETF[3]	Harbor Commodity All-Weather Strategy ETF (Consolidated)
Investment Income
Dividends	$13	$6	$12	$48	$—
Interest	—	—	—	—	8,390
Foreign taxes withheld	—	—	—	—	—
Total Investment Income	13	6	12	48	8,390
Operating Expenses
Management fees	11	1	1	5	1,072
Dividend and interest expense on investments sold short	—	—	—	—	—
Total Operating Expenses	11	1	1	5	1,072
Net Investment Income/(Loss)	2	5	11	43	7,318
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments	39	—	(1)	105	(3)
In-kind redemptions	—	—	—	175	—
Foreign currency transactions	—	—	—	—	—
Futures contracts	—	—	—	—	—
Swap agreements	—	—	—	—	321
Investments sold short	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	164	40	(27)	82	37
Translations of assets and liabilities in foreign currencies	—	—	—	—	—
Futures contracts	—	—	—	—	—
Swap agreements	—	—	—	—	—
Investments sold short	—	—	—	—	—
Net gain/(loss) on investment transactions	203	40	(28)	362	355
Net Increase/(Decrease) in Net Assets Resulting from Operations	$205	$45	$(17)	$405	$7,673
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disciplined Bond ETF[4]	Harbor Disruptive Innovation ETF	Harbor Dividend Growth Leaders ETF	Harbor Energy Transition Strategy ETF (Consolidated)	Harbor Health Care ETF	Harbor Human Capital Factor Unconstrained ETF	Harbor Human Capital Factor US Large Cap ETF	Harbor Human Capital Factor US Small Cap ETF	Harbor International Compounders ETF	Harbor Long-Short Equity ETF[5]

$—	$96	$5,259	$—	$110	$155	$4,258	$1,797	$2,076	$173
682	13	86	1,109	3	1	6	7	14	104
—	(2)	(44)	—	(3)	—	—	—	(202)	—
682	107	5,301	1,109	110	156	4,264	1,804	1,888	277

47	227	1,303	157	94	63	1,100	749	649	186
—	—	—	—	—	—	—	—	—	121
47	227	1,303	157	94	63	1,100	749	649	307
635	(120)	3,998	952	16	93	3,164	1,055	1,239	(30)

66	(447)	(6,945)	(1)	32	109	1,896	(14,779)	(147)	(35)
66	9,090	21,100	—	—	1,213	26,739	22,375	1,719	—
—	(1)	—	—	—	—	—	—	(4)	—
—	—	—	(146)	—	—	—	—	—	—
—	—	—	(2,683)	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	(3,012)

423	864	42,995	3	1,122	2,334	69,985	19,463	1,858	3,692
—	—	—	2	—	—	—	—	(10)	—
—	—	—	(1)	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	1,414
555	9,506	57,150	(2,826)	1,154	3,656	98,620	27,059	3,416	2,059
$1,190	$9,386	$61,148	$(1,874)	$1,170	$3,749	$101,784	$28,114	$4,655	$2,029

⬤

Harbor ETF Trust
STATEMENTS OF OPERATIONS— Year Ended October 31, 2024 —Continued

(All amounts in thousands)

	Harbor Long-Term Growers ETF	Harbor Multi-Asset Explorer ETF	Harbor PanAgora Dynamic Large Cap Core ETF[6]	Harbor Scientific Alpha High-Yield ETF	Harbor Scientific Alpha Income ETF
Investment Income
Dividends	$2,079	$148	$1	$—	$—
Interest	45	—	—	10,228	2,359
Foreign taxes withheld	(24)	—	—	—	—
Total Investment Income	2,100	148	1	10,228	2,359
Operating Expenses
Management fees	2,292	28	1	600	166
Dividend and interest expense on investments sold short	—	—	—	—	—
Total Operating Expenses	2,292	28	1	600	166
Net Investment Income/(Loss)	(192)	120	—	9,628	2,193
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments	(10,863)	118	—	968	107
In-kind redemptions	42,887	37	—	—	—
Foreign currency transactions	—	—	—	—	—
Futures contracts	—	—	—	—	260
Swap agreements	—	—	—	—	(605)
Investments sold short	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	81,290	560	(84)	7,985	1,962
Translations of assets and liabilities in foreign currencies	—	—	—	—	—
Futures contracts	—	—	—	—	(88)
Swap agreements	—	—	—	—	(46)
Investments sold short	—	—	—	—	—
Net gain/(loss) on investment transactions	113,314	715	(84)	8,953	1,590
Net Increase/(Decrease) in Net Assets Resulting from Operations	$113,122	$835	$(84)	$18,581	$3,783

1	For the period August 28, 2024 (commencement of operations) through October 31, 2024.
2	For the period September 4, 2024 (commencement of operations) through October 31, 2024.
3	For the period July 9, 2024 (commencement of operations) through October 31, 2024.
4	For the period May 1, 2024 (commencement of operations) through October 31, 2024.
5	For the period December 4, 2023 (commencement of operations) through October 31, 2024.
6	For the period October 9, 2024 (commencement of operations) through October 31, 2024.
The accompanying notes are an integral part of the Financial Statements.

⬤

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⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Harbor Active Small Cap ETF	Harbor AlphaEdge™ Large Cap Value ETF	Harbor AlphaEdge™ Next Generation REITs ETF	Harbor AlphaEdge™ Small Cap Earners ETF
	August 28, 2024[a]	September 4, 2024[a]	September 4, 2024[a]	July 9, 2024[a]
	through	through	through	through
	October 31, 2024	October 31, 2024	October 31, 2024	October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$2	$5	$11	$43
Net realized gain/(loss) on investments	39	—	(1)	280
Change in net unrealized appreciation/(depreciation) of investments	164	40	(27)	82
Net increase/(decrease) in assets resulting from operations	205	45	(17)	405
Distributions to Shareholders	—	—	—	—
Capital Share Transactions:
Net proceeds from sale of shares	8,367	2,017	2,022	7,813
Cost of shares reacquired	—	—	—	(1,703)
Net increase/(decrease) derived from capital share transactions	8,367	2,017	2,022	6,110
Net increase/(decrease) in net assets	8,572	2,062	2,005	6,515
Net Assets
Beginning of period	—	—	—	—
End of period	$8,572	$2,062	$2,005	$6,515
Capital Share Transactions (Shares):
Shares sold	425	100	100	250
Shares reacquired	—	—	—	(50)
Net increase/(decrease) in shares outstanding	425	100	100	200
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Commodity All-Weather Strategy ETF (Consolidated)		Harbor Disciplined Bond ETF	Harbor Disruptive Innovation ETF		Harbor Dividend Growth Leaders ETF		Harbor Energy Transition Strategy ETF (Consolidated)		Harbor Health Care ETF
November 1, 2023	November 1, 2022	May 1, 2024[a]	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 16, 2022[a]
through	through	through	through	through	through	through	through	through	through	through
October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023

$7,318	$2,714	$635	$(120)	$(92)	$3,998	$3,345	$952	$703	$16	$(10)
318	4,039	132	8,642	(1,947)	14,155	8,403	(2,830)	(6,460)	32	69
37	20	423	864	1,305	42,995	(7,313)	4	4	1,122	183
7,673	6,773	1,190	9,386	(734)	61,148	4,435	(1,874)	(5,753)	1,170	242
(7,168)	(427)	(503)	—	—	(3,947)	(10,729)	(744)	(148)	(92)	—

188,417	42,680	28,237	2,009	22,178	83,928	111,555	1,564	9,084	11,902	4,007
(49,298)	(7,105)	(2,081)	(33,680)	(2,732)	(64,742)	(45,051)	(11,821)	—	—	—
139,119	35,575	26,156	(31,671)	19,446	19,186	66,504	(10,257)	9,084	11,902	4,007
139,624	41,921	26,843	(22,285)	18,712	76,387	60,210	(12,875)	3,183	12,980	4,249

105,728	63,807	—	25,858	7,146	201,885	141,675	24,537	21,354	4,249	—
$245,352	$105,728	$26,843	$3,573	$25,858	$278,272	$201,885	$11,662	$24,537	$17,229	$4,249

8,400	1,925	700	125	1,825	6,000	9,125	125	575	450	200
(2,225)	(325)	(50)	(2,125)	(225)	(4,500)	(3,750)	(925)	—	—	—
6,175	1,600	650	(2,000)	1,600	1,500	5,375	(800)	575	450	200

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor Human Capital Factor Unconstrained ETF		Harbor Human Capital Factor US Large Cap ETF		Harbor Human Capital Factor US Small Cap ETF		Harbor International Compounders ETF
	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	April 12, 2023[a]	November 1, 2023	November 1, 2022
	through	through	through	through	through	through	through	through
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$93	$41	$3,164	$2,808	$1,055	$349	$1,239	$164
Net realized gain/(loss) on investments	1,322	(9)	28,635	5,117	7,596	1,371	1,568	(5)
Change in net unrealized appreciation/(depreciation) of investments	2,334	549	69,985	23,155	19,463	(10,502)	1,848	(317)
Net increase/(decrease) in assets resulting from operations	3,749	581	101,784	31,080	28,114	(8,782)	4,655	(158)
Distributions to Shareholders	(44)	(11)	(3,375)	(628)	(538)	—	(191)	(8)
Capital Share Transactions:
Net proceeds from sale of shares	3,193	4,688	80,888	40,586	80,973	122,579	219,689	15,152
Cost of shares reacquired	(3,213)	(2,198)	(74,385)	(40,638)	(80,177)	(10,932)	(10,264)	(557)
Net increase/(decrease) derived from capital share transactions	(20)	2,490	6,503	(52)	796	111,647	209,425	14,595
Net increase/(decrease) in net assets	3,685	3,060	104,912	30,400	28,372	102,865	213,889	14,429
Net Assets
Beginning of period	9,867	6,807	247,646	217,246	102,865	—	20,753	6,324
End of period	$13,552	$9,867	$352,558	$247,646	$131,237	$102,865	$234,642	$20,753
Capital Share Transactions (Shares):
Shares sold	150	275	2,675	1,725	2,950	4,975	8,050	625
Shares reacquired	(150)	(125)	(2,475)	(1,750)	(2,950)	(425)	(375)	(25)
Net increase/(decrease) in shares outstanding	—	150	200	(25)	—	4,550	7,675	600
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Long-Short Equity ETF	Harbor Long-Term Growers ETF		Harbor Multi-Asset Explorer ETF		Harbor PanAgora Dynamic Large Cap Core ETF	Harbor Scientific Alpha High-Yield ETF		Harbor Scientific Alpha Income ETF
December 4, 2023[a]	November 1, 2023	November 1, 2022	November 1, 2023	September 13, 2023[a]	October 9, 2024[a]	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
through	through	through	through	through	through	through	through	through	through
October 31, 2024	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023

$(30)	$(192)	$60	$120	$4	$—	$9,628	$7,026	$2,193	$1,889
(3,047)	32,024	(3,662)	155	(78)	—	968	(2,670)	(238)	(1,576)
5,106	81,290	23,986	560	(92)	(84)	7,985	32	1,828	815
2,029	113,122	20,384	835	(166)	(84)	18,581	4,388	3,783	1,128
—	(154)	(53)	(99)	—	—	(9,422)	(6,422)	(1,971)	(1,584)

16,643	405,721	99,515	1,666	3,500	5,537	26,049	120,346[c]	1,086	2,155
—	(117,668)	(14,281)	(1,097)	—	—	(1,572)	(40,212)	—	—
16,643	288,053	85,234	569	3,500	5,537	24,477	80,134	1,086	2,155
18,672	401,021	105,565	1,305	3,334	5,453	33,636	78,100	2,898	1,699

3,683[b]	184,291	78,726	3,334	—	—	107,938	29,838	31,013	29,314
$22,355	$585,312	$184,291	$4,639	$3,334	$5,453	$141,574	$107,938	$33,911	$31,013

650	17,200	5,975	75	175	275	575	2,772[c]	25	50
—	(4,800)	(950)	(50)	—	—	(35)	(925)	—	—
650	12,400	5,025	25	175	275	540	1,847	25	50

a	Commencement of Operations
b
On December 4, 2023, Disciplined Alpha Onshore Fund LP was reorganized and converted from a private fund into Harbor Long-Short Equity
ETF. The net assets at the beginning of period was as a result of the reorganization. 150 shares were issued with an initial NAV of $24.55 as a result of the reorganization. Refer to Note 1 in the Notes to Financial Statements for additional information.

c	These amounts include 2,697 shares valued at $117,105 that were issued as a result of the Fund’s reorganization on February 24, 2023.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Active Small Cap ETF
Period from August 28, 2024[a] through October 31, 2024
Net asset value beginning of period	$19.59
Income from Investment Operations
Net investment income/(loss)[b]	0.01
Net realized and unrealized gain/(loss) on investments	0.57
Total from investment operations	0.58
Net asset value end of period	20.17
Net assets end of period (000s)	$8,572
Ratios and Supplemental Data (%)
Total return	2.96%[c]
Ratio of total expenses to average net assets	0.80[d]
Ratio of net investment income/(loss) to average net assets	0.12[d]
Portfolio turnover^	12[c]

Harbor AlphaEdge™ Large Cap Value ETF
Period from September 4, 2024[a] through October 31, 2024
Net asset value beginning of period	$20.23
Income from Investment Operations
Net investment income/(loss)[b]	0.07
Net realized and unrealized gain/(loss) on investments	0.32
Total from investment operations	0.39
Net asset value end of period	20.62
Net assets end of period (000s)	$2,062
Ratios and Supplemental Data (%)
Total return	1.93%[c]
Ratio of total expenses to average net assets	0.25[d]
Ratio of net investment income/(loss) to average net assets	1.79[d]
Portfolio turnover^	12[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor AlphaEdge™ Next Generation REITs ETF
Period from September 4, 2024[a] through October 31, 2024
Net asset value beginning of period	$20.04
Income from Investment Operations
Net investment income/(loss)[b]	0.13
Net realized and unrealized gain/(loss) on investments	(0.12)
Total from investment operations	0.01
Net asset value end of period	20.05
Net assets end of period (000s)	$2,005
Ratios and Supplemental Data (%)
Total return	0.05%[c]
Ratio of total expenses to average net assets	0.50[d]
Ratio of net investment income/(loss) to average net assets	3.95[d]
Portfolio turnover^	8[c]

Harbor AlphaEdge™ Small Cap Earners ETF
Period from July 9, 2024[a] through October 31, 2024
Net asset value beginning of period	$29.85
Income from Investment Operations
Net investment income/(loss)[b]	0.24
Net realized and unrealized gain/(loss) on investments	2.48
Total from investment operations	2.72
Net asset value end of period	32.57
Net assets end of period (000s)	$6,515
Ratios and Supplemental Data (%)
Total return	9.11%[c]
Ratio of total expenses to average net assets	0.29[d]
Ratio of net investment income/(loss) to average net assets	2.32[d]
Portfolio turnover^	17[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from February 9, 2022[a] through October 31, 2022
Net asset value beginning of period	$22.74	$20.92	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	1.03	0.78	0.04
Net realized and unrealized gain/(loss) on investments	0.42	1.18	0.88
Total from investment operations	1.45	1.96	0.92
Less Distributions
Dividends from net investment income	(1.52)	(0.14)	—
Total distributions	(1.52)	(0.14)	—
Net asset value end of period	22.67	22.74	20.92
Net assets end of period (000s)	$245,352	$105,728	$63,807
Ratios and Supplemental Data (%)
Total return	6.90%	9.40%	4.60%[c]
Ratio of total expenses to average net assets	0.68	0.68	0.68[d]
Ratio of net investment income/(loss) to average net assets	4.64	3.53	0.27[d]

Harbor Disciplined Bond ETF
Period from May 1, 2024[a] through October 31, 2024
Net asset value beginning of period	$40.00
Income from Investment Operations
Net investment income/(loss)[b]	0.98
Net realized and unrealized gain/(loss) on investments	1.06
Total from investment operations	2.04
Less Distributions
Dividends from net investment income	(0.74)
Total distributions	(0.74)
Net asset value end of period	41.30
Net assets end of period (000s)	$26,843
Ratios and Supplemental Data (%)
Total return	5.11%[c]
Ratio of total expenses to average net assets	0.35[d]
Ratio of net investment income/(loss) to average net assets	4.72[d]
Portfolio turnover^	41[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Disruptive Innovation ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from December 1, 2021[a] through October 31, 2022
Net asset value beginning of period	$11.62	$11.43	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	(0.06)	(0.06)	(0.02)[e]
Net realized and unrealized gain/(loss) on investments	4.32	0.25	(8.55)
Total from investment operations	4.26	0.19	(8.57)
Net asset value end of period	15.88	11.62	11.43
Net assets end of period (000s)	$3,573	$25,858	$7,146
Ratios and Supplemental Data (%)
Total return	36.66%	1.66%	(42.85)%+,c
Ratio of total expenses to average net assets	0.75	0.75	0.75[d]
Ratio of net expenses to average net assets	0.75	0.75	0.55[d,e]
Ratio of net investment income/(loss) to average net assets	(0.40)	(0.45)	(0.18)[d,e]
Portfolio turnover^	66	77	71[c]

Harbor Dividend Growth Leaders ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022[f]	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value beginning of period	$11.98	$12.34	$16.50	$13.13	$12.33
Income from Investment Operations
Net investment income/(loss)[b]	0.22	0.24	0.25[e]	0.19[e]	0.17[e]
Net realized and unrealized gain/(loss) on investments	3.18	0.25	(1.28)	4.33	0.85
Total from investment operations	3.40	0.49	(1.03)	4.52	1.02
Less Distributions
Dividends from net investment income	(0.22)	(0.38)	(0.18)	(0.16)	(0.22)
Distributions from net realized capital gains	—	(0.47)	(2.95)	(0.99)	—
Total distributions	(0.22)	(0.85)	(3.13)	(1.15)	(0.22)
Net asset value end of period	15.16	11.98	12.34	16.50	13.13
Net assets end of period (000s)	$278,272	$201,885	$141,675	$156,827	$121,448
Ratios and Supplemental Data (%)
Total return	28.47%	4.05%	(8.48)%+	36.30%+	8.28%+
Ratio of total expenses to average net assets	0.50	0.50	0.83	1.05	1.09
Ratio of net expenses to average net assets	0.50	0.50	0.76[e]	0.95[e]	0.95[e]
Ratio of net investment income/(loss) to average net assets	1.53	1.93	1.86[e]	1.25[e]	1.39[e]
Portfolio turnover^	58	71	78	62	76
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Energy Transition Strategy ETF (CONSOLIDATED)
	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from July 13, 2022[a] through October 31, 2022
Net asset value beginning of period	$14.43	$18.98	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.62	0.48	0.05
Net realized and unrealized gain/(loss) on investments	(1.65)	(4.90)	(1.07)
Total from investment operations	(1.03)	(4.42)	(1.02)
Less Distributions
Dividends from net investment income	(0.44)	(0.13)	—
Total distributions	(0.44)	(0.13)	—
Net asset value end of period	12.96	14.43	18.98
Net assets end of period (000s)	$11,662	$24,537	$21,354
Ratios and Supplemental Data (%)
Total return	(7.07)%	(23.46)%	(5.10)%[c]
Ratio of total expenses to average net assets	0.80	0.80	0.80[d]
Ratio of net investment income/(loss) to average net assets	4.83	2.98	0.74[d]

Harbor Health Care ETF
	Year Ended October 31, 2024	Period from November 16, 2022[a] through October 31, 2023
Net asset value beginning of period	$21.24	$19.86
Income from Investment Operations
Net investment income/(loss)[b]	0.04	(0.06)
Net realized and unrealized gain/(loss) on investments	5.69	1.44
Total from investment operations	5.73	1.38
Less Distributions
Dividends from net investment income	(0.16)	—
Distributions from net realized capital gains	(0.30)	—
Total distributions	(0.46)	—
Net asset value end of period	26.51	21.24
Net assets end of period (000s)	$17,229	$4,249
Ratios and Supplemental Data (%)
Total return	27.16%	6.97%[c]
Ratio of total expenses to average net assets	0.80	0.80[d]
Ratio of net investment income/(loss) to average net assets	0.14	(0.28)[d]
Portfolio turnover^	146	133[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Human Capital Factor Unconstrained ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from February 23, 2022[a] through October 31, 2022
Net asset value beginning of period	$17.16	$16.02	$19.31
Income from Investment Operations
Net investment income/(loss)[b]	0.16	0.07	0.02
Net realized and unrealized gain/(loss) on investments	6.33	1.10	(3.31)
Total from investment operations	6.49	1.17	(3.29)
Less Distributions
Dividends from net investment income	(0.08)	(0.03)	—
Total distributions	(0.08)	(0.03)	—
Net asset value end of period	23.57	17.16	16.02
Net assets end of period (000s)	$13,552	$9,867	$6,807
Ratios and Supplemental Data (%)
Total return	37.85%	7.29%	(17.04)%[c]
Ratio of total expenses to average net assets	0.50	0.50	0.50[d]
Ratio of net investment income/(loss) to average net assets	0.74	0.42	0.16[d]
Portfolio turnover^	74	81	18[c]

Harbor Human Capital Factor US Large Cap ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from October 12, 2022[a] through October 31, 2022
Net asset value beginning of period	$24.89	$21.78	$19.96
Income from Investment Operations
Net investment income/(loss)[b]	0.31	0.28	0.01
Net realized and unrealized gain/(loss) on investments	9.87	2.89	1.81
Total from investment operations	10.18	3.17	1.82
Less Distributions
Dividends from net investment income	(0.28)	(0.06)	—
Distributions from net realized capital gains	(0.06)	—*	—
Total distributions	(0.34)	(0.06)	—
Net asset value end of period	34.73	24.89	21.78
Net assets end of period (000s)	$352,558	$247,646	$217,246
Ratios and Supplemental Data (%)
Total return	41.23%	14.61%	9.12%[c]
Ratio of total expenses to average net assets	0.35	0.35	0.35[d]
Ratio of net investment income/(loss) to average net assets	1.01	1.17	0.98[d]
Portfolio turnover^	41	22	2[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Human Capital Factor US Small Cap ETF
	Year Ended October 31, 2024	Period from April 12, 2023[a] through October 31, 2023
Net asset value beginning of period	$22.61	$24.70
Income from Investment Operations
Net investment income/(loss)[b]	0.23	0.08
Net realized and unrealized gain/(loss) on investments	6.12	(2.17)
Total from investment operations	6.35	(2.09)
Less Distributions
Dividends from net investment income	(0.12)	—
Total distributions	(0.12)	—
Net asset value end of period	28.84	22.61
Net assets end of period (000s)	$131,237	$102,865
Ratios and Supplemental Data (%)
Total return	28.09%	(8.46)%[c]
Ratio of total expenses to average net assets	0.60	0.60[d]
Ratio of net investment income/(loss) to average net assets	0.85	0.60[d]
Portfolio turnover^	96	12[c]

Harbor International Compounders ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from September 7, 2022[a] through October 31, 2022
Net asset value beginning of period	$22.44	$19.46	$19.89
Income from Investment Operations
Net investment income/(loss)[b]	0.29	0.27	0.02
Net realized and unrealized gain/(loss) on investments	4.72	2.73	(0.45)
Total from investment operations	5.01	3.00	(0.43)
Less Distributions
Dividends from net investment income	(0.17)	(0.02)	—
Total distributions	(0.17)	(0.02)	—
Net asset value end of period	27.28	22.44	19.46
Net assets end of period (000s)	$234,642	$20,753	$6,324
Ratios and Supplemental Data (%)
Total return	22.37%	15.44%	(2.16)%[c]
Ratio of total expenses to average net assets	0.55	0.55	0.55[d]
Ratio of net investment income/(loss) to average net assets	1.05	1.12	0.57[d]
Portfolio turnover^	3	17	1[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Long-Short Equity ETF
Period from December 4, 2023[a] through October 31, 2024
Net asset value beginning of period	$24.55
Income from Investment Operations
Net investment income/(loss)[b]	(0.05)
Net realized and unrealized gain/(loss) on investments	3.44
Total from investment operations	3.39
Net asset value end of period	27.94
Net assets end of period (000s)	$22,355
Ratios and Supplemental Data (%)
Total return	13.81%[c]
Ratio of total expenses to average net assets	1.98[d]
Ratio of total expenses excluding dividend and interest expense to average net assets	1.20[d]
Ratio of net investment income/(loss) to average net assets	(0.19)[d]
Portfolio turnover^	194[c]

Harbor Long-Term Growers ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from February 2, 2022[a] through October 31, 2022
Net asset value beginning of period	$17.59	$14.45	$19.32
Income from Investment Operations
Net investment income/(loss)[b]	(0.01)	0.01	—*
Net realized and unrealized gain/(loss) on investments	8.02	3.14	(4.87)
Total from investment operations	8.01	3.15	(4.87)
Less Distributions
Dividends from net investment income	(0.01)	(0.01)	—
Total distributions	(0.01)	(0.01)	—
Net asset value end of period	25.59	17.59	14.45
Net assets end of period (000s)	$585,312	$184,291	$78,726
Ratios and Supplemental Data (%)
Total return	45.57%	21.82%	(25.22)%[c]
Ratio of total expenses to average net assets	0.57	0.57	0.57[d]
Ratio of net investment income/(loss) to average net assets	(0.05)	0.05	0.03[d]
Portfolio turnover^	53	49	24[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Multi-Asset Explorer ETF
	Year Ended October 31, 2024	Period from September 13, 2023[a] through October 31, 2023
Net asset value beginning of period	$19.05	$19.99
Income from Investment Operations
Net investment income/(loss)[b,g]	0.66	0.03
Net realized and unrealized gain/(loss) on investments	4.05	(0.97)
Total from investment operations	4.71	(0.94)
Less Distributions
Dividends from net investment income	(0.57)	—
Total distributions	(0.57)	—
Net asset value end of period	23.19	19.05
Net assets end of period (000s)	$4,639	$3,334
Ratios and Supplemental Data (%)
Total return	25.14%	(4.70)%[c]
Ratio of total expenses to average net assets[g]	0.70	0.70[d]
Ratio of net investment income/(loss) to average net assets[g]	3.04	1.03[d]
Portfolio turnover^	136	125[c]

Harbor PanAgora Dynamic Large Cap Core ETF
Period from October 9, 2024[a] through October 31, 2024
Net asset value beginning of period	$20.14
Income from Investment Operations
Net investment income/(loss)[b]	(—)*
Net realized and unrealized gain/(loss) on investments	(0.31)
Total from investment operations	(0.31)
Net asset value end of period	19.83
Net assets end of period (000s)	$5,453
Ratios and Supplemental Data (%)
Total return	(1.54)%[c]
Ratio of total expenses to average net assets	0.35[d]
Ratio of net investment income/(loss) to average net assets	(0.13)[d]
Portfolio turnover^	—[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Scientific Alpha High-Yield ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
Net asset value beginning of period	$42.35	$42.50	$49.64	$50.00
Income from Investment Operations
Net investment income/(loss)[b]	3.47	3.35	2.34	1.70
Net realized and unrealized gain/(loss) on investments	3.44	(0.37)	(6.94)	(2.07)
Total from investment operations	6.91	2.98	(4.60)	(0.37)
Less Distributions
Dividends from net investment income	(3.42)	(3.13)	(2.53)	—
Distributions from net realized capital gains	—	—	(0.01)	—
Total distributions	(3.42)	(3.13)	(2.54)	—
Net asset value end of period	45.84	42.35	42.50	49.64
Net assets end of period (000s)	$141,574	$107,938	$29,838	$34,844
Ratios and Supplemental Data (%)
Total return	16.82%	7.08%	(9.49)%	(0.72)%[c]
Ratio of total expenses to average net assets	0.48	0.48	0.48	0.48[d]
Ratio of net investment income/(loss) to average net assets	7.70	7.72	5.13	3.42[d]
Portfolio turnover^	38	55	114	1[c]

Harbor Scientific Alpha Income ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
Net asset value beginning of period	$41.35	$41.88	$49.10	$50.00
Income from Investment Operations
Net investment income/(loss)[b]	2.87	2.55	1.42	1.00
Net realized and unrealized gain/(loss) on investments	2.12	(0.92)	(7.24)	(1.90)
Total from investment operations	4.99	1.63	(5.82)	(0.90)
Less Distributions
Dividends from net investment income	(2.58)	(2.16)	(1.40)	—
Total distributions	(2.58)	(2.16)	(1.40)	—
Net asset value end of period	43.76	41.35	41.88	49.10
Net assets end of period (000s)	$33,911	$31,013	$29,314	$34,367
Ratios and Supplemental Data (%)
Total return	12.36%	3.88%	(12.02)%	(1.80)%[c]
Ratio of total expenses to average net assets	0.50	0.50	0.50	0.50[d]
Ratio of net investment income/(loss) to average net assets	6.62	6.03	3.15	2.02[d]
Portfolio turnover^	42	63	124	—[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
*	Less than $0.01
+	The total return would have been lower had management fee not been waived during the period shown.
a	Commencement of Operations
b	Amounts are based on average daily shares outstanding during the period.
c	Unannualized
d	Annualized
e	Reflects the Advisor’s waiver, if any, of its management fee.
f	On May 20, 2022, the Westfield Capital Dividend Growth Fund was reorganized and converted from a mutual fund into Harbor Dividend Growth Leaders ETF.
g
The per share net investment income/(loss) and the ratios of income and expenses to average net assets represents the expenses paid by the Fund but does not include the acquired fund fees and expenses from the underlying funds.

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust
Notes to Financial Statements—October 31, 2024

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of October 31, 2024, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, and Harbor Long-Term Growers ETF which are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Active Small Cap ETF
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Disruptive Innovation ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

Harbor Long-Short Equity ETF, Harbor Disciplined Bond ETF, Harbor AlphaEdge™ Small Cap Earners ETF, Harbor Active Small Cap ETF, Harbor AlphaEdge™ Large Cap Value ETF, Harbor AlphaEdge™Next Generation REITs ETF and Harbor PanAgora Dynamic Large Cap Core ETF  commenced operations on December 4, 2023, May 1, 2024, July 9, 2024, August 28, 2024, September 4, 2024, September 4, 2024 and October 9, 2024, respectively.
Harbor Multi-Asset Explorer ETF invests in unaffiliated investment companies. The recent financial statements, including the accounting policies, and schedules of investments of the underlying funds should be read in conjunction with the Fund’s financial statements. The expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the underlying funds.
Reorganization
At a meeting held on August 13-14, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) setting forth the terms and conditions of the reorganization of the Disciplined Alpha Onshore Fund LP (the “Target Fund”), a limited partnership formed pursuant to the provisions of the Delaware Revised Uniform Limited Partnership Act, as amended, with and into the Harbor Long-Short Equity ETF, a newly-organized series of the Trust (the “Acquiring Fund”) (the “Reorganization”). The Reorganization was completed on December 4, 2023 (the “Reorganization Date”). Prior to the Reorganization Date, Disciplined Alpha LLC served as the investment adviser to the Target Fund. On the Reorganization Date, Harbor Capital became the investment adviser and Disciplined Alpha LLC became the subadvisor to the Acquiring Fund.
The Reorganization was accomplished by (1) the transfer of all of the Target Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the Target Fund’s liabilities; and (2) immediately thereafter (a) the number of shares of the Acquiring Fund received by the Target Fund was distributed to holders (“Target Fund Interest Holders”) of the outstanding limited partnership interests in the Target Fund (“Target Fund Interests”) in proportion to the positive Target Fund capital account balances relating thereto and (b) cash was distributed to Target Fund Interest Holders in lieu of fractional Acquiring Fund Shares, in redemption of all outstanding Target Fund Interests and in complete liquidation and termination of the Target Fund. The Reorganization was structured such that the Target Fund and the Acquiring Fund did not recognize gain or loss in connection with the transfer of assets as part of the Reorganization.
Pursuant to the Plan, the Target Fund organized as a limited partnership was converted to an ETF on the Reorganization Date. The Acquiring Fund is the surviving legal entity. The Acquiring Fund had no investment operations or performance history prior to the Reorganization Date. While the Acquiring Fund has adopted the performance history of the Target Fund for evaluating investment performance, the Acquiring Fund did not adopt the operating history of the Target Fund for financial reporting purposes. The Acquiring Fund was established as a “shell” fund, organized solely in connection with the Reorganization

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

for the purpose of acquiring the assets and assuming the liabilities of the Target Fund. Below is a breakout of assets, liabilities, and total net assets at fair value transferred to the Acquiring Fund as of Reorganization Date after the close of business of the Target Fund on December 1, 2023. The amounts in this table are in thousands.
Assets:
Investments, at cost	$4,299
Investments, at value	4,660
Cash	1,431
Dividends receivable	3
Total Assets	6.094
Liabilities:
Investments sold short, at value (proceeds: $2,213)	2,410
Other	1
Total Liabilities	2,411
NET ASSETS	$3,683
For financial reporting purposes, the Acquiring Fund recorded the assets received and liabilities assumed at fair value; however, the cost basis of each of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Distributable earnings in the Statement of Assets and Liabilities include distributable earnings in the amount of $1,844,000 transferred to the Acquiring Fund as of Reorganization Date after the close of business of the Target Fund on December 1, 2023. The Acquiring Fund had no assets or liabilities prior to the reorganization; 150,000 shares were issued by the Acquiring Fund with a net asset value of $24.55 on the Reorganization Date.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on the ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses are recognized as a component of interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Basis for Consolidation
Harbor Commodity All-Weather Strategy ETF’s and Harbor Energy Transition Strategy ETF’s Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations and Consolidated Statements of Changes in Net Assets include the investments and account balances of both the Funds and their wholly owned subsidiary, Harbor Cayman Inflation Focus Ltd and Harbor Cayman Energy Transition Ltd, respectively (individually, the “Subsidiary”). Each Fund’s Subsidiary enables each Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in its Subsidiary. All interfund transactions have been eliminated in the consolidation.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which it invests. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.
Net realized gains or losses on investments resulting from in-kind creation unit redemptions, if any, are recognized in each Fund’s Statement of Operations. Such realized gains or losses are not taxable to a Fund and are reclassified from Distributable earnings (loss) to Paid-in capital at the end of a Fund’s tax year.
Management has analyzed each Fund’s tax positions on the open tax year (in particular, U.S. federal income tax returns for the tax years ended October 31, 2021-2023), if applicable, including all positions expected to be taken upon filing the 2024 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in its Statement of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at year end.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty through which it made the short sale to serve as collateral for its obligation to deliver the borrowed security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee or premium to borrow securities or maintain an arrangement with a counterparty to borrow securities and is obligated to pay any accrued interest and dividends on these borrowed securities. Dividends declared on securities sold short are accrued on the ex-dividend date and are recorded as expenses in the Fund’s Statement of Operations. If the price of the security sold short increases between the time the short sale originated and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Until the borrowed security is replaced, the Fund will pledge cash or liquid investments sufficient to cover its short position with the Fund’s custodian. If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is no limit to the amount of the potential increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
During the period, Harbor Long-Short Equity ETF engaged in short sale transactions. The Fund has engaged State Street Bank and Trust Company (“State Street”) to provide prime brokerage and lending services. In accordance with the terms of the Fund’s agreement with State Street, the Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated and accrued daily based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The prime services fee is included in Dividend and interest expense on investments sold short in the Fund’s Statement of Operations.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the  fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making  cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet  margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the year, Harbor Energy Transition Strategy ETF (Consolidated) and Harbor Scientific Alpha Income ETF held futures contracts. Harbor Energy Transition Strategy ETF (Consolidated) used futures contracts to gain exposure to the commodities market. Harbor Scientific Alpha Income ETF used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations.
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from brokers on the Statements of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement.
During the year, Harbor Scientific Alpha Income ETF used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer.
Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swaps held by Harbor Commodity All-Weather Strategy ETF (Consolidated), which generally are reset monthly, may be terminated by the Funds at any time.
During the year, Harbor Commodity All-Weather Strategy ETF (Consolidated) and Harbor Energy Transition Strategy ETF (Consolidated) used excess return swaps to gain exposure to commodities markets.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.
NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities, U.S. government obligations, investments sold short and in-kind transactions, if any, for each Fund for the year ended October 31, 2024 were as follows:
	Purchases (000s)	Sales (000s)
Harbor Active Small Cap ETF	$923	$914
Harbor AlphaEdge™ Large Cap Value ETF	260	255
Harbor AlphaEdge™ Next Generation REITs ETF	186	173
Harbor AlphaEdge™ Small Cap Earners ETF	1,066	1,140
Harbor Commodity All-Weather Strategy ETF (Consolidated)	—	—
Harbor Disciplined Bond ETF	32,063	11,421
Harbor Disruptive Innovation ETF	18,256	18,418
Harbor Dividend Growth Leaders ETF	152,804	146,662
Harbor Energy Transition Strategy ETF (Consolidated)	—	—
Harbor Health Care ETF	16,550	16,630
Harbor Human Capital Factor Unconstrained ETF	9,328	9,251
Harbor Human Capital Factor US Large Cap ETF	129,065	127,202
Harbor Human Capital Factor US Small Cap ETF	119,961	118,746
Harbor International Compounders ETF	45,604	3,776
Harbor Long-Short Equity ETF	42,341	41,296
Harbor Long-Term Growers ETF	210,740	211,552
Harbor Multi-Asset Explorer ETF	5,312	5,853
Harbor PanAgora Dynamic Large Cap Core ETF	—	—
Harbor Scientific Alpha High-Yield ETF	45,646	48,445
Harbor Scientific Alpha Income ETF	14,230	13,119

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
For the year ended October 31, 2024, the following Funds engaged in in-kind transactions associated with Creation Unit purchases and redemptions:
	Purchases (000s)	Sales (000s)
Harbor Active Small Cap ETF	$8,357	$—
Harbor AlphaEdge™ Large Cap Value ETF	2,016	—
Harbor AlphaEdge™ Next Generation REITs ETF	2,020	—
Harbor AlphaEdge™ Small Cap Earners ETF	7,801	1,571
Harbor Disciplined Bond ETF	7,376	2,042
Harbor Disruptive Innovation ETF	1,948	32,887
Harbor Dividend Growth Leaders ETF	79,739	61,396
Harbor Health Care ETF	11,730	—
Harbor Human Capital Factor Unconstrained ETF	3,178	3,226
Harbor Human Capital Factor US Large Cap ETF	81,472	74,953
Harbor Human Capital Factor US Small Cap ETF	80,925	80,058
Harbor International Compounders ETF	177,000	9,684
Harbor Long-Short Equity ETF	18,754	—
Harbor Long-Term Growers ETF	401,600	114,342
Harbor Multi-Asset Explorer ETF	1,623	498
Harbor PanAgora Dynamic Large Cap Core ETF	5,537	—
Harbor Scientific Alpha High-Yield ETF	24,695	—
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
During the year, Harbor International Compounders ETF engaged in securities lending. As of October 31, 2024, there were no securities on loan outstanding.
NOTE 4—CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value (“NAV”). The Advisor determines the number of shares that constitutes a Creation Unit and only authorized participants are permitted to purchase or redeem Creation Units from the Funds. Except when aggregated in Creation Units, shares of each Fund are not redeemable. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Unless cash-only redemptions are available or specified for a Fund, the redemption proceeds for Creation Units will generally consist of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Net proceeds from sale of shares in the Statements of Changes in Net Assets.
From time to time, settlement of securities related to the purchase or redemption of Creation Units may be delayed and are reflected as Capital shares sold or Capital shares reacquired in the Statements of Assets and Liabilities.
NOTE 5—FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services. Each Fund has a separate advisory agreement with Harbor Capital. Pursuant to the advisory agreement, the Advisor pays all of the operating expenses of the Fund, except for (i) the fee payment under the investment advisory agreement; (ii) payments under each Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund;(vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 5—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
The advisory agreements provide for a management fee based on an annual percentage rate of average daily net assets as follows:
Management Fee
Harbor Active Small Cap ETF	0.80%
Harbor AlphaEdge™ Large Cap Value ETF	0.25
Harbor AlphaEdge™ Next Generation REITs ETF	0.50
Harbor AlphaEdge™ Small Cap Earners ETF	0.29
Harbor Commodity All-Weather Strategy ETF (Consolidated)	0.68
Harbor Disciplined Bond ETF	0.35
Harbor Disruptive Innovation ETF	0.75
Harbor Dividend Growth Leaders ETF	0.50
Harbor Energy Transition Strategy ETF (Consolidated)	0.80
Harbor Health Care ETF	0.80
Harbor Human Capital Factor Unconstrained ETF	0.50
Harbor Human Capital Factor US Large Cap ETF	0.35
Harbor Human Capital Factor US Small Cap ETF	0.60
Harbor International Compounders ETF	0.55
Harbor Long-Short Equity ETF	1.20
Harbor Long-Term Growers ETF	0.57
Harbor Multi-Asset Explorer ETF	0.70
Harbor PanAgora Dynamic Large Cap Core ETF	0.35
Harbor Scientific Alpha High-Yield ETF	0.48
Harbor Scientific Alpha Income ETF	0.50
Independent Trustees
The Advisor is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. The Trust has adopted policies and procedures pursuant to such rule. During the year, the Funds did not enter into any transactions with any other Harbor fund.
Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
NOTE 6—TAX INFORMATION
The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from U.S. GAAP. These differences are attributable to permanent book and tax accounting differences that were primarily due to the tax treatment of net investment losses and limitations, redemption in-kind distributions, the use of equalization, and the disallowance of loss from a controlled foreign corporation. Reclassifications, if any, are made

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION—Continued
to each Fund’s capital account to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. The amounts reclassified on the Statements of Assets and Liabilities for the year ended October 31, 2024 were as follows:
	Total Distributable Earnings/(Loss) (000s)	Paid in Capital (000s)
Harbor Active Small Cap ETF	$—	$—
Harbor AlphaEdge™ Large Cap Value ETF	—	—
Harbor AlphaEdge™ Next Generation REITs ETF	—	—
Harbor AlphaEdge™ Small Cap Earners ETF	(175)	175
Harbor Commodity All-Weather Strategy ETF (Consolidated)	—	—
Harbor Disciplined Bond ETF	(66)	66
Harbor Disruptive Innovation ETF	(8,578)	8,578
Harbor Dividend Growth Leaders ETF	(21,057)	21,057
Harbor Energy Transition Strategy ETF (Consolidated)	2,559	(2,559)
Harbor Health Care ETF	—	—
Harbor Human Capital Factor Unconstrained ETF	(1,204)	1,204
Harbor Human Capital Factor US Large Cap ETF	(31,348)	31,348
Harbor Human Capital Factor US Small Cap ETF	(22,368)	22,368
Harbor International Compounders ETF	(1,700)	1,700
Harbor Long-Short Equity ETF	(1,245)	1,245
Harbor Long-Term Growers ETF	(42,224)	42,224
Harbor Multi-Asset Explorer ETF	(41)	41
Harbor PanAgora Dynamic Large Cap Core ETF	—	—
Harbor Scientific Alpha High-Yield ETF	—	—
Harbor Scientific Alpha Income ETF	—	—
The tax composition of each Fund’s distributions was as follows:
	As of October 31, 2024			As of October 31, 2023
	Ordinary Income (000s)	Long-Term Capital Gains (000s)	Total (000s)	Ordinary Income (000s)	Long-Term Capital Gains (000s)	Total (000s)
Harbor Active Small Cap ETF	$—	$—	$—	N/A	N/A	N/A
Harbor AlphaEdge™ Large Cap Value ETF	—	—	—	N/A	N/A	N/A
Harbor AlphaEdge™ Next Generation REITs ETF	—	—	—	N/A	N/A	N/A
Harbor AlphaEdge™ Small Cap Earners ETF	—	—	—	N/A	N/A	N/A
Harbor Commodity All-Weather Strategy ETF (Consolidated)	7,168	—	7,168	$427	$—	$427
Harbor Disciplined Bond ETF	503	—	503	N/A	N/A	N/A
Harbor Disruptive Innovation ETF	—	—	—	—	—	—
Harbor Dividend Growth Leaders ETF	3,947	—	3,947	5,022	5,707	10,729
Harbor Energy Transition Strategy ETF (Consolidated)	744	—	744	148	—	148
Harbor Health Care ETF	92	—	92	—	—	—
Harbor Human Capital Factor Unconstrained ETF	44	—	44	11	—	11
Harbor Human Capital Factor US Large Cap ETF	3,346	29	3,375	628	—	628
Harbor Human Capital Factor US Small Cap ETF	538	—	538	—	—	—
Harbor International Compounders ETF	191	—	191	8	—	8
Harbor Long-Short Equity ETF	—	—	—	N/A	N/A	N/A
Harbor Long-Term Growers ETF	154	—	154	53	—	53
Harbor Multi-Asset Explorer ETF	99	—	99	—	—	—
Harbor PanAgora Dynamic Large Cap Core ETF	—	—	—	N/A	N/A	N/A
Harbor Scientific Alpha High-Yield ETF	9,422	—	9,422	6,422	—	6,422
Harbor Scientific Alpha Income ETF	1,971	—	1,971	1,584	—	1,584

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION—Continued
As of October 31, 2024, the components of each Fund’s distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income (000s)	Undistributed Long-Term Capital Gains (000s)	Unrealized Appreciation/ (Depreciation) (000s)	Accumulated Capital and Other Losses (000s)	Other Temporary Differences (000s)	Total Distributable Earnings/(Loss) (000s)
Harbor Active Small Cap ETF	$41	$—	$164	$—	$—	$205
Harbor AlphaEdge™ Large Cap Value ETF	7	—	38	—	—	45
Harbor AlphaEdge™ Next Generation REITs ETF	8	2	(27)	—	—	(17)
Harbor AlphaEdge™ Small Cap Earners ETF	135	4	91	—	—	230
Harbor Commodity All-Weather Strategy ETF (Consolidated)	6,938	—	37	(3)	—	6,972
Harbor Disciplined Bond ETF	200	—	421	—	—	621
Harbor Disruptive Innovation ETF	—	—	100	(3,408)	—	(3,308)
Harbor Dividend Growth Leaders ETF	30	—	58,735	(10,498)	—	48,267
Harbor Energy Transition Strategy ETF (Consolidated)	541	—	4	—	—	545
Harbor Health Care ETF	63	24	1,233	—	—	1,320
Harbor Human Capital Factor Unconstrained ETF	71	—	1,691	(218)	—	1,544
Harbor Human Capital Factor US Large Cap ETF	—	—	94,058	—	—	94,058
Harbor Human Capital Factor US Small Cap ETF	666	—	8,738	(14,926)	—	(5,522)
Harbor International Compounders ETF	1,232	—	1,229	(254)	(19)	2,188
Harbor Long-Short Equity ETF	—	—	4,768	(2,140)	—	2,628
Harbor Long-Term Growers ETF	—	—	100,751	(17,874)	—	82,877
Harbor Multi-Asset Explorer ETF	80	—	449	—	—	529
Harbor PanAgora Dynamic Large Cap Core ETF	—	—	(84)	—	—	(84)
Harbor Scientific Alpha High-Yield ETF	1,055	—	3,920	(122,160)	—	(117,185)
Harbor Scientific Alpha Income ETF	369	—	492	(5,191)	—	(4,330)
As of October 31, 2024, for federal income tax purposes, the following Fund had a qualified late year loss deferral to offset fiscal year 2025 ordinary income:
Qualified Late Year Ordinary Loss Deferral (000s)
Harbor Disruptive Innovation ETF	$101
Harbor Long-Term Growers ETF	323
As of October 31, 2024, each Fund in the following table had capital loss carryforwards for federal tax purposes which will reduce each Fund’s taxable income arising from future net realized gains on investments to the extent permitted by the Internal Revenue Code. Use of the capital loss carryforwards will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve each Fund of any federal tax liability. The capital loss carryforwards do not expire.
Capital Loss Carryforward
	Short-Term (000s)	Long-Term (000s)	Total (000s)
Harbor Commodity All-Weather Strategy ETF(Consolidated)	$ (3)	$ —	$ (3)
Harbor Disruptive Innovation ETF	(2,969)	(338)	(3,307)
Harbor Dividend Growth Leaders ETF	(9,376)	(1,122)	(10,498)
Harbor Human Capital Factor Unconstrained ETF	(163)	(55)	(218)
Harbor Human Capital Factor US Small Cap ETF	(14,533)	(393)	(14,926)
Harbor International Compounders ETF	(254)	—	(254)
Harbor Long-Short Equity ETF	(2,140)	—	(2,140)
Harbor Long-Term Growers ETF	(16,363)	(1,188)	(17,551)
Harbor Scientific Alpha High-Yield ETF*	(15,248)	(106,912)	(122,160)
Harbor Scientific Alpha Income ETF	(4,022)	(1,169)	(5,191)

*	A portion of the capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION—Continued
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of October 31, 2024 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Active Small Cap ETF	$8,404	$513	$ (349)	$164
Harbor AlphaEdge™ Large Cap Value ETF	2,022	84	(46)	38
Harbor AlphaEdge™ Next Generation REITs ETF	2,032	32	(59)	(27)
Harbor AlphaEdge™ Small Cap Earners ETF	6,414	487	(396)	91
Harbor Commodity All-Weather Strategy ETF (Consolidated)*	224,680	37	—	37
Harbor Disciplined Bond ETF	26,182	465	(44)	421
Harbor Disruptive Innovation ETF *	3,391	345	(245)	100
Harbor Dividend Growth Leaders ETF *	214,887	60,059	(1,324)	58,735
Harbor Energy Transition Strategy ETF (Consolidated)	8,470	4	—	4
Harbor Health Care ETF	15,789	1,807	(574)	1,233
Harbor Human Capital Factor Unconstrained ETF *	11,853	2,222	(531)	1,691
Harbor Human Capital Factor US Large Cap ETF	258,403	99,832	(5,774)	94,058
Harbor Human Capital Factor US Small Cap ETF *	122,537	20,009	(11,271)	8,738
Harbor International Compounders ETF *	231,937	11,789	(10,560)	1,229
Harbor Long-Short Equity ETF (includes investments sold short) *	8,813	4,895	(127)	4,768
Harbor Long-Term Growers ETF *	481,966	107,201	(6,450)	100,751
Harbor Multi-Asset Explorer ETF	4,176	460	(11)	449
Harbor PanAgora Dynamic Large Cap Core ETF	5,537	69	(153)	(84)
Harbor Scientific Alpha High-Yield ETF *	134,238	4,964	(1,044)	3,920
Harbor Scientific Alpha Income ETF *	31,712	1,376	(884)	492

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
NOTE 7—DERIVATIVES
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the year ended October 31, 2024, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.
Derivative Instruments
As of October 31, 2024, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Assets
Unrealized appreciation on OTC swap agreements	$—

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 7—DERIVATIVES—Continued

Harbor Energy Transition Strategy ETF (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Assets
Variation margin on futures contracts[a]	$685
Liabilities
Variation margin on futures contracts[a]	(686)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Harbor Scientific Alpha Income ETF
Statement of Assets and Liabilities Caption	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Assets
Variation margin on centrally cleared swap agreements[a,b]	$—	$1	$1
Variation margin on futures contracts[a]	26	—	26
Liabilities
Variation margin on centrally cleared swap agreements[a,b]	—	(9)	(9)
Variation margin on futures contracts[a]	(204)	—	(204)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

b	Net of upfront premium received of $264
Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives, by primary risk exposure, for the year ended October 31, 2024, were:
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
Commodity Contracts (000s)
Net realized gain/(loss) on derivatives
Swap agreements	$321
Commodity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Swap agreements	$—

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 7—DERIVATIVES—Continued
Harbor Energy Transition Strategy ETF (CONSOLIDATED)
Commodity Contracts (000s)
Net realized gain/(loss) on derivatives
Futures contracts	$(146)
Swap agreements	(2,683)
Net realized gain/(loss) on derivatives	$(2,829)
Commodity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures contracts	$(1)
Swap agreements	—
Change in net unrealized appreciation/(depreciation) on derivatives	$(1)

Harbor Scientific Alpha Income ETF
	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Net realized gain/(loss) on derivatives
Futures contracts	$260	$—	$260
Swap agreements	—	(605)	(605)
Net realized gain/(loss) on derivatives	$260	$(605)	$(345)
	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures contracts	$(88)	$—	$(88)
Swap agreements	—	(46)	(46)
Change in net unrealized appreciation/(depreciation) on derivatives	$(88)	$(46)	$(134)
NOTE 8—OFFSETTING ASSETS AND LIABILITIES
Master Netting Arrangements
As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Consolidated Statements of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 8—OFFSETTING ASSETS AND LIABILITIES—Continued
For the year ended October 31, 2024, the following Master Netting Arrangements have been entered into as follows:
International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of October 31, 2024, Harbor Commodity All-Weather Strategy ETF (Consolidated) had investment exposures subject to the terms of these agreements.
The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2024.
HARBOR COMMODITY ALL-WEATHER STRATEGY ETF (CONSOLIDATED)
	Financial Derivative Assets
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)
Harbor Cayman Inflation Focus Ltd. (Subsidiary)[a]
Macquarie Bank Limited	$—	$8,230	$—

*Of the total collateral received and/or pledged listed in the above table, cash of  $8,230 included in “Due from broker” on the Consolidated Statements of Assets and
Liabilities, was pledged as collateral for Harbor Cayman Inflation Focus Ltd.

aHarbor Cayman Inflation Focus Ltd. is recognized as separate legal entity for the purpose of the ISDA agreement.
Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.
NOTE 9—SUBSEQUENT EVENTS
At the meeting held on November 18-19, 2024, the Board of Trustees voted to liquidate and dissolve Harbor Disruptive Innovation ETF and Harbor Energy Transition Strategy ETF. The liquidation of the Funds occurred on December 19, 2024. Additional information related to the liquidation can be found in the supplement to the Funds' prospectus and statement of additional information as filed with the SEC on November 22, 2024.
Through the date the financial statements were issued, there were no other subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

⬤

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
Harbor ETF Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities of Harbor Commodity All-Weather Strategy ETF (Consolidated) and Harbor Energy Transition Strategy ETF (Consolidated) (two of the Funds comprising Harbor ETF Trust (the “Trust”)), including the consolidated portfolios of investments, as of October 31, 2024, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”).  We have also audited the accompanying statements of assets and liabilities of  Harbor Active Small Cap ETF, Harbor AlphaEdgeTM Large Cap Value ETF, Harbor AlphaEdgeTM Next Generation REITs ETF, Harbor AlphaEdgeTM Small Cap Earners ETF, Harbor Disciplined Bond ETF, Harbor Disruptive Innovation ETF, Harbor Dividend Growth Leaders ETF, Harbor Health Care ETF, Harbor Human Capital Factor Unconstrained ETF, Harbor Human Capital Factor US Large Cap ETF, Harbor Human Capital Factor US Small Cap ETF, Harbor International Compounders ETF, Harbor Long-Short Equity ETF, Harbor Long-Term Growers ETF, Harbor Multi-Asset Explorer ETF, Harbor PanAgora Dynamic Large Cap Core ETF, Harbor Scientific Alpha High-Yield ETF, and Harbor Scientific Alpha Income ETF (eighteen of the Funds comprising the “Trust”) (collectively, with Harbor Commodity All-Weather Strategy ETF (Consolidated) and Harbor Energy Transition Strategy ETF (Consolidated) referred to as the “Funds”), including the portfolios of investments, as of October 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty of the Funds comprising Harbor ETF Trust) at October 31, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table, in conformity with U.S. generally accepted accounting principles.
The financial highlights of each of the two years in the period ended October 31, 2021 for the Harbor Dividend Growth Leaders ETF Fund were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on the financial highlights.
Funds comprising the Harbor ETF Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Harbor Active Small Cap ETF	For the period from August 28, 2024 (commencement of operations) through October 31, 2024
Harbor AlphaEdge™ Large Cap Value ETF Harbor AlphaEdge™ Next Generation REITs ETF	For the period from September 4, 2024 (commencement of operations) through October 31, 2024
Harbor AlphaEdge™ Small Cap Earners ETF	For the period from July 9, 2024 (commencement of operations) through October 31, 2024
Harbor Commodity All-Weather Strategy ETF (Consolidated)	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the two years in the period ended October 31, 2024 and for the period from February 9, 2022 (commencement of operations) through October 31, 2022
Harbor Disciplined Bond ETF	For the period from May 1, 2024 (commencement of operations) through October 31, 2024
Harbor Disruptive Innovation ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the two years in the period ended October 31, 2024 and for the period from December 1, 2021 (commencement of operations) through October 31, 2022
Harbor Dividend Growth Leaders ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the three years in the period ended October 31, 2024
Harbor Energy Transition Strategy ETF (Consolidated)	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the two years in the period ended October 31, 2024 and for the period from July 13, 2022 (commencement of operations) through October 31, 2022
Harbor Health Care ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from November 16, 2022 (commencement of operations) through October 31, 2023

⬤

Report of Independent Registered Public Accounting Firm—Continued

Funds comprising the Harbor ETF Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Harbor Human Capital Factor Unconstrained ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the two years in the period ended October 31, 2024 and for the period from February 23, 2022 (commencement of operations) through October 31, 2022
Harbor Human Capital Factor US Large Cap ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the two years in the period ended October 31, 2024 and for the period from October 12, 2022 (commencement of operations) through October 31, 2022
Harbor Human Capital Factor US Small Cap ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from April 12, 2023 (commencement of operations) through October 31, 2023
Harbor International Compounders ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the two years in the period ended October 31, 2024 and for the period from September 7, 2022 (commencement of operations) through October 31, 2022
Harbor Long-Short Equity ETF	For the period from December 4, 2023 (commencement of operations) through October 31, 2024
Harbor Long-Term Growers ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the two years in the period ended October 31, 2024 and for the period from February 2, 2022 (commencement of operations) through October 31, 2022
Harbor Multi-Asset Explorer ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from September 13, 2023 (commencement of operations) through October 31, 2023
Harbor PanAgora Dynamic Large Cap Core ETF	For the period from October 9, 2024 (commencement of operations) through October 31, 2024
Harbor Scientific Alpha High-Yield ETF Harbor Scientific Alpha Income ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the three years in the period ended October 31, 2024 and the period from September 14, 2021 (commencement of operations) through October 31, 2021
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

⬤

Report of Independent Registered Public Accounting Firm—Continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Harbor funds investment companies since 2000.
Chicago, Illinois
December 23, 2024

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)

Additional Tax Information
For the fiscal year ended October 31, 2024, each Fund designates up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket.
For the period ended October 31, 2024, each Fund designates up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income for individuals.
If a Fund pays a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV.
The Funds designate the following portions of their distributions from investment company taxable income for the fiscal year ended October 31, 2024 as qualifying for the dividends received deduction for corporate shareholders.
Percentage of Distribution
Harbor Active Small Cap ETF	14%
Harbor AlphaEdge™ Large Cap Value ETF	32
Harbor AlphaEdge™ Next Generation REITs ETF	1
Harbor AlphaEdge™ Small Cap Earners ETF	15
Harbor Dividend Growth Leaders ETF	100
Harbor Health Care ETF	100
Harbor Human Capital Factor Unconstrained ETF	97
Harbor Human Capital Factor US Large Cap ETF	100
Harbor Human Capital Factor US Small Cap ETF	100
Harbor International Compounders ETF	3
Harbor Multi-Asset Explorer ETF	5
Harbor PanAgora Dynamic Large Cap Core ETF	5
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following capital gain dividends for the fiscal year ended October 31, 2024:
Amount (000s)
Harbor Human Capital Factor US Large Cap ETF	$2,166
For the fiscal year ended October 31, 2024, the Funds, if applicable, designate up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code 163 (j) as interest income eligible for income inclusion for corporate shareholders.
The Funds designate the following foreign taxes paid and foreign source income for Federal income tax purposes:
	Foreign Taxes Paid (000s)	Foreign Source Earned Income (000s)
Harbor International Compounders ETF	$110	$1,311
Shareholders that received distributions from a Fund through a taxable account during calendar year 2024 will receive a Form 1099-DIV in January 2025 that will show the tax character of those distributions.
FORM N-CSR ITEMS 8-11
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Harbor Capital Advisors Inc., the funds’ investment advisor, is responsible for bearing expenses associated with independent trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) (if applicable) of each Fund be approved initially, and following an initial two-year term, at least annually, by Harbor ETF Trust’s (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF HARBOR DISCIPLINED BOND ETF
At a meeting of the Board held on February 13-15, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor Disciplined Bond ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, the Trust, on behalf of the Fund, and Income Research + Management (the “Subadviser” or “IR+M”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications and of the Subadviser in its capacity as a subadviser for another Harbor fund. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Harbor funds’ operations and the Adviser’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for the Fund, (ii) monitor and oversee the performance and investment capabilities of such subadviser, and (iii) recommend the replacement of a subadviser when appropriate.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and IR+M, including the background, education, expertise and experience of the investment professionals of Harbor Capital and IR+M to provide services to the Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and IR+M as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and IR+M for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of IR+M’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
•The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•The investment performance of IR+M in managing other accounts in a style similar to the style to be utilized in managing the Fund relative to the performance of a benchmark index;
•The expected profitability of Harbor Capital with respect to the Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital, IR+M and their respective affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of many Harbor funds, to identify and recommend to the Trustees quality subadvisers for the Harbor funds, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds' operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadviser’s personnel, the quality of the Subadviser’s processes and the culture of the Subadviser.
Advisory Fee and Expense Ratio
The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed the proposed net expense ratio for the Fund was below the average and median of two peer groups of funds compiled using Morningstar data and presented to the Board for comparison purposes (one consisting solely of ETFs and the other of ETFs and mutual funds).
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to IR+M and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing the Fund’s expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT OF HARBOR ALPHAEDGE™ SMALL CAP EARNERS ETF
At a meeting of the Board held on May 15-17, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of the Harbor AlphaEdge™ Small Cap Earners ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”).
In evaluating the Investment Advisory Agreement, the Trustees reviewed materials furnished by the Adviser, including information about its affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and the underlying index the Fund would seek to track.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement were fair and reasonable and approved the Investment Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the services proposed to be provided by Harbor Capital, including the background, education, expertise and experience of the investment professionals of Harbor Capital to provide services to the Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital as well as the qualifications of its personnel;
•The fee proposed to be charged by Harbor Capital for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•Information about the index the Fund would seek to track, Harbor Capital’s assessment of that index, and Harbor Capital’s proposed strategy for seeking to track the index;
•The expected profitability of Harbor Capital with respect to the Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital and its affiliates as a result of their relationship with the Fund.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track the underlying index.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to manage the Fund in accordance with its investment objective. The Trustees also considered Harbor Capital’s role as index provider for the Fund’s underlying index and the resources dedicated to the index construction process.
Advisory Fee and Expense Ratio
The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of two peer groups of funds compiled using Morningstar data and presented to the Board for comparison purposes (one consisting solely of ETFs and the other of ETFs and mutual funds).
Profitability
The Trustees also noted that Harbor Capital expected to operate the Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing the Fund’s expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF HARBOR ACTIVE SMALL CAP ETF
At a meeting of the Board held on August 7-9, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor Active Small Cap ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, the Trust, on behalf of the Fund, and Byron Place Capital Management, LLC (the “Subadviser” or “Byron Place”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Harbor funds’ operations and the Adviser’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for the Fund, (ii) monitor and oversee the performance and investment capabilities of such subadviser, and (iii) recommend the replacement of a subadviser when appropriate.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and Byron Place, including the background, education, expertise and experience of the investment professionals of Harbor Capital and Byron Place to provide services to the Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and Byron Place as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and Byron Place for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of Byron Place’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•The investment performance for Byron Place’s Active Small Cap Composite, reflecting the strategy to be used for the Fund, relative to the performance of a benchmark index;
•The expected profitability of Harbor Capital with respect to the Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital, Byron Place and their respective affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of many Harbor funds, to identify and recommend to the Trustees quality subadvisers for the Harbor funds, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment,

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
administrative, legal and compliance professionals dedicated to the Harbor funds' operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadviser’s personnel, the quality of the Subadviser’s processes and the culture of the Subadviser.
Advisory Fee and Expense Ratio
The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of a peer group consisting of ETFs and mutual funds and above the average and median of a peer group consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes. The Trustees further noted that the peer group consisting solely of ETFs is comprised primarily of passively managed funds.
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to Byron Place and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing the Fund’s expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT OF HARBOR ALPHAEDGE™ NEXT GENERATION REITS ETF AND HARBOR ALPHAEDGE™ LARGE CAP VALUE ETF
At a meeting of the Board held on August 7-9, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the Investment Advisory Agreement between the Trust, on behalf of each of Harbor AlphaEdge™ Next Generation REITs ETF and Harbor AlphaEdge™ Large Cap Value ETF (each a “Fund” and, together, the “Funds”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”).
In evaluating the Investment Advisory Agreement, the Trustees reviewed materials furnished by the Adviser, including information about its affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and the underlying index each Fund would seek to track.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement were fair and reasonable and approved the Investment Advisory Agreement for an initial two-year term as being in the best interests of each Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering each Fund’s proposed Investment Advisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the services proposed to be provided by Harbor Capital, including the background, education, expertise and experience of the investment professionals of Harbor Capital to provide services to each Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital as well as the qualifications of its personnel;
•The fee proposed to be charged by Harbor Capital for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of each Fund, with certain limited exceptions;
•The proposed fees and expense ratios of each Fund relative to the fees and expense ratios of similar investment companies;
•Information about the indexes each Fund would seek to track, Harbor Capital’s assessment of those indexes, and Harbor Capital’s proposed strategy for seeking to track the indexes;
•The expected profitability of Harbor Capital with respect to each Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital and its affiliates as a result of their relationship with each Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability to manage each Fund in accordance with its investment objective of seeking to track its underlying index.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to manage each Fund in accordance with its investment objective. The Trustees also considered Harbor Capital’s role as index provider for each Fund’s underlying index and the resources dedicated to the index construction process.
Advisory Fees and Expense Ratios
The Trustees noted that each Fund’s proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the Agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for Harbor AlphaEdge™ Next Generation REITs ETF was below the average and median of a peer group consisting of mutual funds and ETFs and equal to the median, and above the average, of a peer group consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes. The Trustees further observed that the data showed that the proposed net expense ratio for Harbor AlphaEdge™ Large Cap Value ETF was below the average and median of two peer groups of funds (one consisting of mutual funds and ETFs and the other solely of ETFs), both compiled using Morningstar data and presented to the Board for comparison purposes.
Profitability
The Trustees also noted that Harbor Capital expected to operate each Fund initially at a loss.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
Economies of Scale
The Trustees concluded that breakpoints in each Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing each Fund’s expenses and the uncertainty surrounding the aspects of each Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in each Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF HARBOR PANAGORA DYNAMIC LARGE CAP CORE ETF
At a meeting of the Board held on August 7-9, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor PanAgora Dynamic Large Cap Core ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, the Trust, on behalf of the Fund, and PanAgora Asset Management Inc. (the “Subadviser” or “PanAgora”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Harbor funds’ operations and the Adviser’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for the Fund, (ii) monitor and oversee the performance and investment capabilities of such subadviser, and (iii) recommend the replacement of a subadviser when appropriate.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and PanAgora, including the background, education, expertise and experience of the investment professionals of Harbor Capital and PanAgora to provide services to the Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and PanAgora as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and PanAgora for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of PanAgora’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
•The investment performance of PanAgora in managing other accounts in a style similar to the style to be utilized in managing the Fund relative to the performance of a benchmark index;
•The expected profitability of Harbor Capital with respect to the Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital, PanAgora and their respective affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of many Harbor funds, to identify and recommend to the Trustees quality subadvisers for the Harbor funds, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadviser’s personnel, the quality of the Subadviser’s processes and the culture of the Subadviser.
Advisory Fee and Expense Ratio
The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of two peer groups of funds compiled using Morningstar data and presented to the Board for comparison purposes (one consisting solely of ETFs and the other of ETFs and mutual funds).
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to PanAgora and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing the Fund’s expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.

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ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Harbor Capital Advisors Inc., the funds’ investment advisor, is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMET ADVISORY CONTRACT

The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) (if applicable) of each Fund be approved initially, and following an initial two-year term, at least annually, by Harbor ETF Trust’s (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF Harbor Disciplined Bond ETF

At a meeting of the Board held on February 13-15, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor Disciplined Bond ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, the Trust, on behalf of the Fund, and Income Research + Management (the “Subadviser” or “IR+M”).

In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications and of the Subadviser in its capacity as a subadviser for another Harbor fund. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Harbor funds’ operations and the Adviser’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for the Fund, (ii) monitor and oversee the performance and investment capabilities of such subadviser, and (iii) recommend the replacement of a subadviser when appropriate.

At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.

Factors Considered

In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

Among the factors considered by the Trustees were the following:

•	The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and IR+M, including the background, education, expertise and experience of the investment professionals of Harbor Capital and IR+M to provide services to the Fund;
•	The favorable history, reputation, qualifications and background of Harbor Capital and IR+M as well as the qualifications of their personnel;
•	The fees proposed to be charged by Harbor Capital and IR+M for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of IR+M’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•	The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•	The investment performance of IR+M in managing other accounts in a style similar to the style to be utilized in managing the Fund relative to the performance of a benchmark index;

•	The expected profitability of Harbor Capital with respect to the Fund;
•	Information received at meetings throughout the year related to services rendered by Harbor Capital;
•	The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•	Any “fall out” benefits that might inure to Harbor Capital, IR+M and their respective affiliates as a result of their relationship with the Fund.

Nature, Extent, and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of many Harbor funds, to identify and recommend to the Trustees quality subadvisers for the Harbor funds, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.

The Board evaluated the nature, extent and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadviser’s personnel, the quality of the Subadviser’s processes and the culture of the Subadviser.

Advisory Fee and Expense Ratio

The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed the proposed net expense ratio for the Fund was below the average and median of two peer groups of funds compiled using Morningstar data and presented to the Board for comparison purposes (one consisting solely of ETFs and the other of ETFs and mutual funds).

The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to IR+M and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.

Profitability

The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.

Economies of Scale

The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing the Fund’s expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT OF Harbor ALPHAEDGE SMALL CAP EARNERS ETF

At a meeting of the Board held on May 15-17, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of the Harbor AlphaEdge Small Cap Earners ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”).

In evaluating the Investment Advisory Agreement, the Trustees reviewed materials furnished by the Adviser, including information about its affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and the underlying index the Fund would seek to track.

At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement were fair and reasonable and approved the Investment Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.

Factors Considered

In considering the Fund’s proposed Investment Advisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

Among the factors considered by the Trustees were the following:

•	The nature, extent, and quality of the services proposed to be provided by Harbor Capital, including the background, education, expertise and experience of the investment professionals of Harbor Capital to provide services to the Fund;
•	The favorable history, reputation, qualifications and background of Harbor Capital as well as the qualifications of its personnel;
•	The fee proposed to be charged by Harbor Capital for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•	The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•	Information about the index the Fund would seek to track, Harbor Capital’s assessment of that index, and Harbor Capital’s proposed strategy for seeking to track the index;

•	The expected profitability of Harbor Capital with respect to the Fund;
•	Information received at meetings throughout the year related to services rendered by Harbor Capital;
•	The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•	Any “fall out” benefits that might inure to Harbor Capital and its affiliates as a result of their relationship with the Fund.

Nature, Extent, and Quality of Services

In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track the underlying index.

The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to manage the Fund in accordance with its investment objective. The Trustees also considered Harbor Capital’s role as index provider for the Fund’s underlying index and the resources dedicated to the index construction process.

Advisory Fee and Expense Ratio

The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of two peer groups of funds compiled using Morningstar data and presented to the Board for comparison purposes (one consisting solely of ETFs and the other of ETFs and mutual funds).

Profitability

The Trustees also noted that Harbor Capital expected to operate the Fund initially at a loss.

Economies of Scale

The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing the Fund’s expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF Harbor ACTIVE SMALL CAP ETF

At a meeting of the Board held on August 7-9, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor Active Small Cap ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, the Trust, on behalf of the Fund, and Byron Place Capital Management, LLC (the “Subadviser” or “Byron Place”).

In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Harbor funds’ operations and the Adviser’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for the Fund, (ii) monitor and oversee the performance and investment capabilities of such subadviser, and (iii) recommend the replacement of a subadviser when appropriate.

At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.

Factors Considered

In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

Among the factors considered by the Trustees were the following:

•	The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and Byron Place, including the background, education, expertise and experience of the investment professionals of Harbor Capital and Byron Place to provide services to the Fund;
•	The favorable history, reputation, qualifications and background of Harbor Capital and Byron Place as well as the qualifications of their personnel;
•	The fees proposed to be charged by Harbor Capital and Byron Place for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of Byron Place’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•	The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•	The investment performance for Byron Place’s Active Small Cap Composite, reflecting the strategy to be used for the Fund, relative to the performance of a benchmark index;
•	The expected profitability of Harbor Capital with respect to the Fund;
•	Information received at meetings throughout the year related to services rendered by Harbor Capital;
•	The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and

•	Any “fall out” benefits that might inure to Harbor Capital, Byron Place and their respective affiliates as a result of their relationship with the Fund.

Nature, Extent, and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of many Harbor funds, to identify and recommend to the Trustees quality subadvisers for the Harbor funds, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.

The Board evaluated the nature, extent and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadviser’s personnel, the quality of the Subadviser’s processes and the culture of the Subadviser.

Advisory Fee and Expense Ratio

The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of a peer group consisting of ETFs and mutual funds and above the average and median of a peer group consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes. The Trustees further noted that the peer group consisting solely of ETFs is comprised primarily of passively managed funds.

The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to Byron Place and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.

Profitability

The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.

Economies of Scale

The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing the Fund’s expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT OF Harbor ALPHAEDGE NEXT GENERATION REITS ETF AND hARBOR ALPHAEDGE LARGE CAP VALUE ETF

At a meeting of the Board held on August 7-9, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the Investment Advisory Agreement between the Trust, on behalf of each of Harbor AlphaEdge Next Generation REITs ETF and Harbor AlphaEdge Large Cap Value ETF (each a “Fund” and, together, the “Funds”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”).

In evaluating the Investment Advisory Agreement, the Trustees reviewed materials furnished by the Adviser, including information about its affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and the underlying index each Fund would seek to track.

At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement were fair and reasonable and approved the Investment Advisory Agreement for an initial two-year term as being in the best interests of each Fund and its future shareholders.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.

Factors Considered

In considering each Fund’s proposed Investment Advisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

Among the factors considered by the Trustees were the following:

•	The nature, extent, and quality of the services proposed to be provided by Harbor Capital, including the background, education, expertise and experience of the investment professionals of Harbor Capital to provide services to each Fund;
•	The favorable history, reputation, qualifications and background of Harbor Capital as well as the qualifications of its personnel;
•	The fee proposed to be charged by Harbor Capital for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of each Fund, with certain limited exceptions;
•	The proposed fees and expense ratios of each Fund relative to the fees and expense ratios of similar investment companies;
•	Information about the indexes each Fund would seek to track, Harbor Capital’s assessment of those indexes, and Harbor Capital’s proposed strategy for seeking to track the indexes;

•	The expected profitability of Harbor Capital with respect to each Fund;
•	Information received at meetings throughout the year related to services rendered by Harbor Capital;
•	The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•	Any “fall out” benefits that might inure to Harbor Capital and its affiliates as a result of their relationship with each Fund.

Nature, Extent, and Quality of Services

In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability to manage each Fund in accordance with its investment objective of seeking to track its underlying index.

The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to manage each Fund in accordance with its investment objective. The Trustees also considered Harbor Capital’s role as index provider for each Fund’s underlying index and the resources dedicated to the index construction process.

Advisory Fees and Expense Ratios

The Trustees noted that each Fund’s proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the Agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for Harbor AlphaEdge Next Generation REITs ETF was below the average and median of a peer group consisting of mutual funds and ETFs and equal to the median, and above the average, of a peer group consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes. The Trustees further observed that the data showed that the proposed net expense ratio for Harbor AlphaEdge Large Cap Value ETF was below the average and median of two peer groups of funds (one consisting of mutual funds and ETFs and the other solely of ETFs), both compiled using Morningstar data and presented to the Board for comparison purposes.

Profitability

The Trustees also noted that Harbor Capital expected to operate each Fund initially at a loss.

Economies of Scale

The Trustees concluded that breakpoints in each Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing each Fund’s expenses and the uncertainty surrounding the aspects of each Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in each Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF Harbor PanAgora Dynamic Large Cap Core ETF

At a meeting of the Board held on August 7-9, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor PanAgora Dynamic Large Cap Core ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, the Trust, on behalf of the Fund, and PanAgora Asset Management Inc. (the “Subadviser” or “PanAgora”).

In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Harbor funds’ operations and the Adviser’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for the Fund, (ii) monitor and oversee the performance and investment capabilities of such subadviser, and (iii) recommend the replacement of a subadviser when appropriate.

At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.

Factors Considered

In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

Among the factors considered by the Trustees were the following:

•	The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and PanAgora, including the background, education, expertise and experience of the investment professionals of Harbor Capital and PanAgora to provide services to the Fund;
•	The favorable history, reputation, qualifications and background of Harbor Capital and PanAgora as well as the qualifications of their personnel;
•	The fees proposed to be charged by Harbor Capital and PanAgora for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of PanAgora’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•	The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•	The investment performance of PanAgora in managing other accounts in a style similar to the style to be utilized in managing the Fund relative to the performance of a benchmark index;
•	The expected profitability of Harbor Capital with respect to the Fund;
•	Information received at meetings throughout the year related to services rendered by Harbor Capital;
•	The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•	Any “fall out” benefits that might inure to Harbor Capital, PanAgora and their respective affiliates as a result of their relationship with the Fund.

Nature, Extent, and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of many Harbor funds, to identify and recommend to the Trustees quality subadvisers for the Harbor funds, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.

The Board evaluated the nature, extent and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadviser’s personnel, the quality of the Subadviser’s processes and the culture of the Subadviser.

Advisory Fee and Expense Ratio

The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of two peer groups of funds compiled using Morningstar data and presented to the Board for comparison purposes (one consisting solely of ETFs and the other of ETFs and mutual funds).

The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to PanAgora and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.

Profitability

The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.

Economies of Scale

The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing the Fund’s expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable

ITEM 19 – EXHIBITS

(a)(1)	Code of Ethics referred to in Item 2 is attached hereto.
(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.
(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed December 23, 2024 on its behalf by the undersigned, thereunto duly authorized.

HARBOR ETF TRUST

By:	/s/ Charles F. McCain
Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles F. McCain	Chairman, President and Trustee	December 23, 2024
	Charles F. McCain	(Principal Executive Officer)

By:	/s/ John M. Paral	Treasurer (Principal Financial	December 23, 2024
	John M. Paral	and Accounting Officer)

Exhibit Index

Number	Description
99.CODE ETH	Code of Business Conduct and Ethics.
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).